UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22641

__Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _5/31/14

Item 1. Reports to Stockholders.

MAY 31, 2014

ANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Alternative Strategies Funds

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

ALTERNATIVE

Franklin K2 Alternative Strategies Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report

		Franklin K2 Alternative Strategies		Notes to Consolidated Financial
		Fund	3	Statements	79

		Performance Summary	9	Report of Independent Registered
				Public Accounting Firm	100
		Your Fund’s Expenses	15
				Tax Information	101
		Consolidated Financial Highlights and
		Consolidated Statement of		Board Members and Officers	102
		Investments	17
				Shareholder Information	107
		Consolidated Financial Statements	74

| 1

Annual Report

Franklin K2 Alternative Strategies Fund

Your Fund’s Goal and Main Investments: Franklin K2 Alternative Strategies Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or “alternative” strategies, including but not limited to long short equity, event driven, relative value and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple investment managers (subadvisors), while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); and debt securities including bonds, notes, debentures and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

We are pleased to bring you Franklin K2 Alternative Strategies Fund’s inaugural annual report for the period from the Fund’s inception on October 11, 2013, through May 31, 2014.

Performance Overview

For the period under review, Franklin K2 Alternative Strategies Fund –Class A delivered a +6.82% cumulative total return. For comparison, the Fund’s primary benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, produced a +0.03% total return.1, 2 Also for comparison, the Fund’s secondary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, generated a +2.74% total return.3, 4 You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 22.

Annual Report | 3

*Portfolio breakdown figures are stated as a percentage of total investments and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Economic and Market Overview

During the period from October 11, 2013, through May 31, 2014, the global economy grew moderately as many developed markets continued to recover and many emerging markets recorded continued growth. Major developed market central banks reaffirmed their accommodative monetary policies in an effort to support the ongoing recovery. In emerging markets, many central banks cut interest rates to boost economic growth, while others raised rates to control inflation and currency depreciation.

U.S. economic growth and employment trends were generally encouraging during the period, despite severe weather across many states in early 2014 that suppressed economic activity. In October 2013, a budget impasse resulted in a temporary federal government shutdown. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress also approved the suspension of the debt ceiling until March 2015. The U.S. Federal Reserve Board (Fed) began reducing bond purchases by $10 billion a month in January 2014, based on continued favorable economic and employment data.

Outside the U.S., the U.K. economy grew, supported by the services and manufacturing sectors. Economic activity was slower in Japan, although business sentiment and private consumption improved and unemployment reached its lowest level since 2007. Despite a relatively weak yen, export growth slowed toward period-end, resulting partly from lower shipments to

4 | Annual Report

the U.S. and China. The Bank of Japan kept its monetary policy unchanged as it maintained an upbeat inflation forecast and reiterated that the economy continued to recover moderately, despite challenges resulting from a sales tax increase in April. Although out of recession, the eurozone experienced weak employment trends and deflationary risks. The German parliament’s reelection of Chancellor Angela Merkel and the European Central Bank’s (ECB’s) highly accommodative monetary policy contributed to investor confidence in the region. However, economic growth remained subdued, and near period-end the ECB announced that it would provide additional stimulus should deflationary risks increase.

In several emerging markets, including China, growth remained solid though moderating, as domestic demand and exports were relatively soft. Emerging market equities generally rose for the period, despite volatility resulting from concerns about moderating economic growth, geopolitical tensions in certain regions and the potential impact of the Fed’s tapering its asset purchases. Many emerging market currencies depreciated against the U.S. dollar, leading central banks in several countries, including Brazil, India, Turkey, South Africa and Russia, to raise interest rates in an effort to curb inflation and support their currencies.

Stocks in developed markets rallied during the period amid a generally accommodative monetary policy environment, continued strength in corporate earnings and signs of an economic recovery. Global government and corporate bonds delivered solid performance as interest rates in many developed market countries remained low. Gold prices declined for the period despite rallying in early 2014, while oil prices generally rose amid supply concerns related to geopolitical tensions.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple sub-advisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, event driven, relative value and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. The allocations to the strategies may change from time to time based upon our assessment of their correlations to various markets and to each other, their risk profiles and return expectations. Long short equity strategies generally seek to produce returns from investments in the global equity markets by

Subadvisors
5/31/14
Long Short Equity
Chilton Investment Company, LLC
Impala Asset Management, LLC
Independence Capital Asset Partners, LLC
Jennison Associates, LLC
Wellington Management Company, LLP
Event Driven
P. Schoenfeld Asset Management L.P.
York Registered Holdings, L.P.
Relative Value
Basso Capital Management, L.P.
Chatham Asset Management, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
Global Macro
Graham Capital Management, L.P.

Annual Report | 5

What is a futures contract?

A futures contract, also called a “future,” is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

taking long and short positions in stocks and common stock indexes (through the use of derivatives or through a short position in an ETF). Event driven strategies generally invest in securities of companies undergoing significant corporate changes and new developments. Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Global macro strategies generally focus on major economic opportunities across numerous markets and investments.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and nonhedging (investment) purposes. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. The Fund may engage in active and frequent trading as part of its investment strategies.

Manager’s Discussion

All four strategies in which the Fund’s assets were allocated contributed to absolute performance during the period, with performance attribution generally dispersed evenly across relative value, event driven and long short equity, while global macro lagged.

The Fund’s relative value strategy managers were Basso Capital Management, Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Co. The relative value strategy was the largest contributor, as all subadvisors generated positive returns for the period. Convertible arbitrage was a notable substrategy performer. Other performance drivers were broad based and included security selection in European and North American bonds and equities, investment-grade new issues and residential mortgage-backed securities. Against a backdrop of rising equity markets, hedges were the one consistent detractor, primarily in the forms of equity and credit index futures, options and swaps, along with several single-issuer short exposures.

Our event driven strategy managers were P. Schoenfeld Asset Management and York Registered Holdings. Both subadvisors contributed strong positive performance for the period, as they benefited from a diverse set of trading opportunities that included special situations equity, credit and merger arbi-trage. Performance drivers included holdings in the telecommunication services and energy sectors, as well as sovereign fixed income positions, following several positive event catalysts such as continued sector consolidations and supportive regulatory regimes.5 Detractors tended to be portfolio hedges as well as soft catalyst event-driven positions that sold off

6 | Annual Report

more than the market. A soft catalyst is an expected event without a defined timeline, such as a restructuring.

The Fund’s long short equity strategy managers were Chilton Investment Co., Impala Asset Management, Independent Capital Asset Partners, Jenni-son Associates and Wellington Management Co. The long short equity strategy generated positive performance for the period. Long positions in several biopharmaceutical companies proved beneficial as favorable drug approvals in orphan diseases and oncology drove returns, as did several acquisitions, initial public offerings and strategic partnerships. Other meaningful contributors for the strategy included long positions in the consumer non-cyclical (e.g., health care), consumer cyclical (e.g., consumer discretionary), industrials and materials sectors.6 Detractors included short exposures to indexes and the utilities sector through positions in ETFs.7

Our global macro strategy manager was Graham Capital Management. The global macro strategy underperformed the other strategies as sharp intramonth market reversals posed challenges for this tactical trading strategy. In aggregate, the strategy’s fixed income and commodity positions tended to drive positive performance while equity and currency positions generally detracted.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely,the seller(“writer”)ofan option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Annual Report | 7

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source BofA Merrill Lynch, used with permission. BOFA MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

3. Source: FactSet. © 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

4. Source: Hedge Fund Research, Inc. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

5. The telecommunication services sector comprises diversified telecommunication services, wireless telecommunication services and telecommunication services in the consolidated SOI. The energy sector comprises energy; energy equipment and services; oil, gas and consumable fuels; and pipelines in the consolidated SOI.

6. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, health care technology, life sciences tools and services, and pharmaceuticals in the consolidated SOI. The consumer discretionary sector comprises auto components; automobiles; consumer durables and apparel; entertainment; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; multiline retail; retailing; specialty retail; and textiles, apparel and luxury goods in the consolidated SOI. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, building products, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, marine, professional services, road and rail, trading companies and distributors, transportation, and transportation infrastructure in the consolidated SOI. The materials sector comprises chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products in the consolidated SOI.

7. The utilities sector comprises electric utilities and gas utilities in the consolidated SOI.

8 | Annual Report

Performance Summary as of 5/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

	Net Asset Value

	Share Class		5/31/14	10/11/13		Change
	A (FAAAX)		$10.64	$10.00	+$	0.64
	C (FASCX)		$10.60	$10.00	+$	0.60
	R (FSKKX)		$10.62	$10.00	+$	0.62
	R6 (FASRX)		$10.66	$10.00	+$	0.66
	Advisor (FABZX)		$10.65	$10.00	+$	0.65

	Distributions

			Dividend
	Share Class		Income
A	(10/11/13–5/31/14)		$0.0406
C	(10/11/13–5/31/14)		$0.0406
R	(10/11/13–5/31/14)		$0.0406
	R6	(10/11/13–5/31/14)	$0.0408
	Advisor (10/11/13–5/31/14)		$0.0406

Annual Report | 9

Performance Summary (continued)

Performance as of 5/31/141

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges.

Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
		Cumulative		Average Annual	$10,000		Total Return	Total Annual Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(6/30/14)[5]	(with waiver)	(without waiver)
A								2.75%	3.54%
Since Inception (10/11/13)	+	6.82%	+	0.68%	$10,068	+	2.00%
C								3.45%	4.24%
Since Inception (10/11/13)	+	6.42%	+	5.42%	$10,542	+	6.72%
R								2.95%	3.74%
Since Inception (10/11/13)	+	6.62%	+	6.62%	$10,662	+	8.02%
R6								2.44%	3.23%
Since Inception (10/11/13)	+	7.02%	+	7.02%	$10,702	+	8.43%
Advisor								2.45%	3.24%
Since Inception (10/11/13)	+	6.92%	+	6.92%	$10,692	+	8.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Performance Summary (continued)

12 | Annual Report

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The
Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating fund assets. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors mayhavelittleorno experience managing registered investment companies. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, may result in significant volatility and cause the Fund to partic-
ipate in losses that significantly exceed the Fund’s initial investment. Lower rated or high yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell at the price they have been valued. The Fund may invest in investment funds, which may be more costly than investing in the underlying securities directly. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

Annual Report | 13

Performance Summary (continued)

1. The Fund has an expense reduction contractually guaranteed through at least 10/4/14 and a fee waiver related to a subsidiary. Fund investment results reflect the expense reductions, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Since the Fund has existed for less than one year, average annual total returns are not available. Performance shown is not annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2014 Morningstar. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months.

8. Source BofA Merrill Lynch, used with permission. BOFA MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNNECTION WITH THEIR USE.

9. Source: FactSet. © 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Fact-Set Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

10. Source: Hedge Fund Research, Inc. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

14 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 15

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 12/1/13	Value 5/31/14	Period* 12/1/13–5/31/14
A
Actual	$1,000	$1,044.20	$14.58
Hypothetical (5% return before expenses)	$1,000	$1,010.67	$14.34
C
Actual	$1,000	$1,040.20	$18.67
Hypothetical (5% return before expenses)	$1,000	$1,006.63	$18.36
R
Actual	$1,000	$1,042.20	$16.45
Hypothetical (5% return before expenses)	$1,000	$1,008.83	$16.18
R6
Actual	$1,000	$1,046.10	$13.82
Hypothetical (5% return before expenses)	$1,000	$1,011.42	$13.59
Advisor
Actual	$1,000	$1,045.10	$13.92
Hypothetical (5% return before expenses)	$1,000	$1,011.32	$13.69

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.86%; C: 3.67%;
R: 3.23%; R6: 2.71% and Advisor: 2.73%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

16 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund
Period Ended
May 31,
Class A	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	0.70
Total from investment operations	0.68
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.64

Total return[d]	6.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	3.33%
Expenses net of waiver and payments by affiliates[f]	2.83%
Expenses incurred in connection with securities sold short	0.56%
Net investment income (loss)	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$96,889
Portfolio turnover rate	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period pre-
sented. See Note 1(g).

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 17

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
May 31,
Class C	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.08)
Net realized and unrealized gains (losses)	0.72
Total from investment operations	0.64
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.60

Total return[d]	6.42%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	4.03%
Expenses net of waiver and payments by affiliates[f]	3.53%
Expenses incurred in connection with securities sold short	0.56%
Net investment income (loss)	(1.05)%

Supplemental data
Net assets, end of period (000’s)	$16,618
Portfolio turnover rate	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period pre-
sented. See Note 1(g).

18 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
May 31,
Class R	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)
Net realized and unrealized gains (losses)	0.71
Total from investment operations	0.66
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.62

Total return[d]	6.62%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	3.63%
Expenses net of waiver and payments by affiliates[f]	3.13%
Expenses incurred in connection with securities sold short	0.56%
Net investment income (loss)	(0.65)%

Supplemental data
Net assets, end of period (000’s)	$11,660
Portfolio turnover rate	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period pre-
sented. See Note 1(g).

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 19

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
May 31,
Class R6	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	0.71
Total from investment operations	0.70
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.66

Total return[d]	7.02%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	3.19%
Expenses net of waiver and payments by affiliates[f]	2.69%
Expenses incurred in connection with securities sold short	0.56%
Net investment income (loss)	(0.21)%

Supplemental data
Net assets, end of period (000’s)	$215,526
Portfolio turnover rate	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period pre-
sented. See Note 1(g).

20 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin K2 Alternative Strategies Fund
Period Ended
May 31,
Advisor Class	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)
Net realized and unrealized gains (losses)	0.71
Total from investment operations	0.69
Less distributions from net investment income	(0.04)
Net asset value, end of period	$10.65

Total return[d]	6.92%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	3.21%
Expenses net of waiver and payments by affiliates[f]	2.71%
Expenses incurred in connection with securities sold short	0.56%
Net investment income (loss)	(0.23)%

Supplemental data
Net assets, end of period (000’s)	$54,593
Portfolio turnover rate	181.06%

aFor the period October 11, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fIncludes dividend and interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the period pre-
sented. See Note 1(g).

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 21

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 49.9%
Aerospace & Defense 0.8%
Airbus Group NV	France	3,541	$253,946
[a]B/E Aerospace Inc	United States	10,279	994,493
[b]The Boeing Co	United States	4,037	546,004
[b]General Dynamics Corp	United States	7,701	909,642
[b]Transdigm Group Inc	United States	2,414	455,546
			3,159,631
Air Freight & Logistics 0.7%
[b]FedEx Corp	United States	9,907	1,428,193
[b]United Parcel Service Inc., B	United States	13,235	1,374,852
			2,803,045
Airlines 1.8%
[a]Air Canada, B	Canada	13,765	112,349
Alaska Air Group Inc	United States	4,678	460,596
[a,b]American Airlines Group Inc	United States	62,985	2,529,478
[a,c,d]AMR Corp., Contingent Distribution	United States	3,268	—
Copa Holdings SA, A	Panama	3,098	442,797
[b]Delta Air Lines Inc	United States	58,526	2,335,773
Deutsche Lufthansa AG	Germany	29,526	778,811
Japan Airlines Co. Ltd	Japan	1,700	88,674
[a]United Continental Holdings Inc	United States	10,004	443,877
			7,192,355
Auto Components 0.4%
[b]Allison Transmission Holdings Inc	United States	37,007	1,146,107
[a,b]Tenneco Inc	United States	3,663	233,516
[a]TRW Automotive Holdings Corp	United States	150	12,731
[a,b,e]Visteon Corp	United States	1,880	171,343
			1,563,697
Automobiles 0.2%
General Motors Co	United States	645	22,304
[b]Harley-Davidson Inc	United States	11,850	844,194
Toyota Motor Corp., ADR	Japan	123	13,913
			880,411
Banks 0.9%
[a]Banca Popolare di Milano Scarl	Italy	284,152	259,521
[a]Banco Popolare SC	Italy	12,129	233,952
[b]Citigroup Inc	United States	2,676	127,297
[a]Commerzbank AG	Germany	23,244	368,975
Danske Bank AS	Denmark	35,072	985,814
HSBC Holdings PLC, ADR	United Kingdom	146	7,697
Intesa Sanpaolo SpA	Italy	109,725	312,906
[b]Wells Fargo & Co	United States	22,919	1,163,827
Wing Hang Bank Ltd	Hong Kong	11,981	191,314
			3,651,303
Beverages 1.5%
[b]Anheuser-Busch InBev NV, ADR	Belgium	21,956	2,413,404
[b]Brown-Forman Corp., B	United States	15,444	1,431,195

22 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Beverages (continued)
[a,b]Constellation Brands Inc., A	United States	10,181	$856,528
Cott Corp	Canada	9,652	68,529
[b]Diageo PLC, ADR	United Kingdom	8,758	1,127,943
			5,897,599
Biotechnology 2.8%
[a]ACADIA Pharmaceuticals Inc	United States	8,514	175,814
[a,b]Acceleron Pharma Inc	United States	472	14,009
[a,b]Agios Pharmaceuticals Inc	United States	1,181	41,524
[a]Akebia Therapeutics Inc	United States	1,631	39,633
[a]Alder Biopharmaceuticals Inc	United States	899	9,655
[a,b]Alexion Pharmaceuticals Inc	United States	6,822	1,134,635
[a,b]Alnylam Pharmaceuticals Inc	United States	7,247	429,675
[a]Applied Genetic Technologies Corp	United States	3,247	44,484
[a]Arrowhead Research Corp	United States	2,438	30,670
[a]Auspex Pharmaceuticals Inc	United States	1,992	42,131
[a]BioCryst Pharmaceuticals Inc	United States	3,042	30,298
[a,b]Biogen Idec Inc	United States	2,362	754,352
[a,b]BioMarin Pharmaceutical Inc	United States	22,618	1,310,939
[a]Bluebird Bio Inc	United States	4,221	97,589
[a]Cara Therapeutics Inc	United States	2,085	28,731
[a,b]Celgene Corp	United States	3,328	509,284
[a,b]Celldex Therapeutics Inc	United States	24,552	358,705
[a]Cepheid	United States	5,325	239,891
[a]Chimerix Inc	United States	3,604	66,494
[a]Eagle Pharmaceuticals Inc	United States	4,734	56,098
[a]Fibrocell Science Inc	United States	16,084	48,252
[a]Flexion Therapeutics Inc	United States	784	9,988
[a,b]Gilead Sciences Inc	United States	10,995	892,904
[a,b]Incyte Corp. Ltd	United States	15,009	743,696
[a,b]Intercept Pharmaceuticals Inc	United States	2,429	574,726
[a,b]InterMune Inc	United States	8,127	321,992
[a]Intrexon Corp	United States	688	14,510
[a,b]Isis Pharmaceuticals Inc	United States	13,822	403,879
[a]Kindred Biosciences Inc	United States	8,109	137,042
[a,b]KYTHERA Biopharmaceuticals Inc	United States	1,694	56,698
[a]MacroGenics Inc	United States	843	15,730
[a]Merrimack Pharmaceuticals Inc	United States	35,457	275,501
[a]Ophthotech Corp	United States	3,846	156,532
[a,b]OvaScience Inc	United States	8,753	63,459
[a]Portola Pharmaceuticals Inc	United States	6,075	134,622
[a]Prothena Corp. PLC	Ireland	4,440	92,441
[a,b]Puma Biotechnology Inc	United States	1,970	150,567
[a]Receptos Inc	United States	2,175	64,728
[a]Regulus Therapeutics Inc	United States	3,057	20,574
[a]Retrophin Inc	United States	2,994	43,772
[a,b]Sangamo BioSciences Inc	United States	12,604	165,617
[a,b]Synta Pharmaceuticals Corp	United States	24,871	101,971
[a,b]Targacept Inc	United States	5,717	21,439
[a]Tetraphase Pharmaceuticals Inc	United States	6,131	64,621

			Annual Report | 23

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]TG Therapeutics Inc	United States	3,875	$25,304
[a]Ultragenyx Pharmaceutical Inc	United States	5,242	196,889
[a]Verastem Inc	United States	4,253	39,468
[a]Versartis Inc	United States	455	13,600
[a,b]Vertex Pharmaceuticals Inc	United States	12,130	876,514
[a]ZIOPHARM Oncology Inc	United States	14,017	50,461
			11,192,108
Building Products 0.3%
Fortune Brands Home & Security Inc	United States	16,503	659,790
Masco Corp	United States	17,184	366,019
			1,025,809
Capital Markets 0.1%
Lazard Ltd., A	United States	10,753	543,027
Chemicals 2.8%
[b]Air Products & Chemicals Inc	United States	23,415	2,809,097
[b]Airgas Inc	United States	2,169	230,608
Akzo Nobel NV	Netherlands	14,755	1,105,835
The Dow Chemical Co	United States	1,156	60,251
[b]Eastman Chemical Co	United States	7,127	629,029
[b]Ecolab Inc	United States	11,303	1,234,174
LyondellBasell Industries NV, A	United States	3,119	310,559
[b]Monsanto Co	United States	3,960	482,526
Potash Corp. of Saskatchewan Inc	Canada	4,150	150,728
Rockwood Holdings Inc	United States	437	33,374
[b]The Sherwin-Williams Co	United States	6,421	1,313,801
Tronox Ltd., A	United States	500	13,285
Westlake Chemical Corp	United States	1,682	135,990
[a,b]WR Grace & Co	United States	25,770	2,372,902
			10,882,159
Commercial Services & Supplies 0.8%
Edenred	France	15,972	500,656
[a,b]Enernoc Inc	United States	18,398	353,058
[a]Metalico Inc	United States	114,883	144,948
Mitie Group PLC	United Kingdom	23,271	130,789
Tyco International Ltd	United States	46,850	2,044,534
West Corp	United States	3,770	101,036
			3,275,021
Communications Equipment 0.4%
[a]Aruba Networks Inc	United States	13,315	246,527
[a,b]F5 Networks Inc	United States	2,265	245,866
[a,b]Juniper Networks Inc	United States	16,330	399,432
[b]QUALCOMM Inc	United States	4,478	360,255
[a]Ruckus Wireless Inc	United States	6,200	66,960
[a]ShoreTel Inc	United States	27,975	194,706
[a]Ubiquiti Networks Inc	United States	5,300	185,288
			1,699,034

24 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Construction & Engineering 0.3%
Chicago Bridge & Iron Co. NV	United States	2,168	$176,475
Fluor Corp	United States	9,672	726,174
Foster Wheeler AG	Switzerland	6,784	229,706
[a]MasTec Inc	United States	1,100	39,600
			1,171,955
Construction Materials 0.1%
[a]Holcim Ltd	Switzerland	4,453	390,601
Consumer Finance 0.1%
American Express Co	United States	3,000	274,500
Containers & Packaging 0.2%
[b]Ball Corp	United States	3,225	194,661
[a]Crown Holdings Inc	United States	2,105	102,829
DS Smith PLC	United Kingdom	36,497	194,234
[a]Graphic Packaging Holding Co	United States	20,695	227,438
			719,162
Diversified Financial Services 0.8%
[a,b]Ally Financial Inc	United States	19,431	457,794
[a]Element Financial Corp	Canada	730	9,190
[a]ING Groep NV	Netherlands	83,715	1,172,551
[b]Moody’s Corp	United States	12,745	1,090,207
[a]MSCI Inc	United States	7,610	328,448
			3,058,190
Diversified Telecommunication Services 0.6%
[e]AT&T Inc	United States	901	31,959
[a,e]Koninklijke KPN NV	Netherlands	182,477	674,348
Telecom Italia SpA	Italy	301,008	287,430
Telefonica Czech Republic AS	Czech Republic	10,086	146,159
[a]tw telecom Inc	United States	2,143	70,269
Verizon Communications Inc	United States	1,120	55,955
Ziggo NV	Netherlands	25,811	1,216,856
			2,482,976
Electric Utilities 0.0%†
PPL Corp	United States	2,059	72,250
Electrical Equipment 0.2%
Nidec Corp	Japan	3,500	203,502
[b]Rockwell Automation Inc	United States	5,420	656,254
			859,756
Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co. Ltd	China	175,000	209,920
Energy Equipment & Services 0.6%
CARBO Ceramics Inc	United States	3,711	510,522
[a]FMC Technologies Inc	United States	2,880	167,213
[b]Helmerich & Payne Inc	United States	8,446	928,638

Annual Report | 25

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd	United States	7,330	$762,613
			2,368,986
Food & Staples Retailing 1.5%
[b]Costco Wholesale Corp	United States	20,365	2,362,747
CVS Caremark Corp	United States	593	46,444
[a,b]Rite Aid Corp	United States	27,463	229,590
[b]Safeway Inc	United States	22,647	777,698
[b]Wal-Mart Stores Inc	United States	11,405	875,562
[b]Walgreen Co	United States	23,292	1,674,928
			5,966,969
Food Products 0.7%
[a,b]Chiquita Brands International Inc	United States	27,000	277,020
Cranswick PLC	United Kingdom	13,528	287,072
[a]Diamond Foods Inc	United States	3,109	99,333
Greencore Group PLC	Ireland	50,228	245,335
The Hillshire Brands Co	United States	4,892	260,646
Keurig Green Mountain Inc	United States	136	15,338
Lindt & Spruengli AG	Switzerland	16	951,424
Mondelez International Inc	United States	10,690	402,158
[a,b]The WhiteWave Foods Co., A	United States	10,299	324,315
			2,862,641
Gas Utilities 0.0%†
Tokyo Gas Co. Ltd., ADR	Japan	362	8,246
Health Care Equipment & Supplies 0.4%
[b]Becton Dickinson and Co	United States	6,337	745,865
[a,b]Derma Sciences Inc	United States	8,706	88,627
[a]GenMark Diagnostics Inc	United States	17,000	187,170
[a,b]Hologic Inc	United States	10,663	260,604
[a]InspireMD Inc	United Kingdom	14,923	37,307
[a]Novadaq Technologies Inc	Canada	8,524	124,195
[a]Tandem Diabetes Care Inc	United States	610	9,906
[a]Tornier NV	United States	1,941	41,751
			1,495,425
Health Care Providers & Services 1.5%
[a]Acadia Healthcare Co. Inc	United States	5,089	216,995
[b]Aetna Inc	United States	6,551	508,030
[a]Cambian Group PLC	United Kingdom	8,649	32,981
[a]Celesio AG	Germany	25,996	924,543
[a,b]Centene Corp	United States	4,746	353,672
[b]Cigna Corp	United States	3,155	283,256
[a]Community Health Systems Inc	United States	27,875	2,091
[a,b]DaVita HealthCare Partners Inc	United States	3,463	244,453
[a]Envision Healthcare Holdings Inc	United States	6,666	229,844
[a,b]HCA Holdings Inc	United States	20,073	1,063,668
[a,b]Healthways Inc	United States	16,034	276,266
Humana Inc	United States	1,405	174,866

26 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services (continued)
McKesson Corp	United States	2,653	$503,115
[a]Molina Healthcare Inc	United States	3,118	134,355
[a,b]Premier Inc., A	United States	1,886	55,901
Rhoen Klinikum AG	Germany	7,309	241,063
[b]UnitedHealth Group Inc	United States	2,079	165,551
[b]Universal Health Services Inc., B	United States	4,155	372,163
			5,782,813
Health Care Technology 0.1%
[a]Allscripts Healthcare Solutions Inc	United States	6,720	99,053
[a]Castlight Health Inc	United States	287	4,357
[a]IMS Health Holdings Inc	United States	4,620	111,896
			215,306
Hotels, Restaurants & Leisure 1.2%
Compass Group PLC	United Kingdom	5,635	94,028
[b]Domino’s Pizza Inc	United States	14,502	1,050,670
Extended Stay America Inc	United States	2,332	51,537
[b]Las Vegas Sands Corp	United States	11,501	880,057
Marriott International Inc., A	United States	2,500	154,050
[b]Starbucks Corp	United States	3,000	219,720
Starwood Hotels & Resorts Worldwide Inc	United States	1,900	151,715
[b]Wyndham Worldwide Corp	United States	28,348	2,095,768
			4,697,545
Household Durables 0.9%
Lennar Corp., A	United States	25,218	1,031,416
MDC Holdings Inc	United States	5,155	147,485
[a]Meritage Homes Corp	United States	3,285	131,761
[a]Mohawk Industries Inc	United States	1,664	225,738
[a,b]NVR Inc	United States	946	1,053,504
[b]The Ryland Group Inc	United States	20,926	788,910
[a]Sharp Corp	Japan	19,741	55,849
[a]Tempur Sealy International Inc	United States	3,548	194,998
			3,629,661
Household Products 0.1%
[b]Colgate-Palmolive Co	United States	8,506	581,810
Industrial Conglomerates 0.0%†
Siemens AG, ADR	Germany	154	20,470
Insurance 0.3%
[b]American International Group Inc	United States	7,607	411,311
Aspen Insurance Holdings Ltd	United States	13,259	609,251
			1,020,562
Internet & Catalog Retail 0.9%
[a,b]Amazon.com Inc	United States	1,255	392,250
Expedia Inc	United States	3,400	249,220
[a,b]HomeAway Inc	United States	12,730	392,084

Annual Report | 27

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Internet & Catalog Retail (continued)
[a]Netflix Inc	United States	610	$254,876
[a,b]Priceline Group Inc	United States	1,430	1,828,441
[a,b]TripAdvisor Inc	United States	4,980	483,907
			3,600,778
Internet Software & Services 1.1%
[a,b]Akamai Technologies Inc	United States	7,120	386,901
[a]Baidu Inc., ADR	China	1,243	206,338
[a]Bankrate Inc	United States	13,840	209,676
[a]CoStar Group Inc	United States	1,100	174,405
[a]Dealertrack Technologies Inc	United States	2,100	83,391
[a]Demandware Inc	United States	1,670	101,686
[a,b]eBay Inc	United States	8,915	452,258
[a]Equinix Inc	United States	1,900	377,625
[a,b]Google Inc., A	United States	1,248	713,419
[a,b]Google Inc., C	United States	415	232,807
[b]IAC/InterActiveCorp	United States	8,445	559,144
[a,b]Pandora Media Inc	United States	9,825	241,007
[a]VeriSign Inc	United States	4,640	232,371
[a]Xoom Corp	United States	10,100	224,220
[a]Yelp Inc	United States	3,900	257,985
[a]Zillow Inc., A	United States	700	82,614
			4,535,847
IT Services 2.6%
Accenture PLC, A	United States	8,060	656,487
[a]Alliance Data Systems Corp	United States	1,645	421,202
[b]Automatic Data Processing Inc	United States	10,585	843,413
[a]CACI International Inc., A	United States	2,812	200,777
[a]Cardtronics Inc	United States	13,420	388,912
[a,b]Cognizant Technology Solutions Corp., A	United States	9,220	448,184
[a,b]EPAM Systems Inc	United States	5,610	236,013
EVERTEC Inc	Puerto Rico	17,165	410,415
[a,b]ExlService Holdings Inc	United States	16,185	458,683
[b]Forrester Research Inc	United States	7,000	264,740
[a]Gartner Inc	United States	3,825	271,919
[a]Genpact Ltd	United States	33,490	564,307
[b]Global Payments Inc	United States	8,100	555,336
[b]Heartland Payment Systems Inc	United States	12,435	515,431
[a]InterXion Holding NV	Netherlands	3,005	79,001
[b]MasterCard Inc., A	United States	21,501	1,643,751
QIWI PLC, ADR	Russia	2,725	115,131
[a,b]Sapient Corp	United States	13,895	228,573
[a]ServiceSource International Inc	United States	21,940	99,827
[a,b]Vantiv Inc., A	United States	12,025	372,655
[a]VeriFone Systems Inc	United States	4,745	155,683
[b]Visa Inc., A	United States	2,045	439,327
[a]WEX Inc	United States	7,657	737,293
			10,107,060

28 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Leisure Equipment & Products 0.3%
Brunswick Corp	United States	14,570	$627,967
[b]Polaris Industries Inc	United States	5,300	683,276
			1,311,243

Life Sciences Tools & Services 0.3%
[a]Bruker Corp	United States	4,851	101,628
[a]Fluidigm Corp	United States	6,401	177,564
[a]ICON PLC	Ireland	1,759	74,353
[a,b]Illumina Inc	United States	3,122	494,057
Thermo Fisher Scientific Inc	United States	844	98,672
[a,b]WuXi Pharmatech Cayman Inc., ADR	China	6,193	206,660
			1,152,934

Machinery 1.8%
Flowserve Corp	United States	1,571	115,846
PACCAR Inc	United States	2,352	149,023
Pall Corp	United States	1,773	150,244
Parker Hannifin Corp	United States	4,070	509,686
[b]The Timken Co	United States	33,317	2,139,618
[b]The Toro Co	United States	15,106	975,545
Trinity Industries Inc	United States	9,945	860,541
Volvo AB, B	Sweden	80,913	1,176,455
Wabtec Corp	United States	6,456	508,345
Wartsila OY	Finland	6,498	350,592
[b]Xylem Inc	United States	2,711	101,120
			7,037,015

Marine 0.2%
[a]American Shipping ASA	Norway	8,218	70,111
Irish Continental Group PLC	Ireland	18,797	689,523
			759,634

Media 3.5%
[b]CBS Corp., B	United States	19,807	1,180,695
[b]Comcast Corp., A	United States	20,133	1,050,943
CyberAgent Inc	Japan	2,400	95,717
[a]DIRECTV	United States	5,590	460,840
[a,b]DISH Network Corp., A	United States	27,693	1,624,471
[a]DreamWorks Animation SKG Inc	United States	4,510	126,641
[b]Grupo Televisa SAB, ADR	Mexico	28,288	956,134
[a]Imax Corp	Canada	5,625	147,544
Liberty Global PLC	United Kingdom	12,629	540,521
Liberty Global PLC, A	United Kingdom	14,198	639,194
[a,b]Liberty Media Corp., A	United States	11,487	1,460,342
[a]Sirius XM Holdings Inc	United States	123,519	405,142
[b,e]Time Warner Cable Inc	United States	15,397	2,173,441
Time Warner Inc	United States	8,787	613,596
[a,b]Tribune Co	United States	4,818	381,586
[a]TVN SA	Poland	16,434	84,338
[b]The Walt Disney Co	United States	20,646	1,734,470
			13,675,615

Annual Report | 29

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Metals & Mining 0.5%
[a]Constellium NV, A	Netherlands	8,743	$254,771
[a]RTI International Metals Inc	United States	8,323	223,223
[a]Thompson Creek Metals Co. Inc	United States	55,000	154,550
[a]ThyssenKrupp AG	Germany	44,332	1,331,307
United States Steel Corp	United States	1,378	31,749
US Silica Holdings Inc	United States	1,126	56,942
			2,052,542
Multiline Retail 0.5%
Dillard’s Inc., A	United States	660	74,415
[a,b]Dollar General Corp	United States	19,308	1,038,384
[b]Macy’s Inc	United States	16,074	962,672
			2,075,471
Oil, Gas & Consumable Fuels 1.1%
Anadarko Petroleum Corp	United States	2,071	213,023
[a]Athabasca Oil Corp	Canada	95,877	667,593
DHT Holdings Inc	United States	12,663	92,567
EnCana Corp	Canada	13,005	302,846
Exxon Mobil Corp	United States	318	31,969
[a]Gaslog Ltd	Monaco	5,830	136,131
Gaslog Partners LP	Monaco	8,858	234,914
Hess Corp	United States	2,517	229,802
Marathon Petroleum Corp	United States	7,760	693,666
Navios Maritime Acquisition	United States	17,259	61,615
[b]Occidental Petroleum Corp	United States	6,167	614,788
[b]Phillips 66	United States	1,876	159,066
[b]Pioneer Natural Resources Co	United States	1,925	404,558
Statoil ASA, ADR	Norway	354	10,797
The Williams Cos Inc	United States	6,413	301,154
			4,154,489
Paper & Forest Products 0.0%†
[a]KapStone Paper and Packaging Corp	United States	3,495	101,530
Pharmaceuticals 3.6%
AbbVie Inc	United States	3,984	216,451
Actavis PLC	United States	1,603	339,099
[a]Aerie Pharmaceuticals Inc	United States	2,141	33,550
Allergan Inc	United States	21,863	3,661,178
[a,b]Aratana Therapeutics Inc	United States	8,319	116,965
AstraZeneca PLC, ADR	United Kingdom	6,997	505,183
Bayer AG, ADR	Germany	131	18,925
[b]Bristol-Myers Squibb Co	United States	12,138	603,744
CFR Pharmaceuticals SA	Chile	996,272	324,572
Eli Lilly & Co	United States	927	55,490
[a]Flamel Technologies SA, ADR	France	8,194	91,609
[a,b]Forest Laboratories Inc	United States	14,802	1,402,934
GlaxoSmithKline PLC, ADR	United Kingdom	161	8,684
[a]GW Pharmaceuticals PLC, ADR	United Kingdom	2,389	162,858
[a]Impax Laboratories Inc	United States	4,627	128,446

30 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a]Jazz Pharmaceuticals PLC	United States	2,920	$414,231
Johnson & Johnson	United States	443	44,947
[a,b]The Medicines Co	United States	8,340	232,686
[a]Mediwound Ltd	Israel	1,638	19,459
[b]Merck & Co. Inc	United States	11,399	659,546
[a]Mylan Inc	United States	16,138	804,318
Novo Nordisk AS, ADR	Denmark	4,581	193,685
[a,b]Pacira Pharmaceuticals Inc	United States	6,866	532,870
Perrigo Co. PLC	United States	2,087	288,423
Pfizer Inc	United States	29,947	887,330
[b]Questcor Pharmaceuticals Inc	United States	6,833	615,858
[a]Revance Therapeutics Inc	United States	1,878	59,138
Roche Holding AG	Switzerland	2,680	788,587
Roche Holding AG, ADR	Switzerland	1,182	43,604
Sanofi, ADR	France	611	32,566
Shire PLC, ADR	Ireland	1,462	253,496
Teva Pharmaceutical Industries Ltd., ADR	Israel	5,346	269,920
[a]Valeant Pharmaceuticals International Inc	Canada	2,803	367,782
[a,b]XenoPort Inc	United States	4,145	16,787
			14,194,921
Professional Services 1.2%
[b]Equifax Inc	United States	11,485	813,023
Experian PLC	United Kingdom	26,498	460,592
[a,b]Huron Consulting Group Inc	United States	8,035	545,416
[b]ManpowerGroup Inc	United States	6,120	501,718
Nielsen NV	United States	6,571	317,116
[b]Robert Half International Inc	United States	10,060	458,635
SThree PLC	United Kingdom	62,747	370,220
Towers Watson & Co., A	United States	7,567	851,363
[a]Verisk Analytics Inc., A	United States	1,835	108,614
[a]WageWorks Inc	United States	5,550	224,664
			4,651,361
Real Estate Investment Trusts (REITs) 1.3%
Acadia Realty Trust	United States	5,801	160,050
American Realty Capital Properties Inc	United States	43,641	541,585
[b]American Tower Corp	United States	5,607	502,555
AvalonBay Communities Inc	United States	1,211	171,768
Corrections Corp. of America	United States	3,246	105,592
Equity Lifestyle Properties Inc	United States	878	38,404
Equity One Inc	United States	1,327	30,468
Excel Trust Inc	United States	5,988	79,042
Gaming and Leisure Properties Inc	United States	2,420	81,215
[b]Mid-America Apartment Communities Inc	United States	10,086	729,722
[b]NorthStar Realty Finance Corp	United States	42,139	697,596
Post Properties Inc	United States	654	33,452
Ryman Hospitality Properties Inc	United States	4,211	194,254
Spirit Realty Capital Inc	United States	44,762	505,363
[b]Sunstone Hotel Investors Inc	United States	16,786	246,586

			Annual Report | 31

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Real Estate Investment Trusts (REITs) (continued)
Tanger Factory Outlet Centers Inc	United States	1,991	$70,521
Taubman Centers Inc	United States	2,916	218,408
Ventas Inc	United States	442	29,526
Weyerhaeuser Co	United States	7,265	228,266
[b]WP Carey Inc	United States	8,653	550,677
			5,215,050
Real Estate Management & Development 0.4%
[a,b]CBRE Group Inc., A	United States	43,130	1,287,195
[a,b]Realogy Holdings Corp	United States	11,102	412,772
			1,699,967
Road & Rail 1.4%
[a,b]Hertz Global Holdings Inc	United States	57,044	1,684,134
JB Hunt Transport Services Inc	United States	4,350	337,821
Ryder System Inc	United States	7,672	665,853
[a]Swift Transportation Co	United States	10,906	270,032
[b]Union Pacific Corp	United States	13,169	2,624,187
			5,582,027
Semiconductors & Semiconductor Equipment 1.5%
Altera Corp	United States	6,100	202,093
Applied Materials Inc	United States	3,000	60,570
[a]Applied Micro Circuits Corp	United States	33,715	303,435
Avago Technologies Ltd	Singapore	8,683	613,628
[a]Freescale Semiconductor Ltd	United States	15,800	350,602
[a]GT Advanced Technologies Inc	United States	2,650	44,679
KLA-Tencor Corp	United States	323	21,163
[a]Lam Research Corp	United States	1,900	117,876
[b]Maxim Integrated Products Inc	United States	10,325	353,631
MediaTek Inc	Taiwan	14,300	232,249
[a]Micron Technology Inc	United States	3,505	100,208
[a]Montage Technology Group Ltd	China	2,300	43,608
[a]NXP Semiconductors NV	Netherlands	45,936	2,852,626
[a]Silicon Laboratories Inc	United States	2,325	104,904
[a]SK Hynix Inc	South Korea	5,770	249,701
[a]SunEdison Inc	United States	20,762	408,804
Texas Instruments Inc	United States	396	18,604
			6,078,381
Software 1.2%
[b]Activision Blizzard Inc	United States	17,365	360,845
[a,b]Adobe Systems Inc	United States	13,280	857,091
[a,b]Aspen Technology Inc	United States	4,116	176,947
[a,b]Cadence Design Systems Inc	United States	13,715	228,903
[a,b]Citrix Systems Inc	United States	5,703	353,415
Giant Interactive Group Inc., ADR	China	16,907	198,826
[a]Guidewire Software Inc	United States	2,620	98,957
Intuit Inc	United States	5,580	442,438
[a,b]MICROS Systems Inc	United States	9,225	492,800

32 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Software (continued)
[b]Microsoft Corp	United States	12,705	$520,143
[a]NetScout Systems Inc	United States	775	30,124
[a]NetSuite Inc	United States	2,085	167,822
[a]Qualys Inc	United States	5,255	124,228
[a]Red Hat Inc	United States	3,060	153,367
[a,b]Verint Systems Inc	United States	7,020	325,237
[a]VMware Inc., A	United States	1,705	164,533
			4,695,676
Specialty Retail 1.1%
Best Buy Co. Inc	United States	9,957	275,411
[a]Cabela’s Inc	United States	2,423	148,360
[b]CST Brands Inc	United States	24,703	816,928
DSW Inc., A	United States	2,780	69,639
[b]The Gap Inc	United States	17,600	725,648
[b]The Home Depot Inc	United States	11,014	883,653
The Men’s Wearhouse Inc	United States	6,983	347,614
Signet Jewelers Ltd	United States	3,331	353,386
[b]Tiffany & Co	United States	9,026	897,275
			4,517,914
Technology Hardware, Storage & Peripherals 0.6%
[b]Apple Inc	United States	1,300	822,900
Canon Inc., ADR	Japan	125	4,129
EMC Corp	United States	25,125	667,320
Hewlett-Packard Co	United States	7,100	237,850
Lenovo Group Ltd	China	200,000	247,647
[a]Stratasys Ltd	United States	1,600	148,832
Western Digital Corp	United States	2,700	237,195
			2,365,873
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA	Switzerland	7,976	840,353
Coach Inc	United States	9,365	381,249
Hermes International	France	561	198,830
[a,b]Steven Madden Ltd	United States	8,106	258,257
			1,678,689
Thrifts & Mortgage Finance 0.1%
[a]Federal Home Loan Mortgage Corp	United States	24,491	108,740
[a]Federal National Mortgage Association	United States	22,941	101,629
[a]Ocwen Financial Corp	United States	1,873	65,686
			276,055
Tobacco 0.0%†
Altria Group Inc	United States	538	22,359
British American Tobacco PLC, ADR	United Kingdom	77	9,337
Lorillard Inc	United States	1,228	76,345
Philip Morris International Inc	United States	94	8,323
			116,364

		Annual Report | 33

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)
Trading Companies & Distributors 0.0%†
Mitsubishi Corp., ADR	Japan	297	$11,773
Mitsui & Co. Ltd., ADR	Japan	41	12,492
			24,265
Transportation Infrastructure 0.1%
BBA Aviation PLC	United Kingdom	18,052	94,770
Groupe Eurotunnel SA	France	7,657	101,246
			196,016
Wireless Telecommunication Services 1.0%
[b]Crown Castle International Corp	United States	4,246	325,796
[a,b]SBA Communications Corp., A	United States	10,884	1,104,726
SoftBank Corp	Japan	12,939	933,565
[a,b]T-Mobile U.S. Inc	United States	32,060	1,100,620
TIM Participacoes SA, ADR	Brazil	10,102	275,178
[e]Vodafone Group PLC, ADR	United Kingdom	576	20,166
			3,760,051
Total Common Stocks and Other Equity Interests
(Cost $186,996,292)			197,271,711

Exchange Traded Funds 0.1%
iShares U.S. Home Construction ETF	United States	12,500	300,375
WisdomTree Japan Hedged Equity Fund	Japan	1,575	75,316
Total Exchange Traded Funds (Cost $374,748)			375,691

Convertible Preferred Stocks 2.6%
Agriculture 0.1%
Bunge Ltd., cvt. pfd., 4.875%	United States	2,905	306,797
Diversified Telecommunication Services 0.0%†
[a]Iridium Communications Inc., cvt. pfd., 6.75%, Series B	United States	350	110,957
Electric Utilities 0.2%
NextEra Energy Inc., cvt. pfd., 5.889%	United States	10,000	625,700
Energy Equipment & Services 0.2%
[a]McDermott International Inc., cvt. pfd., 6.25%	United States	28,000	732,200
Food Products 0.2%
Post Holdings Inc., cvt. pfd.,
[g] 144A, 2.50%	United States	6,700	680,469
[g] 144A, 3.75%	United States	750	88,267
[a] 5.25%	United States	790	83,574
			852,310
Insurance 0.1%
[b]MetLife Inc., cvt. pfd., 5.00%	United States	11,800	348,690
Metals & Mining 0.0%†
ArcelorMittal, cvt. pfd., 6.00%	Luxembourg	825	19,165
Cliffs Natural Resources Inc., cvt. pfd., 7.00%	United States	1,959	33,793
			52,958

34 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Convertible Preferred Stocks (continued)
Multi-Utilities 0.5%
Dominion Resources Inc., cvt. pfd.,
Series A, 6.125%	United States	137	$7,849
[b] Series B, 6.00%	United States	32,000	1,844,800
			1,852,649
Oil, Gas & Consumable Fuels 0.8%
[g]Chesapeake Energy Corp., cvt. pfd., 144A, 5.75%	United States	17	20,517
Energy XXI Bermuda Ltd., cvt. pfd., 5.625%	United States	3,513	912,831
PetroQuest Energy Inc., cvt. pfd, Series B., 6.875%	United States	8,750	376,250
Sanchez Energy Corp., cvt. pfd., Series B, 6.50%	United States	16,600	1,499,146
SandRidge Energy Inc., cvt. pfd., 7.00%	United States	2,925	310,781
			3,119,525
Real Estate Investment Trusts (REITs) 0.2%
EPR Properties, cvt. pfd., Series E, 9.00%	United States	1,197	38,248
[b]Health Care REIT Inc., cvt. pfd., Series I, 6.50%	United States	7,330	434,302
iStar Financial Inc., cvt. pfd., Series J, 4.50%	United States	915	57,200
[b]Weyerhaeuser Co., cvt. pfd., Series A, 6.375%	United States	7,268	426,196
			955,946
Specialty Retail 0.1%
[g]Barnes & Noble Inc., cvt. pfd., 144A, Series J, 7.75%	United States	285	355,876
Tobacco 0.2%
[b]Universal Corp., cvt. pfd., 6.75%	United States	705	865,423
Wireless Telecommunication Services 0.0%†
Crown Castle International Corp., cvt. pfd., Series A, 4.50%	United States	792	82,669
Total Convertible Preferred Stocks (Cost $9,840,633)			10,261,700

Preferred Stocks 0.7%
Banks 0.1%
[a]National Bank of Greece SA, pfd., Series A, 9.00%	Greece	1,363	26,688
Royal Bank of Scotland Group PLC, junior sub., pfd.,
[b] Series L, 5.75%	United Kingdom	14,441	337,053
Series M, 6.40%	United Kingdom	2,563	62,255
Series N, 6.35%	United Kingdom	1,720	41,452
Series P, 6.25%	United Kingdom	578	13,780
Series R, 6.125%	United Kingdom	634	15,089
Series S, 6.60%	United Kingdom	2,489	60,980
			557,297
Diversified Financial Services 0.1%
[g]Ally Financial Inc., 144A, pfd., Series G, 7.00%	United States	105	106,417
RBS Capital Funding Trust V, pfd., Series E, 5.90%	Netherlands	2,590	61,513
RBS Capital Funding Trust VII, pfd., Series G, 6.08%	Netherlands	5,279	127,118
			295,048
Machinery 0.1%
MAN SE, pfd., zero cpn	Germany	3,542	441,790
Marine 0.2%
[a]Seaspan Corp., senior, pfd., 6.375%	United States	23,200	585,336

			Annual Report | 35

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares		Value
Preferred Stocks (continued)
Thrifts & Mortgage Finance 0.2%
[a,b]Federal Home Loan Mortgage Corp., pfd., Series Z, 8.375%	United States	56,577		$611,032
[a]Federal National Mortgage Association, pfd., Series S, 8.25%	United States	24,000		246,720
				857,752
Total Preferred Stocks (Cost $2,572,786)				2,737,223

		Principal Amount*
Convertible Bonds 11.6%
Aerospace & Defense 0.1%
[b]AAR Corp., senior note, Series B, 2.25%, 3/01/16	United States	346,000		353,785
Airlines 0.2%
[b]Hawaiian Holdings Inc., senior note, 5.00%, 3/15/16	United States	400,000		810,000
Automobiles 0.0%†
Ford Motor Co., senior note, 4.25%, 11/15/16	United States	20,000		38,362
Biotechnology 0.6%
AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	385,000		388,850
BioMarin Pharmaceutical Inc., senior sub. note,
0.75%, 10/15/18	United States	8,000		8,125
1.50%, 10/15/20	United States	13,000		13,414
Corsicanto Ltd., senior bond, Series 2014, 3.50%, 1/15/32	Ireland	335,000		258,366
[b,g]Cubist Pharmaceuticals Inc., senior note, 144A, 1.875%, 9/01/20	United States	435,000		488,560
[g]Emergent Biosolutions Inc., senior note, 144A, 2.875%, 1/15/21	United States	30,000		31,200
Gilead Sciences Inc., senior note, Series D, 1.625%, 5/01/16	United States	28,000		100,030
[g]Orexigen Therapeutics Inc., senior note, 144A, 2.75%, 12/01/20	United States	395,000		439,931
[b,g]Spectrum Pharmaceuticals Inc., senior note, 144A, 2.75%, 12/15/18	United States	500,000		514,375
				2,242,851
Building Products 0.1%
[g]Griffon Corp., sub. note, 144A, 4.00%, 1/15/17	United States	295,000		334,641
Capital Markets 0.7%
[b,g]Ares Capital Corp., senior note, 144A, 4.375%, 1/15/19	United States	80,000		85,550
[i]The Bank of New York Mellon Luxembourg SA, senior bond, FRN,
Series BMPS, 4.578%, 12/30/99	Luxembourg	200,000	EUR	120,640
[b,g]Cowen Group Inc., senior note, 144A, 3.00%, 3/15/19	United States	465,000		487,959
[b,g]FXCM Inc., senior note, 144A, 2.25%, 6/15/18	United States	535,000		534,331
[g]New Mountain Finance Corp., senior note, 144A, 5.00%, 6/15/19	United States	350,000		353,185
[g]Prospect Capital Corp., senior note, 144A, 4.75%, 4/15/20	United States	1,100,000		1,090,375
				2,672,040
Commercial Services & Supplies 0.3%
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	350,000		327,031
[b,g]Carriage Services Inc., sub. note, 144A, 2.75%, 3/15/21	United States	350,000		377,783
Cenveo Corp., senior note, 7.00%, 5/15/17	United States	315,000		335,869
				1,040,683
Communications Equipment 0.0%†
[g]JDS Uniphase Corp., senior bond, 144A, 0.625%, 8/15/33	United States	150,000		149,344

36 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Computers & Peripherals 0.0%†
SanDisk Corp., senior note, 1.50%, 8/15/17	United States	11,000		$21,092
Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA, sub. note, 6.50%,
10/30/14	Spain	250,000	EUR	338,234
Diversified Financial Services 0.1%
China Overseas Finance Investment Cayman IV Ltd., senior note,
Series COLI, zero cpn., 2/04/21	Hong Kong	200,000		203,250
[g]Encore Capital Group Inc., senior note, 144A, 2.875%, 3/15/21	United States	365,000		354,734
				557,984
Electrical Equipment 0.1%
[b]General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	510,000		510,637
Electronic Equipment, Instruments & Components 0.5%
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	538,000		565,236
[g]Vishay Intertechnology Inc., senior bond, 144A
[b] 2.25%, 11/15/40	United States	1,225,000		1,437,844
2.25%, 5/15/41	United States	50,000		47,344
				2,050,424
Electronics 0.1%
[g]InvenSense Inc., senior note, 144A, 1.75%, 11/01/18	United States	230,000		260,762
Energy 0.2%
[b]SolarCity Corp., senior note, 2.75%, 11/01/18	United States	510,000		614,231
Food Products 0.2%
Chiquita Brands International Inc., senior note, 4.25%, 8/15/16	United States	320,000		322,600
Olam International Ltd., senior note, 6.00%, 10/15/16	Singapore	500,000		544,375
				866,975
Health Care Equipment & Supplies 0.3%
Accuray Inc., senior note, 3.75%, 8/01/16	United States	195,000		227,419
[b]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	325,000		355,672
[b]Volcano Corp., senior note, 1.75%, 12/01/17	United States	460,000		444,475
				1,027,566
Health Care Providers & Services 0.8%
Healthways Inc., senior note, 1.50%, 7/01/18	United States	295,000		325,238
[b]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	595,000		739,659
Omnicare Inc., senior sub. bond,
3.75%, 4/01/42	United States	945,000		1,509,638
[b] 3.50%, 2/15/44	United States	450,000		494,156
				3,068,691
Household Durables 0.1%
[g]Jarden Corp., senior sub. bond, 144A, 1.125%, 3/15/34	United States	35,000		35,175
KB Home, senior note, 1.375%, 2/01/19	United States	75,000		73,969
[b]Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	379,000		405,056
				514,200

Annual Report | 37

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Insurance 0.1%
[g]HCI Group Inc., senior note, 144A, 3.875%, 3/15/19	United States	50,000	$45,875
[b,g]MGIC Investment Corp., junior sub. bond, 144A, 9.00%, 4/01/63	United States	250,000	316,719
			362,594

Internet & Catalog Retail 0.2%
[b,g]HomeAway Inc., senior note, 144A, 0.125%, 4/01/19	United States	415,000	390,878
Priceline Group Inc.,
senior note, 1.00%, 3/15/18	United States	72,000	108,315
[g] 144A, 0.35%, 6/15/20	United States	280,000	347,200
			846,393

Internet Software & Services 0.5%
[b,g]Blucora Inc., senior note, 144A, 4.25%, 4/01/19	United States	315,000	349,256
[g]SINA Corp., senior note, 144A, 1.00%, 12/01/18	China	670,000	607,187
[b,g]Trulia Inc., senior note, 144A, 2.75%, 12/15/20	United States	480,000	615,600
Web.com Group Inc., senior note, 1.00%, 8/15/18	United States	25,000	30,078
[g]Yandex NV, senior note, 144A, 1.125%, 12/15/18	Russia	225,000	210,516
			1,812,637

IT Services 0.1%
[g]ModusLink Global Solutions Inc., senior note, 144A, 5.25%, 3/01/19	United States	250,000	231,875

Life Sciences Tools & Services 0.1%
[g]Albany Molecular Research Inc., senior note, 144A, 2.25%, 11/15/18	United States	190,000	230,969

Machinery 0.2%
[b]Meritor Inc., senior bond, 7.875%, 3/01/26	United States	305,000	504,966
[g]Navistar International Corp., senior sub. note, 144A, 4.75%, 4/15/19	United States	320,000	330,200
			835,166

Media 0.1%
[b,g]Liberty Media Corp., A, senior bond, 144A, 1.375%, 10/15/23	United States	385,000	373,931

Metals & Mining 0.8%
[b,g]B2Gold Corp., senior sub. note, 144A, 3.25%, 10/01/18	Canada	330,000	331,031
Horsehead Holding Corp., senior note, 3.80%, 7/01/17	United States	725,000	937,969
[g]Silver Standard Resources Inc., senior bond, 144A, 2.875%, 2/01/33	Canada	300,000	233,812
[b]Stillwater Mining Co., senior bond, 1.75%, 10/15/32	United States	260,000	371,800
United States Steel Corp., senior note, 2.75%, 4/01/19	United States	25,000	29,563
Vedanta Resources Jersey Ltd., senior note, 5.50%, 7/13/16	India	1,400,000	1,433,250
			3,337,425

Oil, Gas & Consumable Fuels 1.0%
[b,g]Alon USA Energy Inc., senior note, 144A, 3.00%, 9/15/18	United States	300,000	365,812
Alpha Natural Resources Inc., senior note, 4.875%, 12/15/20	United States	415,000	313,066
[g]Amyris Inc., senior note, 144A, 6.50%, 5/15/19	United States	110,000	113,845
[b]Cobalt International Energy Inc., senior note, 2.625%, 12/01/19	United States	400,000	374,000
Goodrich Petroleum Corp., senior bond, 5.00%, 10/01/32	United States	285,000	345,384
Hornbeck Offshore Services Inc., senior note, 1.50%, 9/01/19	United States	15,000	18,019
InterOil Corp., senior note, 2.75%, 11/15/15	United States	385,000	394,866
[b]Peabody Energy Corp., junior sub. bond, 4.75%, 12/15/66	United States	685,000	536,441
Renewable Energy Group Inc., senior note, 2.75%, 6/15/19	United States	350,000	362,250
[g]SEACOR Holdings Inc., senior bond, 144A, 3.00%, 11/15/28	United States	345,000	341,981
[b]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	500,000	507,812
[b,g]Vantage Drilling Co., senior bond, 144A, 5.50%, 7/15/43	United States	345,000	361,819
			4,035,295

38 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

	Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Pharmaceuticals 0.2%
	[b]Auxilium Pharmaceuticals Inc., senior note, 1.50%, 7/15/18	United States	620,000	$725,012
	Mylan Inc., senior note, 3.75%, 9/15/15	United States	12,000	45,023
				770,035
	Professional Services 0.1%
	[b,g]CBIZ Inc., senior sub. note, 144A, 4.875%, 10/01/15	United States	460,000	583,050
	Real Estate Investment Trusts (REITs) 1.9%
	[g]American Residential Properties Inc., senior note, 144A, 3.25%,
	11/15/18	United States	200,000	216,375
	[b]Annaly Capital Management Inc., senior note, 5.00%, 5/15/15	United States	315,000	325,041
	Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
	3/15/19	United States	315,000	335,673
	[b,g]Campus Crest Communities Operating Partnership LP, senior note, 144A,
	4.75%, 10/15/18	United States	1,330,000	1,313,375
	Colony Financial Inc., senior bond, 5.00%, 4/15/23	United States	250,000	267,031
	[g]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	850,000	930,219
	[b,g]iStar Financial Inc., senior note, 144A, 1.50%, 11/15/16	United States	305,000	327,113
	National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	1,125,000	1,131,328
	Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	300,000	310,875
	Resource Capital Corp., senior note, 6.00%, 12/01/18	United States	385,000	391,497
	Spirit Realty Capital Inc., senior note,
	2.875%, 5/15/19	United States	713,000	720,579
	3.75%, 5/15/21	United States	270,000	273,714
	Starwood Property Trust Inc., senior note, 4.00%, 1/15/19	United States	990,000	1,155,825
				7,698,645
	Real Estate Management & Development 0.2%
[g]E	-House China Holdings Ltd., senior note, 144A, 2.75%, 12/15/18	China	225,000	211,767
	[b,g]Forest City Enterprises Inc., senior note, 144A, 3.625%, 8/15/20	United States	350,000	365,094
				576,861
	Retailing 0.2%
	Lotte Shopping Co. Ltd., senior note, zero cpn., 7/05/16	South Korea	1,000,000	998,125
	Semiconductors & Semiconductor Equipment 0.3%
	Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	24,000	34,320
	[b,g]JinkoSolar Holding Co. Ltd., senior note, 144A, 4.00%, 2/01/19	China	530,000	501,512
	Novellus Systems Inc., senior bond, 2.625%, 5/15/41	United States	15,000	28,434
	[b,g]Rudolph Technologies Inc., senior note, 144A, 3.75%, 7/15/16	United States	360,000	376,425
	[g]SunEdison Inc., senior note, 144A, 2.00%, 10/01/18	United States	225,000	344,813
				1,285,504
	Software 0.3%
	[g]NetSuite Inc., senior note, 144A, 0.25%, 6/01/18	United States	50,000	51,719
	[b]Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	342,000	344,992
	Take-Two Interactive Software Inc., senior note,
	1.75%, 12/01/16	United States	500,000	632,187
	[b] 1.00%, 7/01/18	United States	285,000	337,191
				1,366,089

Annual Report | 39

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Telecommunication Services 0.1%
[g]Ciena Corp., senior note, 144A, 3.75%, 10/15/18	United States	29,000		$37,519
Telecom Italia Finance SA, sub. note, Series TIT, 6.125%, 11/15/16	Italy	100,000	EUR	168,861
				206,380
Textiles, Apparel & Luxury Goods 0.5%
[b]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,340,000		1,929,600
Tobacco 0.1%
Vector Group Ltd., senior note, 1.75%, 4/15/20	United States	360,000		373,725
Transportation 0.1%
DryShips Inc., senior note, 5.00%, 12/01/14	Greece	350,000		345,625
Transportation Infrastructure 0.0%†
Aegean Marine Petroleum, senior note, 4.00%, 11/01/18	Greece	190,000		193,800
Total Convertible Bonds (Cost $44,586,308)				45,866,226

Convertible Notes in Reorganization (Cost $34,250) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[h]Petroplus Finance Ltd., senior secured, first lien note, 4.00%,
10/16/15	Switzerland	100,000		22,500

Corporate Bonds, Notes and Senior Floating Rate
Interests 12.4%
Aerospace & Defense 0.3%
[i,j]Accudyne Industries Borrower SCA, Refinancing Term Loan,
senior secured, first lien, 4.00%, 12/13/19	Luxembourg	39,930		39,976
[i,j]Awas Aviation, Term Loan, 3.50%, 7/16/18	United States	20,880		20,919
[g]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	100,000		94,375
[i]Rockwell Collins Inc., senior note, FRN, 0.583%, 12/15/16	United States	40,000		40,126
Transdigm Inc.,
[g,k] senior sub. note, 144A, 6.00%, 7/15/22	United States	362,000		365,168
[i,j] Tranche C Term Loan, senior secured, first lien guaranteed, 3.75%,
2/28/20	United States	19,899		19,834
[g,k]Triumph Group Inc., senior note, 144A, 5.25%, 6/01/22	United States	450,000		455,062
				1,035,460
Auto Components 0.0%†
[i,j]American Tire Inc., Initial Term Loan, 5.75%, 6/01/18	United States	13,748		13,817
Automobiles 0.1%
[i,j]Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/19/18	United States	53,000		52,744
[g,i]Daimler Finance North America LLC, senior note, 144A, FRN, 0.585%,
3/10/17	Germany	150,000		150,268
[g,i]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 0.777%,
3/03/17	Japan	105,000		105,357
[i]Toyota Motor Credit Corp., senior note, FRN, 0.616%, 1/17/19	Japan	40,000		40,211
				348,580
Banks 0.3%
[i]Banca Monte dei Paschi di Siena SpA, sub. bond, FRN, 3.348%,
10/31/18	Italy	100,000	EUR	131,886
[i]Bank of America Corp., senior note, 1.266%, FRN, 1/15/19	United States	20,000		20,284
[g]Dresdner Funding Trust I, junior sub. bond, 144A, 8.151%, 6/30/31	Germany	400,000		479,000

40 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Banks (continued)
[f]HSH Nordbank AG, junior sub. bond, Perpetual,
7.25%	Germany	78,000		$36,664
7.408%	Germany	25,000	EUR	13,120
[f]RESPARCS Funding II LP, junior sub. bond, 7.50%, Perpetual	Jersey Islands	40,000	EUR	24,609
Royal Bank of Scotland Group PLC,
[f] junior sub. bond, 5.25%, Perpetual	United Kingdom	63,000	EUR	82,659
[f] junior sub. bond, 5.50%, Perpetual	United Kingdom	48,000	EUR	63,093
sub. bond, 6.125%, 12/15/22	United Kingdom	215,000		234,695
[g]Societe Generale SA, sub. bond, 144A, 5.00%, 1/17/24	France	200,000		206,494
				1,292,504
Beverages 0.0%†
[i]Anheuser-Busch InBev Finance Inc., senior note, FRN, 0.418%,
1/27/17	Belgium	45,000		45,090
[i]The Coca-Cola Co., senior note, FRN, 0.325%, 11/01/16	United States	80,000		80,126
[g]Crestview DS Merger Sub II Inc., secured, second lien note, 144A,
10.00%, 9/01/21	United States	20,000		22,300
				147,516
Biotechnology 0.1%
[i]Amgen Inc., senior note, FRN, 0.608%, 5/22/17	United States	125,000		125,166
[i,j]Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.15%,
3/06/21	United States	55,000		54,841
				180,007
Capital Markets 0.0%†
[i,j]American Beacon Advisors Inc., Initial Term Loan, 4.75%, 11/20/19	United States	14,963		15,009

Chemicals 0.1%
[i,j]Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems
U.S. Holdings Inc.), Refinanced Term Loan B, 4.00%, 2/01/20	United States	10,801		10,810
[g]Kissner Milling Co. Ltd., secured note, 144A, 7.25%, 6/01/19	Canada	150,000		154,125
[i]Monsanto Co., senior note, FRN, 0.423%, 11/07/16	United States	40,000		40,112
[i,j]Nexeo Solutions LLC, senior secured, first lien guaranteed,
Initial Term Loan, 5.00%, 9/09/17	United States	14,645		14,681
Term Loan B-2, 5.00%, 9/09/17	United States	5,373		5,379
[i,j]Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan,
3.25%, 2/15/19	United States	9,975		9,928
[i,j]Univar Inc., Term Loan B, senior secured, first lien, 5.00%, 6/30/17	United States	19,897		19,940
				254,975
Commercial Services & Supplies 0.4%
[g]Altegrity Inc., senior note, 144A,
10.50%, 11/01/15	United States	338,000		311,805
12.00%, 11/01/15	United States	319,000		296,670
[g]Ceridian LLC / Comdata Inc., senior note, 144A, 8.125%, 11/15/17	United States	78,000		78,975
[i,j]Drew Marine Group Inc., Term Loan, first lien, 4.50%, 11/19/20	United States	988		990
[i,j]Garda World Security Corp.,
Delayed Draw Term Loan B, 4.00%, 11/04/20	United States	4,054		4,045
Term Loan B, 4.00%, 11/06/20	United States	15,846		15,812

			Annual Report | 41

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Commercial Services & Supplies (continued)
[i,j]GXS Group Inc., Term Loan, 3.25%, 12/19/20	United States	11,970	$11,975
[i,j]Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B-3 Term
Loan, 7.00%, 5/22/18	United States	19,748	20,074
[i,j]Inmar Inc., Initial Term Loan, first lien, 4.25%, 1/27/21	United States	39,799	39,550
[i,j]Interactive Data Corp., Term Loan, 4.75%, 4/21/21	United States	88,380	89,153
[i]Payment Inc., senior note, 10.25%, 5/15/18	United States	485,000	366,175
The ServiceMaster Co., senior note, 7.00%, 8/15/20	United States	200,000	212,000
			1,447,224
Communications Equipment 0.0%†
[i,j]Alcatel-Lucent USA Inc., senior secured, first lien guaranteed, 4.50%,
1/30/19	France	51,738	51,921
Computers & Peripherals 0.0%†
[i,j]Dell International LLC, Term Loan B, 4.50%, 3/24/20	United States	19,900	19,898
Construction Materials 0.3%
[g]Atrium Windows & Doors Inc., secured note, 144A, 7.75%, 5/01/19	United States	65,000	65,813
[g]CPG Merger Sub LLC, senior note, 144A, 8.00%, 10/01/21	United States	30,000	31,875
[b]Texas Industries Inc., senior note, 9.25%, 8/15/20	United States	883,000	1,004,412
			1,102,100
Consumer Durables & Apparel 0.3%
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,200,000	1,119,000
Consumer Finance 0.0%†
[i,j]Delos Finance, Term Loan, 3.50%, 2/27/21	United States	105,000	105,159
Containers & Packaging 0.1%
[i,j]Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A.),
Dollar Term Loan, 4.25%, 12/11/19	United States	3,990	4,006
New Term Loan, 4.00%, 12/17/19	United States	5,000	5,002
Berry Plastics Corp., secured, second lien note, 5.50%, 5/15/22	United States	300,000	301,125
[i,j]FPC Holdings Inc., Initial Term Loan, senior secured, first lien, 5.25%,
11/27/19	United States	6,936	6,872
			317,005
Cosmetic and Personal Care 0.0%†
[i]The Procter & Gamble Co., senior note, FRN, 0.303%, 11/04/16	United States	80,000	80,050
Diversified Financial Services 0.7%
[i]Caterpillar Financial Services Corp., senior note, FRN, 0.457%,
3/03/17	United States	110,000	110,195
[i,j]Duff & Phelps LLC, Initial Term Loan, senior secured, first lien, 4.50%,
4/23/20	United States	39,800	39,974
[i]Ford Motor Credit Co. LLC, senior note, FRN, 1.006%, 1/17/17	United States	40,000	40,265
General Electric Capital Corp.,
[i] senior note, FRN, 0.457%, 1/14/16	United States	20,000	20,028
[f] junior sub. bond, Series A, 7.125% to 6/15/22, FRN thereafter,
Perpetual	United States	100,000	118,185
[i,j]HarbourVest Partners L.P., New Term Loan, 3.25%, 2/03/21	United States	10,662	10,596

42 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Diversified Financial Services (continued)
[g,i]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.035%,
3/18/17	South Korea	200,000		$200,743
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
4.875%, 3/15/19	United States	34,000		34,893
National Money Mart Co., senior note, 10.375%, 12/15/16	United States	220,000		230,725
[b,g]ROC Finance LLC / ROC Finance 1 Corp., secured, second lien note,
144A, 12.125%, 9/01/18	United States	1,905,000		2,081,212
[i,j]Vat Holdings, Initial Term Loan, 4.75%, 1/28/21	United States	12,443		12,536
				2,899,352
Diversified Telecommunication Services 0.4%
Affinion Group Inc., senior note, 7.875%, 12/15/18	United States	1,400,000		1,288,000
Telecom Italia SpA, senior bond, 5.875%, 5/19/23	Italy	100,000	GBP	175,972
				1,463,972
Electric Utilities 0.1%
[i]Duke Energy Corp., senior note, FRN, 0.61%, 4/03/17	United States	100,000		100,379
[i]Duke Energy Progress Inc., secured note, FRN, 0.427%, 3/06/17	United States	50,000		50,062
Fortis Inc., 4.00%, 1/09/24	Canada	169,000	CAD	59,617
				210,058
Electrical Equipment 0.1%
[i,j]Generac Power Systems Inc., Term Loan B, 3.25%, 5/31/20	United States	19,699		19,613
[g,k]Sanmina Corp., secured, first lien note, 144A, 4.375%, 6/01/19	United States	465,000		468,487
				488,100
Energy 0.1%
[i]AES Corp., senior note, FRN, 3.227%, 6/01/19	United States	110,000		111,237
[i,j]Calpine Construction Finance Co. LP,
Delayed Term Loan, 4.00%, 10/21/20	United States	6,649		6,677
senior secured, Term Loan, first lien guaranteed, 3.00%, 5/03/20	United States	20,895		20,538
[g]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter,
9/24/73	Italy	200,000		234,500
Midwest Generation LLC, secured bond, Series B, 8.56%, 1/02/16	United States	38,004		42,659
[i,j]Murray Energy Corp., Term Loan, 5.25%, 11/21/19	United States	10,598		10,735
[i,j]Peabody Energy Corp., Term Loan, senior secured, first lien guaranteed,
4.25%, 9/24/20	United States	19,900		20,001
				446,347
Energy Equipment & Services 0.2%
[g]Hercules Offshore Inc., senior note, 144A, 6.75%, 4/01/22	United States	280,000		272,650
[g]McDermott International Inc., secured, second lien note, 144A, 8.00%,
5/01/21	United States	145,000		147,900
[g]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	Cyprus	560,000		557,200
				977,750
Engineering and Construction 0.0%†
[g]Transfield Services Ltd., senior note, 144A, 8.375%, 5/15/20	Australia	70,000		72,100

Annual Report | 43

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Entertainment 0.0%†
[i,j]Kasima LLC, Term Loan, senior secured, first lien, 3.25%, 5/17/21	United States	40,000	$39,875
Food Products 0.1%
[i,j]ARAMARK Corp., Term Loan F, senior secured, first lien guaranteed,
3.25%, 2/24/21	United States	90,000	89,558
[i,j]Big Heart Pet Brands (Del Monte Corporation), Initial Term Loan, 3.50%,
2/21/20	United States	100,000	99,328
[i,j]Del Monte Foods Inc., Initial Term Loan, first lien, 4.25%, 1/26/21	United States	9,975	9,888
[g]Hearthside Group Holdings LLC/Hearthside Finance Co., senior note,
144A, 6.50%, 5/01/22	United States	145,000	146,812
[i,j]Pinnacle Foods Finance LLC, New Term Loan G, senior secured, first lien
guaranteed, 3.25%, 4/29/20	United States	45,825	45,634
[i,j]Reddy Ice Corp., Term Loan B, first lien, 6.75%, 4/01/19	United States	9,950	9,819
			401,039
Health Care Equipment & Supplies 0.2%
[g]Crimson Merger Sub Inc., senior note, 144A, 6.625%, 5/15/22	United States	150,000	149,062
[g]Teleflex Inc., senior bond, 144A, 5.25%, 6/15/24	United States	500,000	508,125
			657,187
Health Care Providers & Services 0.3%
[i]Community Health Systems Inc.,
[g] senior note, 144A, 6.875%, 2/01/22	United States	10,000	10,575
[j] 2021 Term Loan D, 4.25%, 1/15/21	United States	3,998	4,010
[g]Kindred Healthcare Inc., senior note, 144A, 6.375%, 4/15/22	United States	145,000	148,081
[g]MedImpact Holdings Inc., secured note, 144A, 10.50%, 2/01/18	United States	682,000	750,200
[i,j]Millennium Labs, Tranche B Term Loan, 5.25%, 4/15/21	United States	114,563	115,422
[i,j]National Mentor Holdings Inc., Tranche Term Loan B, 4.75%, 1/29/21	United States	14,424	14,511
			1,042,799
Health Care Technology 0.0%†
[i,j]IMS Health Inc., Dollar B Term Loan, 3.50%, 3/07/21	United States	17,000	17,011
Holding Companies 0.1%
[i,j]Grosvenor Capital Management Holdings, LLP, Initial Term Loan, 3.75%,
11/25/20	United States	9,975	9,938
[g]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	540,000	538,650
			548,588
Hotels, Restaurants & Leisure 1.2%
[i,j]Boyd Gaming Corp., Term Loan B, senior secured, first lien guaranteed,
4.00%, 8/14/20	United States	9,703	9,729
Caesars Entertainment Operating Co. Inc.,
senior note, 5.625%, 6/01/15	United States	1,287,000	1,349,741
secured, second lien note, 10.00%, 12/15/15	United States	1,450,000	1,480,812
[b,g]Caesars Entertainment Resort Properties LLC, secured, second lien note,
144A, 11.00%, 10/01/21	United States	1,316,000	1,378,510
[g]Caesars Growth Properties Holdings LLC, secured, second lien note, 144A,
9.375%, 5/01/22	United States	435,000	439,622

44 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC,
[i,j] senior secured, Initial Term Loan, first lien guaranteed, 3.50%,
10/25/20	United States	15,000		$14,965
[g] senior note, 144A, 5.625%, 10/15/21	United States	40,000		42,375
[i,j]La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%,
2/21/21	United States	15,000		15,019
[i,j]Las Vegas Sands Corp., Term Loan B, 3.25%, 12/16/20	United States	16,766		16,767
[i,j]Planet Fitness Holdings LLC, Term Loan, 4.75%, 3/25/21	United States	51,951		52,211
				4,799,751
Household Durables 0.3%
Sharp Corp., senior note, Series 26, 1.604%, 9/13/19	Japan	100,000,000	JPY	924,754
[i,j]Tempur-Pedic International Inc., New Term Loan B, senior secured, first
lien guaranteed, 3.50%, 3/18/20	United States	39,107		38,973
				963,727
Household Products 0.0%†
[i,j]Libbey Glass Inc., Initial Term Loan, 3.75%, 4/07/21	United States	7,715		7,683
[i,j]Wilsonart International Holding LLC, Initial Term Loan, senior secured,
first lien, 4.00%, 10/31/19	United States	19,899		19,800
				27,483
Industrial Conglomerates 0.0%†
[i,j]Crosby U.S. Acquisition Corp., secured, Initial Term Loan, first lien
guaranteed, 4.00%, 11/07/20	United States	19,950		19,925
Insurance 0.2%
[i,j]AmWins Group LLC, senior secured, New Term Loan, first lien, 5.00%,
9/06/19	United States	39,799		39,930
Assicurazioni Generali SpA, senior sub. bond, 7.75%, 12/12/42	Italy	300,000	EUR	514,508
[i,j]Asurion LLC, senior secured, Incremental Tranche B-1 Term Loan, first
lien, 5.00%, 5/24/19	United States	19,566		19,641
[i,j]Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings
Corporation), Term Loan, first lien, 5.00%, 4/16/20	United States	35,820		35,088
[i,j]Sedgwick Claims Management Services Inc., Initial Term Loan, first lien,
3.75%, 2/10/21	United States	50,700		50,098
				659,265
Internet Software & Services 0.0%†
[i,j]Dealertrack Technologies Inc., Term Loan, 3.50%, 2/25/21	United States	16,589		16,594
[i,j]Skillsoft, Initial Term Loan, first lien, 4.50%, 4/23/21	United States	91,597		91,692
[i,j]Zayo Group LLC (Zayo Capital Inc.), Term Loan, 4.00%, 7/02/19	United States	57,380		57,370
				165,656
IT Services 0.0%†
[i,j]Aptean Inc., Term Loan, first lien, 5.25%, 2/05/20	United States	50,000		50,125
Leisure Equipment & Products 0.1%
[g]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	65,000		65,244
[i,j]Bauer Performance Sports Ltd., Initial Term Loan, 4.50%, 4/02/21	United States	15,769		15,808

Annual Report | 45

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Leisure Equipment & Products (continued)
[i,j]SRAM LLC, Term Loan, senior secured, first lien guaranteed, 5.25%,
4/10/20	United States	39,103		$38,810
[g,m]Travelport LLC / Travelport Holdings Inc., senior note, 144A, PIK,
[i] FRN, 6.352%, 3/01/16	United States	39,000		39,195
13.875%, 3/01/16	United States	294,000		304,290
				463,347
Life Sciences Tools & Services 0.4%
[g]inVentiv Health Inc., senior note, 144A, 11.00%, 8/15/18	United States	1,660,000		1,577,000
[i,j]Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	16,362		16,389
				1,593,389
Machinery 0.0%†
[i,j]Dematic, New Incremental Term Loan, 4.25%, 12/18/19	United States	3,408		3,413
[i,j]Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.), New
Term Loan, 4.25%, 6/30/18	Canada	6,000		6,021
[i]John Deere Capital Corp., senior note, FRN, 0.355%, 12/10/15	United States	80,000		80,079
[i,j]North American Lifting Holdings Inc., Initial Term Loan, first lien,
5.50%, 11/26/20	United States	15,971		16,131
[i,j]Signode Industrial Group, Initial Term Loan B, 4.00%, 4/09/21	United States	35,000		34,962
				140,606
Media 2.0%
[b]American Media Inc., secured, first lien note, 11.50%, 12/15/17	United States	1,950,000		2,120,625
[g]CCU Escrow Corp., senior note, 144A, 10.00%, 1/15/18	United States	1,500,000		1,440,000
Clear Channel Worldwide Holdings Inc., senior sub. note, Series B,
7.625%, 3/15/20	United States	50,000		54,000
CSC Holdings, LLC (Cablevision),
[g] senior bond, 144A, 5.25%, 6/01/24	United States	300,000		300,750
[i,j] Term Loan B, 2.65%, 4/17/20	United States	27,002		26,765
[i,j]Cumulus Media Holdings Inc., Term Loan B, 4.25%, 12/19/20	United States	4,985		5,003
[i,j]Getty Images Inc., Initial Term Loan, 4.75%, 10/18/19	United States	9,950		9,635
Knight Ridder Inc., senior bond,
7.15%, 11/01/27	United States	6,000		5,670
6.875%, 3/15/29	United States	1,015,000		898,275
[g]Lee Enterprises Inc., secured, first lien note, 144A, 9.50%, 3/15/22	United States	750,000		800,625
[g]Live Nation Entertainment Inc., senior note, 144A, 5.375%,
6/15/22	United States	300,000		303,750
[g]Numericable Group SA, secured, first lien note, 144A, 5.375%,
5/15/22	France	100,000	EUR	144,069
Postmedia Network Inc., secured, second lien note, 12.50%,
7/15/18	Canada	1,390,000		1,487,300
[i,j]Sinclair Television Group Inc., New Tranche B Term Loan, 3.00%,
4/15/20	United States	39,799		39,406
[i,j]Springer Science & Media Deutschland GmbH, Initial Term Loan B2,
5.00%, 8/14/20	Germany	19,900		19,937
[i,j]Tribune Co., Initial Term Loan, 4.00%, 11/21/20	United States	19,950		19,959
[i,j]Virgin Media, Term Loan, 3.50%, 6/07/20	United Kingdom	40,000		39,731

46 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Media (continued)
[i,j]William Morris Endeavor Entertainment, Term Loan, first lien, 5.25%,
3/12/21	United States	53,000	$53,464
			7,768,964
Metals & Mining 0.0%†
[i,j]Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term Loan B,
4.50%, 4/10/20	United States	11,298	11,330
[i,j]Metal Services, LLC, New Term Loan, 6.00%, 6/30/17	United States	16,943	17,091
Worthington Industries Inc., senior bond, 4.55%, 4/15/26	United States	30,000	31,119
			59,540
Oil, Gas & Consumable Fuels 1.9%
[g]Athlon Holdings LP / Athlon Finance Corp., senior note, 144A, 6.00%,
5/01/22	United States	145,000	148,625
[g]Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance
Corp., senior note, 144A, 7.75%, 1/15/21	United States	500,000	505,000
[g]Baytex Energy Corp., senior note, 144A, 5.125%, 6/01/21	Canada	100,000	101,375
[i]BP Capital Markets PLC, senior note, FRN, 0.643%, 11/07/16	United Kingdom	80,000	80,436
[i,j]Brand Energy & Infrastructure Services Inc. (FR Brand Acquisition
Corp.), Initial Term Loan, 4.75%, 11/08/20	United States	19,939	20,039
[i]Canadian Natural Resources Ltd., senior note, FRN, 0.609%,
3/30/16	Canada	100,000	100,218
[k]Cimarex Energy Co., senior bond, 4.375%, 6/01/24	United States	30,000	30,600
[g]Energy XXI Gulf Coast Inc., senior note, 144A, 6.875%, 3/15/24	United States	300,000	303,000
EXCO Resources Inc., senior note, 8.50%, 4/15/22	United States	290,000	300,150
Exxon Mobil Corp., senior note, FRN, 0.275%, 3/15/17	United States	110,000	110,076
[i,j]FTS International Inc., Initial Term Loan, 5.75%, 4/11/21	United States	14,965	15,094
Gastar Exploration Inc., secured note, 8.625%, 5/15/18	United States	1,000,000	1,035,000
Halcon Resources Corp., senior note, 9.75%, 7/15/20	United States	60,000	66,000
Kodiak Oil & Gas Corp., senior note, 5.50%, 2/01/22	United States	420,000	431,550
[g]Legacy Reserves LP / Legacy Reserves Finance Corp., senior note,
144A, 6.625%, 12/01/21	United States	300,000	306,000
Midstates Petroleum Co. Inc. / Midstates Petroleum Co. LLC,
senior note, 9.25%, 6/01/21	United States	1,465,000	1,582,200
Newfield Exploration Co., senior bond, 5.625%, 7/01/24	United States	696,000	744,720
Oasis Petroleum Inc., senior note, 7.25%, 2/01/19	United States	280,000	299,600
[g]Pertamina Persero PT, senior bond, 144A, 6.45%, 5/30/44	Indonesia	200,000	204,000
[l]Petroleos de Venezuela SA, senior bond, Series Reg S, 5.50%,
4/12/37	Venezuela	262,000	146,065
[i,j]Power Buyer LLC, senior secured, first lien,
Delayed Draw Term Loan, 4.25%, 5/06/20	United States	473	467
Initial Term Loan, 4.25%, 5/06/20	United States	8,842	8,731
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	5,000	5,088
[g]Quicksilver Resources Inc., senior note, 144A, 11.00%, 7/01/21	United States	760,000	788,500
[g]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	145,000	146,450
[i]Shell International Finance BV, senior note, FRN, 0.434%,
11/15/16	Netherlands	80,000	80,129
			7,559,113

Annual Report | 47

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Pharmaceuticals 0.1%
[i,j]Amneal Pharmaceuticals LLC, Term Loan B, senior secured, first lien
guaranteed, 7.00%, 11/01/19	United States	19,900	$20,087
[g]BioScrip Inc., senior note, 144A, 8.875%, 2/15/21	United States	40,000	41,850
[i,j]JLL/Delta Dutch Newco BV, Initial Dollar Term Loan, 4.25%, 1/23/21	United States	10,000	9,921
[i]Johnson & Johnson, senior note, FRN, 0.299%, 11/28/16	United States	20,000	20,032
[i,j]Mallinckrodt International Finance SA, Initial Term Loan B, 3.50%,
3/06/21	United States	57,000	56,771
[i,j]Pharmedium Healthcare Corp., Initial Term Loan, first lien, 4.25%,
1/23/21	United States	5,545	5,546
[i,j]PRA Holdings Inc., Initial Term Loan, senior secured, first lien, 4.50%,
9/23/20	United States	39,800	39,613
[i,j]Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 12/12/19	United States	9,742	9,805
			203,625
Pipelines 0.2%
[i,j]Energy Transfer Equity, L.P., Term Loan, 3.25%, 11/15/19	United States	20,000	19,830
Regency Energy Partners LP / Regency Energy Finance Corp., senior note,
5.75%, 9/01/20	United States	5,000	5,275
5.875%, 3/01/22	United States	5,000	5,325
4.50%, 11/01/23	United States	15,000	14,362
[g]Sabine Pass Liquefaction LLC, secured, first lien note, 144A, 5.75%,
5/15/24	United States	600,000	617,250
			662,042
Professional Services 0.0%†
[i,j]Checkout Holding Corp., Term Loan B, first lien, 4.50%, 4/02/21	United States	80,041	80,166
[i,j]iQor Inc., Term Loan B, first lien, 6.00%, 2/14/21	United States	50,106	47,914
			128,080
Real Estate 0.1%
[g]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%,
12/01/18	United States	203,000	212,516
Real Estate Investment Trusts (REITs) 0.1%
[i,j]Crown Castle Operating Co.,
Non-Extended Incremental Tranche B Term Loan, 3.00%, 1/31/19	United States	19,900	19,903
Extended Incremental Tranche B-2 Term Loan, 3.00%, 1/31/21	United States	76,977	76,772
MPT Operating Partnership LP / MPT Finance Corp., senior bond, 5.50%,
5/01/24	United States	435,000	448,594
			545,269
Real Estate Management & Development 0.0%†
[i,j]The Brickman Group Ltd. LLC, Initial Term Loan, first lien, 4.00%,
12/11/20	United States	6,983	6,964
[i,j]Realogy Group LLC (Realogy Corp.), Initial Term Loan B, 3.75%,
3/05/20	United States	4,988	4,960
			11,924

48 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds, Notes and Senior Floating Rate Interests
(continued)
Retailing 0.4%
[g,k]Group 1 Automotive Inc., senior note, 144A, 5.00%, 6/01/22	United States	940,000		$949,400
New Albertsons Inc., senior bond,
6.625%, 6/01/28	United States	21,000		16,328
7.45%, 8/01/29	United States	817,000		718,960
8.00%, 5/01/31	United States	30,000		26,400
[i,j]Serta Simmons Holdings, LLC, Term Loan, first lien, 4.25%,
10/01/19	United States	19,844		19,898
				1,730,986
Semiconductors & Semiconductor Equipment 0.0%†
[i,j]Entegris Inc., Tranche B Term Loan, 3.50%, 3/25/21	United States	20,000		19,806
[i,j]M/A-COM Technology Solutions Holdings Inc., Initial Term Loan,
4.50%, 4/30/21	United States	32,373		32,535
[i,j]Microsemi, Term Loan, 4.50%, 2/19/20	United States	10,620		10,575
[i,j]NXP BV, Tranche D Term Loan, 3.75%, 1/22/20	Netherlands	9,950		9,880
				72,796
Software 0.2%
[i,j]AVSC Holding Corp., Initial Term Loan, first lien, 4.50%, 1/22/21	United States	8,000		8,018
Blackboard Inc.
[g] senior note, 144A, 7.75%, 11/15/19	United States	85,000		89,675
[i,j] Term Loan B-3, 4.75%, 10/04/18	United States	14,203		14,314
[g,m]First Data Holdings Inc., senior note, 144A, PIK, 14.50%, 9/24/19	United States	640,860		647,269
[i,j]Infor (US) Inc. (Lawson Software Inc.), Tranche B-5 Term Loan, 3.75%,
6/03/20	United States	20,077		19,991
[i,j]Renaissance Learning Inc., Initial Term Loan, first lien, 4.50%,
3/31/21	United States	31,403		31,429
[i,j]TriZetto Corp., Term Loan, senior secured, first lien, 4.75%, 5/02/18	United Kingdom	19,235		19,295
[i,j]Verint Systems Inc., Tranche B Incremental Term Loan, 3.50%,
9/06/19	United States	9,975		9,964
				839,955
Specialty Retail 0.0%†
[i,j]J. Crew Group Inc., Initial Term Loan, 4.00%, 2/28/21	United States	75,000		74,691
[i,j]Nine West Holdings Inc., Initial Term Loan, 4.75%, 6/19/19	United States	20,000		20,088
[i,j]Talbots Inc., Term Loan, first lien, 4.75%, 3/14/20	United States	68,702		68,358
				163,137
Telecommunication Services 0.7%
[g]Altice SA, secured note, 144A, 7.25%, 5/15/22	Luxembourg	130,000	EUR	186,842
[i,j]Cincinnati Bell Inc., senior secured, Term Loan, first lien guaranteed,
4.00%, 9/10/20	United States	19,900		19,927
[i]Cisco Systems Inc., senior note, FRN, 0.507%, 3/03/17	United States	100,000		100,451
[g]CommScope Inc., senior note, 144A, 5.00%, 6/15/21	United States	700,000		707,000
[i,j]LTS Buyer LLC, Term Loan B, senior secured, first lien guaranteed,
4.00%, 4/13/20	United States	33,369		33,292
NeuStar Inc., senior note, 4.50%, 1/15/23	United States	1,365,000		1,235,325

Annual Report | 49

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*			Value
Corporate Bonds, Notes and Senior Floating Rate
Interests (continued)
Telecommunication Services (continued)
Telecom Italia Capital SA, senior bond,
6.00%, 9/30/34	Italy	55,000			$54,588
7.20%, 7/18/36	Italy	152,000			166,630
7.721%, 6/04/38	Italy	196,000			222,460
					2,726,515
Transportation 0.2%
[i]Canadian National Railway Co., senior note, FRN, 0.423%,
11/06/15	Canada	80,000			80,053
[g]Florida East Coast Holdings Corp., senior note, 144A, 9.75%,
5/01/20	United States	290,000			303,775
[g]Topaz Marine SA, senior note, 144A, 8.625%, 11/01/18	United Arab Emirates	250,000			266,750
					650,578
Wireless Telecommunication Services 0.0%†
[i,j]SBA Finance, Incremental Term Loan, 3.25%, 2/05/21	United States	50,000			49,746
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $47,885,909)					49,062,463

Corporate Notes in Reorganization (Cost $235,042) 0.1%
Oil, Gas & Consumable Fuels 0.1%
[b,h]Overseas Shipholding Group Inc., senior note, 8.125%,
3/30/18	United States	205,000			243,950

Foreign Government and Agency Securities 0.5%
Government of Hellenic Republic, senior, Series PSI, 2.00%,
2/24/23 - 2/24/42	Greece	1,116,000		EUR	1,067,899
Mexico Bonos,
Series M 10, 7.25%, 12/15/16	Mexico	25,000	[n]	MXN	209,566
Series M, senior note, 4.75%, 6/14/18	Mexico	40,000	[n]	MXN	311,624
Series M 10, senior note, 8.50%, 12/13/18	Mexico	5,000	[n]	MXN	44,655
Series M, senior bond, 6.50%, 6/10/21	Mexico	50,000	[n]	MXN	414,628
Series M, 7.75%, 11/13/42	Mexico	5,000	[n]	MXN	43,404
Total Foreign Government and Agency Securities
(Cost $1,831,518)					2,091,776

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 1.3%
Airlines 0.1%
United Air Lines Inc., 6.636%, 1/02/24	United States	221,513			244,218
Automobiles & Components 0.1%
Honda Auto Receivables 2013-4 Owner Trust, A3, 0.69%,
9/18/17	United States	40,000			40,097
Honda Auto Receivables 2014 Owner Trust, A3, 0.77%,
3/19/18	United States	90,000			89,421
Hyundai Auto Receivables Trust, A3, 0.79%, 7/16/18	United States	110,000			110,212
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%,
8/15/18	United States	30,000			29,981

50 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Automobiles & Components (continued)
USAA Auto Owner Trust, A4, 0.57%, 8/15/17	United States	20,000	$20,039
			289,750
Commercial Mortgage-Backed Securities 0.1%
Government National Mortgage Association, IO, 1.061%, 6/16/52	United States	242,280	17,728
[g,i]GP Portfolio Trust 2014-GGP, A, 144A, FRN, 1.102%, 2/15/27	United States	100,000	100,158
[g]Hilton USA Trust 2013-HLT, CFX, 144A, 3.714%, 11/05/30	United States	100,000	102,125
[g,i]SCG Trust 2013-SRP1, 144A, FRN,
A, 1.551%, 11/15/26	United States	100,000	100,457
C, 3.401%, 11/15/26	United States	100,000	100,598
			421,066
Credit Cards 0.4%
American Express Credit Account Master Trust, A,
0.98%, 5/15/19	United States	100,000	100,259
[i] FRN, 0.421%, 1/15/20	United States	100,000	100,069
[i]BA Credit Card Trust, A, FRN,
0.421%, 9/16/19	United States	120,000	120,078
0.531%, 6/15/21	United States	100,000	100,161
Capital One Multi-Asset Execution Trust,
A3, 0.96%, 9/16/19	United States	100,000	100,158
A2, 1.26%, 1/15/20	United States	40,000	40,251
Chase Issuance Trust,
[i] A3, FRN, 0.351%, 5/15/18	United States	110,000	110,194
[i] A5, FRN, 0.521%, 4/15/21	United States	120,000	120,190
A8, 1.01%, 10/15/18	United States	100,000	100,418
Citibank Credit Card Issuance Trust,
[i] 2013-A2, FRN, 0.43%, 5/26/20	United States	125,000	125,120
A2, 1.02%, 2/22/19	United States	100,000	100,031
[i] A3, FRN, 0.352%, 5/09/18	United States	100,000	100,055
A4, 1.23%, 4/24/19	United States	100,000	100,397
[i] A7, FRN, 0.58%, 9/10/20	United States	200,000	200,975
A10, 0.73%, 2/07/18	United States	100,000	100,237
			1,618,593
Other ABS 0.2%
[i]Ally Master Owner Trust, FRN,
1A1, 0.621%, 1/15/19	United States	100,000	100,170
2A, 0.521%, 1/16/18	United States	135,000	135,050
Citicorp Mortgage Securities 2006-4 Trust, 1A2, 6.00%, 8/25/36	United States	47,970	49,249
[g,i]Invitation Homes Trust, B, 144A, FRN, 1.651%, 6/17/31	United States	100,000	100,000
[g]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	145,610	146,835
[g]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	95,000	97,080
[g]VOLT NPL X LLC, A1, 144A, 3.96%, 11/25/53	United States	79,091	79,697
			708,081

Annual Report | 51

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Whole Loan Collateral CMO 0.4%
[i]Adjustable Rate Mortgage 2004-4 Trust, 3A1, FRN, 2.688%, 3/25/35	United States	74,903	$71,929
[i]Adjustable Rate Mortgage 2004-5 Trust, FRN,
5A1, 2.584%, 4/25/35	United States	20,313	20,033
6A1, 2.633%, 4/25/35	United States	14,073	14,082
Alternative Loan 2003-20CB Trust, 2A1, 5.75%, 10/25/33	United States	34,274	36,242
Alternative Loan 2003-9T1 Trust, A7, 5.50%, 7/25/33	United States	37,980	38,869
Alternative Loan 2004-28CB Trust, 5A1, 5.75%, 1/25/35	United States	14,887	15,045
Alternative Loan 2004-J3 Trust, 1A1, 5.50%, 4/25/34	United States	75,522	79,381
Alternative Loan 2005-J1 Trust, 2A1, 5.50%, 2/25/25	United States	18,067	18,473
Bank of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%,
10/25/33	United States	18,106	18,752
Bank of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%,
10/25/34	United States	18,647	19,377
Bank of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	33,647	35,405
[i]Bank of America Mortgage 2005-A Trust, 2A1, FRN, 2.689%,
2/25/35, A	United States	20,051	20,214
[i]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 2.914%, 9/25/34	United States	60,532	57,464
[i]Bear Stearns ARM 2004-9 Trust, 12A3, FRN, 2.889%, 11/25/34	United States	26,588	26,524
[i]Chase Mortgage Finance 2007-A1 Trust, 3A1, FRN, 2.60%, 2/25/37	United States	25,964	25,881
CHL Mortgage Pass-Through 2003-57 Trust, A11, 5.50%, 1/25/34	United States	18,457	19,419
[i]CHL Mortgage Pass-Through 2004-12 Trust, 8A1, FRN, 2.665%,
8/25/34	United States	27,256	25,637
CHL Mortgage Pass-Through 2005-21 Trust, A17, 5.50%, 10/25/35	United States	31,366	29,256
[i]Citigroup Mortgage Loan 2005-11 Trust, A2A, FRN, 2.51%, 10/25/35	United States	61,884	61,371
[g,i]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 5.269%,
9/25/34	United States	120,000	109,038
[i]Citigroup Mortgage Loan Trust Inc., 1A4, FRN, 2.579%, 5/25/35	United States	36,759	36,363
CitiMortgage Alternative Loan 2007-A6 Trust, 1A11, 6.00%, 6/25/37	United States	23,156	19,863
Credit Suisse First Boston Mortgage Securities Corp.,
[i] 3A1, FRN, 2.578%, 5/25/34	United States	32,552	32,056
[i] 4A1, FRN, 2.603%, 12/25/33	United States	10,330	10,097
4A4, 5.75%, 11/25/33	United States	5,135	5,446
[i] 7A1, FRN, 2.614%, 11/25/33	United States	12,422	12,096
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-3 Trust, 4A4, 5.25%,
6/25/35	United States	15,636	16,019
Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, 5.50%,
11/25/35	United States	20,164	18,944
[g]FDIC 2013-N1 Trust, A, 144A, 4.50%, 10/25/18	United States	15,155	15,422
GSR Mortgage Loan Trust 2005-4F, 6A1, 6.50%, 2/25/35	United States	91,137	92,714
[i]Harborview Mortgage Loan Trust, 1A, FRN, 0.521%, 10/19/33	United States	29,032	28,116
[i]JP Morgan Alternative Loan Trust, 3A1, FRN, 2.476%, 3/25/36	United States	106,625	94,608
[i]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 2.557%, 2/25/36	United States	75,585	67,895
[i]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 2.612%, 1/25/37	United States	53,895	48,586
[i]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 2.733%, 7/25/35	United States	17,587	17,902
[i]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.495%,
7/25/34	United States	96,902	98,262
[i]MASTR Adjustable Rate Mortgages 2006-2 Trust, 3A1, FRN, 2.619%,
1/25/36	United States	22,815	22,645

52 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Whole Loan Collateral CMO (continued)
MASTR Alternative Loan 2004-12 Trust, 6A2, 5.25%, 12/25/34	United States	42,428	$42,779
[i]Merrill Lynch Mortgage Investors MLCC 2006-2 Trust, 2A, FRN,
2.107%, 5/25/36	United States	22,333	22,449
[i]New York Mortgage 2006-1 Trust, 2A2, FRN, 2.633%, 5/25/36	United States	54,034	49,108
[i]Provident Funding Mortgage Loan 2005-2 Trust, 2A1A, FRN,
2.526%, 10/25/35	United States	17,244	17,036
RALI 2004-QS2 Trust, AI1, 5.50%, 2/25/34	United States	47,766	48,374
[i]Wells Fargo Mortgage Backed Securities 2004-A Trust, A1, FRN,
2.635%, 2/25/34	United States	59,177	60,490
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	15,000	14,906
[i]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN,
2.615%, 6/25/35	United States	35,808	36,355
			1,670,923
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $4,909,326)			4,952,631

Municipal Bonds 0.1%
Government Development Bank for Puerto Rico,
3.80%, 8/01/15	United States	65,000	61,502
4.704%, 5/01/16	United States	250,000	211,340
3.875%, 2/01/17	United States	145,000	117,406
Total Municipal Bonds (Cost $380,775)			390,248

Municipal Bonds in Reorganization 0.0%†
[h]Main Street Natural Gas Inc., Georgia,
5.50%, 7/15/17	United States	45,000	7,594
6.00%, 7/15/22	United States	58,000	9,788
6.25%, 7/15/28	United States	47,000	7,931
6.25%, 7/15/33	United States	26,000	4,388
6.375%, 7/15/38	United States	154,000	25,987
Total Municipal Bonds in Reorganization
(Cost $66,412)			55,688

		Number of Contracts
Options Purchased 0.2%
Calls – Exchange-Traded
Aerospace & Defense 0.0%†
B/E Aerospace Inc., July Strike Price, $105.00, Expires 7/19/14	United States	13	2,145
Airlines 0.0%†
Alaska Air Group Inc., July Strike Price, $105.00, Expires 7/19/14	United States	15	2,100
Delta Air Lines Inc., June Strike Price, $36.00, Expires 6/21/14	United States	20	8,000
Delta Air Lines Inc., July Strike Price, $52.50, Expires 7/19/14	United States	55	5,830
			15,930

Annual Report | 53

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

		Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
		Options Purchased (continued)
		Calls – Exchange-Traded (continued)
		Automobiles 0.0%†
		General Motors Co., June Strike Price, $35.00, Expires 6/21/14	United States	395	$16,590
		General Motors Co., January Strike Price, $37.00, Expires
		1/17/15	United States	186	26,598
		General Motors Co., January Strike Price, $38.00, Expires
		1/17/15	United States	20	2,300
					45,488
		Chemicals 0.0%†
		The Dow Chemical Co., January Strike Price, $20.00,
		Expires 1/17/15	United States	201	78,792
		Communications Equipment 0.0%†
		Alcatel-Lucent USA Inc., June Strike Price, 2.90 EUR,
		Expires 6/20/14	France	125	2,386
		Diversified Financial Services 0.0%†
		Ally Financial Inc., December Strike Price, $26.00,
		Expires 12/20/14	United States	42	2,205
		Citigroup Inc., June Strike Price, $55.00, Expires 6/21/14	United States	189	189
		Citigroup Inc., January Strike Price, $50.00, Expires 1/17/15	United States	139	29,607
		Citigroup Inc., January Strike Price, $52.50, Expires 1/17/15	United States	28	3,724
		Citigroup Inc., January Strike Price, $55.00, Expires 1/17/15	United States	94	7,332
					43,057
		Diversified Telecommunication Services 0.0%†
		Koninklijke KPN NV, June Strike Price, 2.40 EUR, Expires
		6/20/14	Netherlands	146	6,369
		Vivendi SA, September Strike Price, 20.00 EUR, Expires
		9/19/14	France	239	7,819
		Vivendi SA, September Strike Price, 21.00 EUR, Expires
		9/19/14	France	82	1,341
		Vivendi SA, December Strike Price, 21.00 EUR, Expires
		12/19/14	France	99	4,031
					19,560
		Exchange Traded Funds 0.0%†
		iShares Russell 2000 ETF, June Strike Price, $111.00,
		Expires 6/13/14	United States	3	720
		Health Care Providers & Services 0.0%†
		Omnicare Inc., June Strike Price, $60.00, Expires 6/21/14	United States	30	11,100
		Internet Software & Services 0.0%†
		SINA Corp., July Strike Price, $47.50, Expires 7/19/14	China	13	2,691
		Media 0.1%
		Time Warner Cable Inc., January Strike Price, $145.00,
		Expires 1/17/15	United States	133	85,120
		Oil, Gas & Consumable Fuels 0.0%†
		Alpha Natural Resources Inc., September Strike Price, $4.00,
		Expires 9/20/14	United States	55	1,320
		EnCana Corp., June Strike Price, $4.00, Expires 6/21/14	Canada	54	405
		EnCana Corp., October Strike Price, $23.00, Expires 10/18/14	Canada	47	7,637
					9,362

54	|	Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Pharmaceuticals 0.0%†
AstraZeneca PLC, June Strike Price, 4,500.00 GBp,
Expires 6/20/14	United Kingdom	3	$1,232
Mylan Inc., July Strike Price, $50.00, Expires 7/19/14	United States	45	11,070
			12,302
Real Estate Investment Trusts (REITs) 0.0%†
NorthStar Realty Finance Corp., June Strike Price, $18.00,
Expires 6/21/14	United States	21	105
Road & Rail 0.0%†
Ryder System Inc., August Strike Price, $87.50, Expires 8/16/14	United States	15	3,975
Semiconductors & Semiconductor Equipment 0.0%†
SunEdison Inc., July Strike Price, $22.00, Expires 7/19/14	United States	47	4,559
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, September Strike Price, 226.00 GBp,
Expires 9/19/14	United Kingdom	66	3,236
Vodafone Group PLC, September Strike Price, 236.00 GBp,
Expires 9/19/14	United Kingdom	29	948
			4,184
Puts – Exchange-Traded
Diversified Financial Services 0.1%
Euro STOXX 50 Index, June Strike Price, 2,950.00 EUR,
Expires 6/20/14	Germany	46	1,379
Euro STOXX 50 Index, June Strike Price, 2,975.00 EUR,
Expires 6/20/14	Germany	17	603
Euro STOXX 50 Index, August Strike Price, 3,075.00 EUR,
Expires 8/15/14	Germany	62	32,961
S&P 500 Index, June Strike Price, $1,650.00, Expires 6/30/14	United States	210	12,600
S&P 500 Index, June Strike Price, $1,750.00, Expires 6/30/14	United States	99	12,375
S&P 500 Index, July Strike Price, $1,800.00, Expires 7/19/14	United States	8	4,800
S&P 500 Index, July Strike Price, $1,870.00, Expires 7/19/14	United States	7	11,200
S&P 500 Index, August Strike Price, $1,800.00,
Expires 8/16/14	United States	35	45,150
			121,068
Diversified Telecommunication Services 0.0%†
AT&T Inc., June Strike Price, $35.00, Expires 6/19/15	United States	99	31,185
Koninklijke KPN NV, June Strike Price, 2.40 EUR,
Expires 6/20/14	Netherlands	84	115
			31,300
Energy Equipment & Services 0.0%†
McDermott International Inc., November Strike Price, $5.00,
Expires 11/22/14	United States	110	1,100
Exchange Traded Funds 0.0%†
SPDR S&P 500 ETF Trust, June Strike Price, $188.50,
Expires 6/27/14	United States	55	5,665
SPDR S&P 500 ETF Trust, December Strike Price, $180.00,
Expires 12/31/14	United States	8	3,920
			9,585

			Annual Report | 55

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Media 0.0%†
Time Warner Cable Inc., July Strike Price, $125.00,
Expires 7/19/14	United States	54	$1,620
Wireless Telecommunication Services 0.0%†
Sprint Corp, November Strike Price, $8.00, Expires 11/22/14	United States	192	11,328

Total Options Purchased (Cost $957,284)			517,477

Total Investments before Short Term Investments
(Cost $300,671,283)			313,849,284

		Principal Amount*
Short Term Investments 0.0%†
U.S. Government and Agency Securities (Cost $99,981) 0.0%†
[b,o]U.S. Treasury Bills, 10/16/14	United States	100,000	99,986

Total Investments before Money Market Funds and
Repurchase Agreements (Cost $300,771,264)			313,949,270

		Shares

Money Market Funds (Cost $30,530,521) 7.7%
[p,q]Dreyfus Government Cash Management, Institutional Shares,
0.01%	United States	30,530,521	30,530,521

		Principal Amount*

Repurchase Agreement (Cost $12,675,778) 3.2%
[r]Joint Repurchase Agreement, 0.061%, 6/02/14
(Maturity Value $12,675,842)	United States	12,675,778	12,675,778
BNP Paribas Securities Corp. (Maturity Value $1,430,215)
Credit Suisse Securities (USA) LLC (Maturity Value $1,430,215)
Deutsche Bank Securities Inc. (Maturity Value $5,417,275)
HSBC Securities (USA) Inc. (Maturity Value $3,003,668)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value
$1,394,469)
Collateralized by U.S. Government Agency Securities, 0.126% -
6.25%, 1/20/14 - 7/15/32; [o]U.S. Government Agency Discount
Notes, 6/12/14 - 8/29/14; [o]U.S. Treasury Bills, 6/05/14 -
1/08/15; U.S. Treasury Bonds, 7.25% - 9.125%, 5/15/16 -
11/15/18; U.S. Treasury Notes, 0.25% - 4.625%, 6/15/14 -
2/15/19; and U.S. Treasury Notes, Index Linked, 1.125%-
2.625%, 7/15/14 - 4/15/19 (valued at $12,931,123)

Total Investments (Cost $343,977,563) 90.4%			357,155,569

Options Written (0.1)%			(202,766)
Securities Sold Short (27.0)%			(106,814,379)
Other Assets, less Liabilities 36.7%			145,148,231

Net Assets 100.0%			$395,286,655

56 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
[s]Options Written (0.1)%
Calls – Exchange-Traded
Auto Components (0.0)%†
Visteon Corp., June Strike Price, $95.00, Expires 6/21/14	United States	9	$(225)
Communications Equipment (0.0)%†
Alcatel-Lucent USA Inc., June Strike Price, 3.10 EUR,
Expires 6/20/14	France	58	(415)
Alcatel-Lucent USA Inc., June Strike Price, 3.20 EUR,
Expires 6/20/14	France	25	(71)
			(486)
Diversified Telecommunication Services (0.0)%†
AT&T Inc., June Strike Price, $37.00, Expires 6/19/15	United States	47	(4,888)
AT&T Inc., June Strike Price, $40.00, Expires 6/19/15	United States	47	(1,739)
Koninklijke KPN NV, June Strike Price, 2.60 EUR,
Expires 6/20/14	Netherlands	80	(1,527)
Vivendi SA, September Strike Price, 24.00 EUR,
Expires 9/19/14	France	78	(106)
			(8,260)
Electrical Equipment (0.0)%†
Alstrom SA, August Strike Price, 30.00 EUR, Expires 8/15/14	France	54	(9,864)
Exchange Traded Funds (0.0)%†
SPDR S&P 500 ETF Trust, June Strike Price, $193.00,
Expires 6/27/14	United States	55	(8,195)
Media (0.1)%
Time Warner Cable Inc., July Strike Price, $135.00,
Expires 7/19/14	United States	56	(39,760)
Wireless Telecommunication Services (0.0)%†
Sprint Corp, November Strike Price, $10.00, Expires 11/22/14	United States	192	(19,968)
Vodafone Group PLC, September Strike Price, 277.00 GBp,
Expires 9/19/14	United Kingdom	68	(556)
			(20,524)
Puts – Exchange-Traded
Automobiles (0.0)%†
General Motors Co, January Strike Price, $30.00,
Expires 1/17/15	United States	186	(21,762)
Communications Equipment (0.0)%†
Alcatel-Lucent USA Inc., June Strike Price, 2.60 EUR,
Expires 6/20/14	France	125	(171)
Diversified Financial Services (0.0)%†
Citigroup Inc., January Strike Price, $45.00, Expires 1/17/15	United States	105	(21,420)
Euro STOXX 50 Index, June Strike Price, 2,800.00 EUR,
Expires 6/20/14	Germany	32	(436)
S&P 500 Index, June Strike Price, $1,700.00, Expires 6/21/14	United States	15	(675)
S&P 500 Index, July Strike Price, $1,820.00, Expires 7/19/14	United States	7	(5,201)
			(27,732)

Annual Report | 57

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
[s]Options Written (continued)
Puts – Exchange-Traded (continued)
Diversified Telecommunication Services (0.0)%†
Vivendi SA, September Strike Price, 17.00 EUR,
Expires 9/19/14	France	44	$(1,739)
Vivendi SA, September Strike Price, 18.00 EUR,
Expires 9/19/14	France	115	(10,033)
Vivendi SA, December Strike Price, 16.00 EUR,
Expires 12/19/14	France	99	(4,448)
			(16,220)
Media (0.0)%†
Time Warner Cable Inc., July Strike Price, $120.00,
Expires 7/19/14	United States	54	(1,026)
Time Warner Cable Inc., January Strike Price, $120.00,
Expires 1/17/15	United States	133	(36,575)
			(37,601)
Oil, Gas & Consumable Fuels (0.0)%†
Alpha Natural Resources Inc., August Strike Price, $3.00,
Expires 8/16/14	United States	55	(1,155)
Wireless Telecommunication Services (0.0)%†
Vodafone Group PLC, September Strike Price, 205.00 GBp,
Expires 9/19/14	United Kingdom	63	(10,811)

Total Options Written (Premiums Received $303,652)			(202,766)

		Shares
[t]Securities Sold Short (27.0)%
Common Stocks (9.9)%
Air Freight & Logistics (0.0)%†
Expeditors International of Washington Inc	United States	2,200	(100,122)
Airlines (0.3)%
Hawaiian Holdings Inc	United States	47,866	(739,051)
JetBlue Airways Corp	United States	6,195	(59,844)
Norwegian Air Shuttle AS	Norway	11,579	(481,530)
			(1,280,425)
Automobiles (0.0)%†
Tata Motors Ltd., ADR	India	2,830	(105,389)
Banks (0.0)%†
Intesa Sanpaolo SpA	Italy	27,941	(93,620)
Beverages (0.0)%†
PepsiCo Inc	United States	1,831	(161,732)
Biotechnology (0.1)%
Myriad Genetics Inc	United States	5,615	(186,193)
Orexigen Therapeutics Inc	United States	9,660	(62,404)
			(248,597)

58 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Building Products (0.0)%†
Griffon Corp	United States	1,900	$(22,211)
USG Corp	United States	2,267	(67,965)
			(90,176)
Capital Markets (0.1)%
Ares Capital Corp	United States	900	(15,516)
FXCM Inc., A	United States	12,620	(168,856)
Prospect Capital Corp	United States	17,675	(175,689)
			(360,061)
Chemicals (0.1)%
Airgas Inc	United States	2,605	(276,964)
The Dow Chemical Co	United States	2,571	(134,000)
			(410,964)
Construction & Engineering (0.1)%
Fluor Corp	United States	2,705	(203,091)
Diversified Financial Services (0.1)%
Berkshire Hathaway Inc., B	United States	2,016	(258,733)
Citigroup Inc	United States	4,052	(192,754)
			(451,487)
Diversified Telecommunication Services (0.1)%
China Unicom Hong Kong, ADR	China	2,434	(36,413)
Iridium Communications Inc	United States	9,205	(72,903)
Telecom Italia SpA	Italy	237,506	(294,944)
			(404,260)
Electric Utilities (0.2)%
Fortis Inc	Canada	5,515	(165,506)
NextEra Energy Inc	United States	5,680	(553,005)
			(718,511)
Electronic Equipment, Instruments & Components (0.3)%
TTM Technologies Inc	United States	14,900	(111,750)
Vishay Intertechnology Inc	United States	82,960	(1,237,763)
			(1,349,513)
Energy Equipment & Services (0.3)%
Core Laboratories NV	United States	2,128	(340,161)
FMC Technologies Inc	United States	1,390	(80,703)
McDermott International Inc	United States	73,100	(530,706)
Transocean Ltd	United States	2,646	(112,429)
			(1,063,999)
Food & Staples Retailing (0.2)%
Sprouts Farmers Market Inc	United States	1,323	(35,853)
Sysco Corp	United States	9,692	(363,741)
Wal-Mart Stores Inc	United States	5,675	(435,670)
			(835,264)
Food Products (0.3)%
Annie’s Inc	United States	768	(25,129)

			Annual Report | 59

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Food Products (continued)
Campbell Soup Co	United States	5,990	$(274,941)
Mondelez International Inc., A	United States	10,530	(396,138)
Post Holdings Inc	United States	11,705	(584,899)
			(1,281,107)
Health Care Equipment & Supplies (0.1)%
Intuitive Surgical Inc	United States	225	(83,192)
Varian Medical Systems Inc	United States	2,185	(180,153)
			(263,345)
Health Care Providers & Services (0.5)%
Molina Healthcare Inc	United States	11,276	(485,883)
Omnicare Inc	United States	21,630	(1,374,586)
UnitedHealth Group Inc	United States	3,404	(271,061)
			(2,131,530)
Health Care Technology (0.0)%†
Cerner Corp	United States	3,095	(167,285)
Hotels, Restaurants & Leisure (0.3)%
Marriott International Inc., A	United States	11,997	(739,255)
Melco Crown Entertainment, ADR	Hong Kong	2,987	(102,962)
Panera Bread Company, A	United States	1,965	(301,844)
Starbucks Corp	United States	1,401	(102,609)
			(1,246,670)
Household Durables (0.1)%
PulteGroup Inc	United States	10,333	(202,114)
The Ryland Group Inc	United States	1,032	(38,906)
Toll Brothers Inc	United States	994	(36,003)
			(277,023)
Household Products (0.0)%†
Colgate-Palmolive Co	United States	1,670	(114,228)
Insurance (0.1)%
Endurance Specialty Holdings	United States	5,323	(275,305)
HCI Group Inc	United States	200	(7,754)
MetLife Inc	United States	2,705	(137,766)
The Progressive Corp	United States	2,393	(59,897)
			(480,722)
Internet & Catalog Retail (0.1)%
Amazon.com Inc	United States	265	(82,826)
Priceline Group Inc	United States	36	(46,031)
Shutterfly Inc	United States	3,597	(147,980)
			(276,837)
Internet Software & Services (0.3)%
SINA Corp	China	1,135	(50,859)
Trulia Inc	United States	6,172	(238,548)
Twitter Inc	United States	1,349	(43,762)

60 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Internet Software & Services (continued)
Vistaprint NV	United States	2,492	$(99,730)
Web.com Group Inc	United States	5,900	(203,196)
Yahoo Japan Corp	Japan	16,771	(77,265)
Yandex NV, A	Russia	2,128	(66,266)
Yelp Inc	United States	1,349	(89,236)
Zillow Inc., A	United States	1,349	(159,209)
			(1,028,071)
IT Services (0.2)%
Accenture PLC, A	United States	3,047	(248,178)
Cardtronics Inc	United States	945	(27,386)
International Business Machines Corp	United States	2,221	(409,464)
Mantech International Corp., A	United States	614	(18,107)
Sabre Corp	United States	2,181	(41,875)
Western Union Co	United States	5,338	(86,315)
			(831,325)
Life Sciences Tools & Services (0.1)%
Covance Inc	United States	1,705	(142,981)
Qiagen NV	United States	12,450	(285,852)
			(428,833)
Machinery (0.2)%
Caterpillar Inc	United States	2,250	(230,018)
Joy Global Inc	United States	3,903	(223,056)
Meritor Inc	United States	15,490	(213,917)
Navistar International Corp	United States	3,687	(126,353)
			(793,344)
Media (0.9)%
Charter Communications Inc., A	United States	2,144	(306,892)
Comcast Corp., A	United States	23,671	(1,235,626)
Liberty Global PLC	United Kingdom	14,533	(622,012)
Liberty Global PLC, A	United Kingdom	5,892	(265,258)
Liberty Media Corp., A	United States	644	(81,872)
Meredith Corp	United States	1,334	(59,977)
Sirius XM Holdings Inc	United States	306,938	(1,006,757)
			(3,578,394)
Metals & Mining (0.3)%
B2Gold Corp	Canada	24,400	(59,048)
Horsehead Holding Corp	United States	38,900	(644,962)
Stillwater Mining Co	United States	13,493	(226,817)
Walter Energy Inc	United States	10,436	(50,928)
			(981,755)
Multiline Retail (0.1)%
Dollar Tree Inc	United States	1,354	(71,803)
Family Dollar Stores	United States	1,354	(79,344)
Target Corp	United States	807	(45,805)
			(196,952)

			Annual Report | 61

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Multi-Utilities (0.4)%
Dominion Resources Inc	United States	19,800	$(1,365,408)
Oil, Gas & Consumable Fuels (1.0)%
Alon USA Energy Inc	United States	10,830	(161,909)
Alpha Natural Resources Inc	United States	20,973	(70,889)
Arch Coal Inc	United States	18,924	(67,369)
Concho Resources Inc	United States	829	(109,262)
Energy XXI Bermuda Ltd	United States	21,641	(464,199)
Exxon Mobil Corp	United States	4,086	(410,766)
Golar LNG Ltd	Norway	9,545	(444,320)
Goodrich Petroleum Corp	United States	4,545	(131,805)
Green Plains Inc	United States	10,220	(298,628)
Linn Energy LLC	United States	7,100	(206,255)
Lukoil OAO, ADR	Russia	2,500	(141,450)
Petroquest Energy Inc	United States	16,600	(101,592)
Pioneer Natural Resources Co	United States	482	(101,297)
Sanchez Energy Corp	United States	37,364	(1,286,443)
SandRidge Energy Inc	United States	8,182	(54,574)
SM Energy Co	United States	1,027	(77,857)
			(4,128,615)
Pharmaceuticals (0.5)%
Actavis PLC	United States	4,370	(924,430)
Bristol-Myers Squibb Co	United States	1,710	(85,055)
Eli Lilly & Co	United States	2,658	(159,108)
Mallinckrodt PLC	United States	5,787	(449,997)
Valeant Pharmaceuticals International Inc	Canada	3,498	(458,973)
			(2,077,563)
Professional Services (0.1)%
CBIZ Inc	United States	46,090	(393,148)
Real Estate Investment Trusts (REITs) (1.5)%
Campus Crest Communities Inc	United States	23,850	(211,550)
Corporate Office Properties Trust	United States	4,817	(132,708)
DDR Corp	United States	511	(8,845)
Douglas Emmett Inc	United States	1,698	(48,206)
Duke Realty Corp	United States	11,631	(205,869)
EastGroup Properties Inc	United States	461	(29,347)
Extra Space Storage Inc	United States	461	(24,133)
Federal Realty Investment Trust	United States	3,111	(371,827)
First Industrial Realty Trust Inc	United States	3,647	(67,615)
General Growth Properties Inc	United States	9,112	(217,139)
Government Properties Income Trust	United States	8,769	(223,785)
Gramercy Property Trust Inc	United States	55,660	(326,724)
Health Care REIT Inc	United States	4,780	(302,239)
Highwoods Properties Inc	United States	3,874	(157,207)
Host Hotels & Resorts Inc	United States	13,480	(297,504)
iStar Financial Inc	United States	7,500	(108,300)
Kilroy Realty Corp	United States	534	(32,350)

62 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp	United States	20,775	$(476,163)
Liberty Property Trust	United States	3,560	(137,808)
National Retail Properties	United States	9,995	(349,625)
National Health Investors Inc	United States	4,990	(312,973)
Omega Healthcare Investors Inc	United States	4,260	(157,151)
Realty Income Corp	United States	7,611	(329,556)
Regency Centers Corp	United States	1,150	(61,410)
Senior Housing Prop Trust	United States	3,257	(78,103)
Spirit Realty Capital Inc	United States	12,475	(140,843)
Starwood Property Trust Inc	United States	27,259	(664,847)
UDR Inc	United States	1,924	(52,949)
Weingarten Realty Investors	United States	8,767	(278,703)
			(5,805,479)
Real Estate Management & Development (0.0)%†
E-house China Holdings Ltd., ADR	China	6,890	(64,904)
Semiconductors & Semiconductor Equipment (0.1)%
JinkoSolar Holding Co., ADR	China	5,470	(153,324)
Rudolph Technologies Inc	United States	8,700	(82,476)
SunEdison Inc	United States	3,500	(68,915)
			(304,715)
Software (0.1)%
Take-Two Interactive Software Inc	United States	18,531	(382,295)
Specialty Retail (0.2)%
Abercrombie & Fitch Co., A	United States	1,424	(54,126)
Barnes & Noble Inc	United States	2,665	(48,343)
Bed Bath & Beyond Inc	United States	2,400	(146,040)
Cabela’s Inc	United States	2,899	(177,506)
CarMax Inc	United States	1,373	(60,838)
The TJX Cos. Inc	United States	1,821	(99,153)
			(586,006)
Textiles, Apparel & Luxury Goods (0.4)%
Iconix Brand Group Inc	United States	36,425	(1,527,664)
Tobacco (0.1)%
Lorillard Inc	United States	658	(40,908)
Universal Corp	United States	5,404	(289,384)
			(330,292)
Trading Companies & Distributors (0.0)%†
Gatx Corp	United States	787	(51,824)

Total Common Stocks (Proceeds $37,420,066)			(38,972,545)
Exchange Traded Funds (16.8)%
Consumer Discretionary Select Sector SPDR Fund	United States	3,581	(235,164)
Consumer Staples Select Sector SPDR Fund	United States	48,075	(2,163,375)
Financial Select Sector SPDR Fund	United States	15,837	(353,007)

Annual Report | 63

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
[t]Securities Sold Short (continued)
Exchange Traded Funds (continued)
Guggenheim Solar ETF	United States	12,600	$(513,954)
Health Care Select Sector SPDR Fund	United States	99,660	(5,957,675)
Industrial Select Sector SPDR Fund	United States	8,307	(448,993)
iShares China Large-Cap ETF	United States	4,250	(156,612)
iShares Core S&P Small-Cap ETF	United States	22,300	(2,392,790)
iShares Global Utilities ETF	United States	3,545	(175,903)
iShares MSCI Australia ETF	United States	11,629	(308,866)
iShares MSCI Brazil Capped ETF	United States	10,440	(485,356)
iShares MSCI Canada ETF	United States	38,899	(1,194,199)
iShares MSCI Emerging Markets ETF	United States	11,032	(469,412)
iShares MSCI India ETF	United States	9,560	(272,173)
iShares Nasdaq Biotechnology ETF	United States	19,583	(4,691,891)
iShares North American Tech-Multimedia Networking ETF	United States	35,015	(1,198,563)
iShares North American Tech-Software ETF	United States	8,805	(719,104)
iShares PHLX Semiconductor ETF	United States	9,095	(742,880)
iShares Russell 2000 ETF	United States	55,545	(6,268,809)
iShares Russell 2000 Growth ETF	United States	14,245	(1,856,836)
iShares U.S. Consumer Goods ETF	United States	1,200	(118,716)
iShares U.S. Real Estate ETF	United States	24,696	(1,769,715)
iShares U.S. Telecommunications ETF	United States	15,900	(479,385)
Nomura TOPIX ETF	Japan	20,975	(254,255)
PowerShares Dynamic Retail Portfolio	United States	4,960	(167,648)
PowerShares Nasdaq Internet Portfolio	United States	3,700	(237,799)
PowerShares QQQ Trust Series 1	United States	24,528	(2,239,652)
SPDR S&P 500 ETF Trust	United States	153,021	(29,476,435)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	938	(72,264)
SPDR S&P Retail ETF	United States	1,200	(100,536)
Utilities Select Sector SPDR Fund	United States	11,894	(507,755)
Vanguard Consumer Staples ETF	United States	4,210	(488,149)

Total Exchange Traded Funds (Proceeds $64,896,321)			(66,517,871)

		Principal Amount*
Convertible Notes (Proceeds $25,408) (0.0)%†
Machinery (0.0)%†
Navistar International Corp., senior sub. note, 3.00%, 10/15/14	United States	25,000	(25,172)
Corporate Bonds and Notes (0.3)%
Beverages (0.0)%†
Constellation Brands Inc., senior note, 3.75%, 5/01/21	United States	100,000	(99,625)
Diversified Telecommunication Services (0.1)%
Telefonica Emisiones SAU, senior bond, 7.045%, 6/20/36	Spain	169,000	(213,281)
Household Products (0.1)%
[g]The Sun Products Corp., senior note, 144A, 7.75%, 3/15/21	United States	449,000	(371,547)
Pipelines (0.1)%
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., senior bond,
4.50%, 7/15/23	United States	463,000	(457,213)

64 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
[t]Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Textiles, Apparel & Luxury Goods (0.0)%†
[g]The William Carter Co., senior note, 144A, 5.25%, 8/15/21	United States	150,000	$(157,125)

Total Corporate Bonds and Notes (Proceeds $1,261,368)			(1,298,791)

Total Securities Sold Short (Proceeds $103,603,163)			$(106,814,379)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward, swap and written options contracts. At May 31, 2014, the aggregate value of these securities and/or cash pledged as collateral was $192,020,590, representing 48.58% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
eA portion or all of the security is held in connection with written option contracts at period end.
fPerpetual security with no stated maturity date.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in pub-
lic offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2014, the net
value of these securities was $42,219,155, representing 10.68% of net assets.
hSee Note 7 regarding credit risk and defaulted securities.
iThe coupon rate shown represents the rate at period end.
jSee Note 1(i) regarding senior floating rate interests.
kA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
lSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustee’s. At May 31, 2014, the value of this security was $146,065, representing 0.04% of net assets.
mIncome may be received in additional securities and/or cash.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe security is traded on a discount basis with no stated coupon rate.
pThe rate shown is the annualized seven-day yield at period end.
qA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).
rSee Note 1(c) regarding joint repurchase agreement.
sSee note 1(e) regarding written options.
tSee Note 1(g) regarding securities sold short.

Annual Report | 65

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

At May 31, 2014, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

		Number of	Notional	Expiration Unrealized Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts[a]
Aluminum	Long	21	$952,481	6/16/14	$—	$(9,534)
Aluminum	Short	24	1,088,550	6/16/14	—	(15,402)
Brent Crude Oil	Long	65	7,111,650	6/13/14	19,190	—
Cocoa	Long	19	621,030	7/16/14	27,616	—
Coffee	Long	13	877,012	9/18/14	—	(14,342)
Copper	Long	9	1,550,700	6/16/14	33,841	—
Copper	Short	17	2,929,100	6/16/14	—	(52,836)
Copper	Short	1	170,975	9/15/14	2,023	—
Corn	Long	42	978,075	7/14/14	—	(63,690)
Kansas City Wheat	Long	18	650,700	7/14/14	—	(30,049)
Natural Gas	Long	27	1,226,340	6/26/14	—	(32,987)
Silver	Short	16	1,494,560	7/29/14	44,380	—
Soybeans	Long	9	671,963	7/14/14	15,663	—
Soybean Meal	Long	17	850,340	7/14/14	40,484	—
WTI Crude Oil	Long	5	513,550	6/20/14	5,020	—
			21,687,026		188,217	(218,840)
Equity Contracts
DAX Index[a]	Long	3	1,016,133	6/20/14	59,936	—
DJIA Mini E-CBOT Index[a]	Long	32	2,672,640	6/20/14	65,999	—
Euro STOXX 50 Index	Short	1	44,166	6/20/14	—	(4,452)
Euro STOXX 50 Index[a]	Long	96	4,239,971	6/20/14	207,000	—
FTSE 100 Index[a]	Long	45	5,146,122	6/20/14	60,077	—
Hang Seng Index[a]	Long	7	1,034,251	6/27/14	10,363	—
NASDAQ 100 E-Mini Index[a]	Long	42	3,137,820	6/20/14	125,390	—
Nikkei 225 Index (CME)	Short	1	73,575	6/12/14	2,597	—
Nikkei 225 Index (OSE)	Short	1	143,910	6/12/14	4,797	—
Nikkei 225 Index (SGX)[a]	Long	17	1,224,067	6/12/14	29,714	—
Russell 2000 Mini Index[a]	Long	13	1,473,160	6/20/14	27,165	—
S&P 500 E-Mini Index	Short	66	6,340,950	6/20/14	—	(247,915)
S&P 500 E-Mini Index[a]	Long	41	3,939,075	6/20/14	134,234	—
TOPIX Index	Short	3	354,077	6/12/14	7,429	—
			30,839,917		734,701	(252,367)
Interest Rate Contracts
3 Month Euribor[a]	Long	232	78,873,485	9/14/15	122,540	—
90 Day Eurodollar[a]	Long	465	115,488,562	9/14/15	91,501	—
90 Day Sterling[a]	Long	186	38,451,219	9/16/15	15,094	—
Australian 10 Yr. Bond[a]	Long	55	6,118,803	6/16/14	123,951	—
Euro-Bund[a]	Long	23	4,602,884	6/06/14	131,124	—
JGB 10 Yr. Mini[a]	Long	80	11,431,827	6/10/14	43,326	—
Long Gilt[a]	Long	7	1,299,586	9/26/14	10,284	—
U.S. Long Bond (CBT)[a]	Long	70	9,622,812	9/19/14	112,606	—
U.S. Long Bond (CBT)	Short	2	274,938	9/19/14	856	—
U.S. Treasury 10 Yr. Note	Short	12	1,506,188	9/19/14	1,728	—
			267,670,304		653,010	—
Total			$320,197,247		1,575,928	(471,207)
Net unrealized appreciation (depreciation)					$1,104,721

[a]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

66 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation Depreciation
Australian Dollar	CSFB	Buy	240,000	222,569	6/02/14	$787	$—
New Zealand Dollar	CSFB	Sell	255,000	219,326	6/03/14	2,855	—
Euro	MLCO	Buy	100,000	137,030	6/05/14	—	(715)
Euro	CSFB	Sell	160,000	221,934	6/05/14	3,830	—
Euro	MLCO	Sell	100,000	138,670	6/05/14	2,355	—
Euro	CSFB	Sell	80,000	110,967	6/06/14	1,915	—
Canadian Dollar	CSFB	Buy	250,000	230,784	6/09/14	—	(271)
Canadian Dollar	CSFB	Sell	250,000	228,479	6/09/14	—	(2,034)
Euro	CSFB	Sell	165,000	228,983	6/09/14	4,065	—
South Korean Won	CSFB	Sell	354,700,000	343,426	6/09/14	—	(4,093)
Swiss Franc	CSFB	Sell	35,900	40,915	6/10/14	821	—
British Pound	CSFB	Buy	135,000	227,724	6/12/14	—	(1,458)
British Pound	CSFB	Sell	135,000	228,580	6/12/14	2,314	—
Indian Rupee	BZWS	Buy	13,000,000	215,499	6/12/14	3,916	—
Euro	CSFB	Sell	385,000	527,731	6/17/14	2,931	—
Danish Krone	BNYM	Buy	4,700,000	877,288	6/18/14	—	(18,763)
Danish Krone	BNYM	Sell	10,025,000	1,863,511	6/18/14	32,296	—
Euro	BNYM	Buy	195,294	270,235	6/18/14	—	(4,027)
Euro	BNYM	Sell	3,284,987	4,553,625	6/18/14	75,811	—
British Pound	BNYM	Buy	343,605	580,333	6/18/14	—	(4,461)
British Pound	BNYM	Sell	666,858	1,120,804	6/18/14	5,322	(2,154)
Japanese Yen	BNYM	Sell	18,740,000	182,872	6/18/14	6	(1,241)
Swedish Krona	BNYM	Sell	8,160,000	1,270,240	6/18/14	51,284	—
Swiss Franc	BNYM	Buy	224,406	253,536	6/18/14	—	(2,893)
Swiss Franc	BNYM	Sell	3,129,119	3,568,758	6/18/14	73,785	—
Australian Dollar[b]	MSCO	Buy	9,927,053	9,132,096	6/20/14	99,259	(5,518)
Australian Dollar[b]	MSCO	Sell	3,996,983	3,675,386	6/20/14	3,872	(43,135)
Canadian Dollar[b]	MSCO	Buy	6,203,579	5,687,865	6/20/14	30,922	(288)
Canadian Dollar[b]	MSCO	Sell	8,868,742	8,033,106	6/20/14	150	(142,307)
Euro[b]	MSCO	Buy	7,129,281	9,897,410	6/20/14	—	(179,418)
Euro[b]	MSCO	Sell	7,290,589	9,983,180	6/20/14	48,552	(3,245)
British Pound[b]	MSCO	Buy	9,482,287	15,894,502	6/20/14	37,397	(40,064)
British Pound[b]	MSCO	Sell	1,989,139	3,311,479	6/20/14	6,450	(28,668)
Japanese Yen[b]	MSCO	Buy	1,126,017,960	11,059,579	6/20/14	15,067	(12,181)
Japanese Yen[b]	MSCO	Sell	700,593,960	6,861,725	6/20/14	5,759	(26,958)
Mexican Peso[b]	MSCO	Buy	52,436,420	4,015,546	6/20/14	56,830	(272)
Mexican Peso[b]	MSCO	Sell	23,010,340	1,769,008	6/20/14	—	(17,928)
New Zealand Dollar[b]	MSCO	Buy	6,585,415	5,633,848	6/20/14	—	(52,457)
New Zealand Dollar[b]	MSCO	Sell	1,458,694	1,247,539	6/20/14	11,639	(399)
Norwegian Krone	MSCO	Buy	3,305,778	551,486	6/20/14	1,344	(267)
Norwegian Krone	MSCO	Sell	474,712	79,123	6/20/14	138	(363)
Singapore Dollar	MSCO	Buy	252,625	201,716	6/20/14	—	(309)
Singapore Dollar	MSCO	Sell	252,625	201,799	6/20/14	435	(43)
Swiss Franc[b]	MSCO	Buy	4,491,404	5,130,786	6/20/14	451	(114,590)
Swiss Franc[b]	MSCO	Sell	3,424,782	3,842,743	6/20/14	19,240	(1,788)

Annual Report | 67

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
British Pound	CITI	Buy	150,000	253,007		6/23/14	$—	$(1,620)
Euro	CITI	Sell	185,288	150,000	GBP	6/23/14	905	(2,084)
Chilean Peso	CSFB	Buy	123,000,000	222,263		6/27/14	940	—
Euro	CSFB	Sell	100,000	136,578		6/27/14	269	—
Canadian Dollar	BNYM	Sell	1,140,000	1,048,401		6/30/14	—	(2,203)
Czech Koruna	BNYM	Sell	3,008,000	148,771		6/30/14	—	(491)
Euro	BNYM	Sell	5,093,000	6,923,425		6/30/14	—	(18,767)
Euro	CSFB	Sell	130,000	177,250		6/30/14	49	—
British Pound	BNYM	Sell	94,000	157,037		6/30/14	—	(491)
Hong Kong Dollar	BNYM	Sell	1,454,000	187,550		6/30/14	—	(3)
Japanese Yen	BNYM	Sell	156,435,000	1,536,871		6/30/14	—	(107)
Mexican Peso	CSFB	Sell	7,000,000	542,901		6/30/14	—	(272)
Norwegian Krone	BNYM	Sell	370,000	61,847		6/30/14	26	—
Australian Dollar	CSFB	Buy	240,000	222,516		7/02/14	343	—
New Zealand Dollar	CSFB	Sell	255,000	215,331		7/03/14	—	(532)
Mexican Peso	BNYM	Sell	12,259,357	934,026		7/22/14	—	(15,484)
Unrealized appreciation (depreciation)							604,330	(754,362)
Net unrealized appreciation (depreciation)								$(150,032)
*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]A portion or all of the contract is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

At May 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

					Upfront
					Premiums
	Counterparty/ Notional	Notional	Periodic	Expiration	Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[a]	Payment Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index
CDX 22 HY	ICE	$85,000	5.00%	6/20/19	$ (6,010)	$—	$(1,090)	$(7,100)
CDX 22 HY	ICE	142,000	5.00%	6/20/19	(9,681)	—	(2,179)	(11,860)
CDX 22 HY	ICE	143,000	5.00%	6/20/19	(9,796)	—	(2,148)	(11,944)
CDX 22 HY	ICE	268,000	5.00%	6/20/19	(18,760)	—	(3,624)	(22,384)
CDX 22 HY	ICE	494,000	5.00%	6/20/19	(34,580)	—	(6,679)	(41,259)
CDX 22 HY	ICE	750,000	5.00%	6/20/19	(49,219)	—	(13,422)	(62,641)
iTraxx Europe	ICE	333,000	5.00%	6/20/19	(41,780)	—	(9,082)	(50,862)
iTraxx Europe Crossover	ICE	35,000	5.00%	12/20/18	(4,830)	—	(960)	(5,790)
iTraxx Europe Crossover	ICE	40,000	5.00%	12/20/18	(5,526)	—	(1,092)	(6,618)
Contracts to Sell Protection[c]
Traded Index
CDX North America	CME	500,000	1.00%	6/20/19	8,631	550	—	9,181 Investment Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						550	(40,276)

68 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Credit Default Swap Contracts (continued)

					Upfront
					Premiums
	Counterparty/ Notional		Periodic	Expiration	Paid	Unrealized Unrealized Market
Description	Exchange	Amount[a] Payment Rate		Date	(Received) Appreciation Depreciation			Value	Rating[b]
OTC Swaps
Contracts to Buy Protection
Single Name
Beazer Homes USA Inc	BRWS	$50,000	5.00%	6/20/19	$(2,223)	$—	$(1,012) $ (3,235)
Government of Brazil	DBFX	175,000	1.00%	6/20/19	6,517	—	(3,297)	3,220
iTraxx Europe
Subordinated Financial	MSCO	174,000	1.00%	6/20/19	5,524	—	(4,586)	938
Radio Shack Corp	MSCO	83,000	5.00%	6/20/15	41,410	—	(8,139)	33,271
Radio Shack Corp	MSCO	86,000	5.00%	6/20/15	41,175	—	(6,701)	34,474
Radio Shack Corp	MSCO	161,000	5.00%	6/20/16	69,720	11,561	—	81,281
Republic of Venezuela	DBFX	130,000	5.00%	6/20/19	31,675	—	(9,170)	22,505
Safeway Inc	DBFX	150,000	1.00%	6/20/19	12,213	1,961	—	14,174
Southwest Airlines Co	DBFX	500,000	1.00%	6/20/19	(7,739)	—	(2,072)	(9,811)
Contracts to Sell Protection[c]
Single Name
Safeway Inc	MSCO	91,000	1.00%	3/20/19	(8,834)	1,253	—	(7,581)	BBB
Safeway Inc	MSCO	152,000	1.00%	3/20/19	(14,462)	1,799	—	(12,663)	BBB
Safeway Inc	MSCO	153,000	1.00%	3/20/19	(14,270)	1,523	—	(12,747)	BBB
Safeway Inc	MSCO	130,000	1.00%	6/20/19	(13,140)	856	—	(12,284)	BBB
OTC Swaps unrealized appreciation (depreciation)						18,953	(34,977)
Total Credit Default Swaps unrealized appreciation (depreciation)						19,503	(75,253)
Net unrealized appreciation (depreciation)							$(55,750)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At May 31, 2014, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

					Expiration	Unrealized Unrealized
Counterparty	Underlying Asset	Financing Rate	Notional Value[a]		Date	Appreciation Depreciation
Fund Pays Total Return on Underlying Asset
JPHQ	iBoxx USD Liquid Leveraged Loans	LIBOR	600,000		6/20/14	$—	$(4,899)
JPHQ	iBoxx USD Liquid Leveraged Loans	LIBOR	2,750,000		9/22/14	—	(31,646)
DBFX	Pacific Basin Shipping Ltd	HKDIB + 50 BPS	4,868,640	HKD	10/17/14	—	(13,913)
DBFX	Himart Co. Ltd	LIBOR + 150 BPS	110,577		11/06/14	8,545	—
DBFX	Nokia OYJ	EURIB + 40 BPS	1,442,897	EUR	11/15/14	—	(207,562)
DBFX	Fosun International Ltd	HKDIB + 70 BPS	5,206,350	HKD	11/18/14	34,388	—
DBFX	Balfour Beatty PLC	GBPIB + 40 BPS	80,652	GBP	12/02/14	—	(23,819)
DBFX	ENN Energy Holdings Ltd	HKDIB + 49 BPS	5,978,650	HKD	12/05/14	—	(36,910)
DBFX	Marine Harvest	EURIB + 40 BPS	132,269	EUR	12/05/14	9,673	—
DBFX	Alcatel-Lucent USA Inc	EURIB + 40 BPS	733,429	EUR	12/19/14	—	(24,113)

						Annual Report | 69

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Total Return Swap Contracts (continued)

					Expiration	Unrealized Unrealized
Counterparty	Underlying Asset	Financing Rate	Notional Value[a]		Date	Appreciation Depreciation
Fund Pays Total Return on Underlying Asset (continued)
JPHQ	iBoxx USD Liquid High Yield	LIBOR	4,750,000		12/22/14	$—	$(58,262)
DBFX	Seadrill Ltd.	LIBOR + 40 BPS	1,073,503		12/27/14	—	(72,815)
DBFX	Glencore International PLC	LIBOR + 40 BPS	446,798		12/31/14	3,545	—
DBFX	Golden Ocean Group Ltd.	LIBOR + 250 BPS	72,934		1/22/15	—	(431)
DBFX	Health Care REIT Inc.	LIBOR + 75 BPS	572,232		1/26/15	11,929	—
DBFX	Vedanta Resources Jersey Ltd.	LIBOR + 40 BPS	548,370		2/27/15	—	(5,223)
DBFX	Pegatron Corp.	LIBOR + 150 BPS	918,364		2/28/15	—	(96,734)
DBFX	Banco Espirito Santo SA	EURIB + 40 BPS	161,363		3/07/15	—	(24,641)
DBFX	Drillsearch Energy Ltd.	LIBOR + 75 BPS	189,917		4/04/15	—	(10,017)
DBFX	Vedanta Resources Jersey Ltd.	LIBOR + 40 BPS	58,630		4/10/15	—	(7,180)
DBFX	ASM Pacific Technology Ltd.	HKDIB + 52 BPS	964,035	HKD	4/17/15	—	(1,229)
DBFX	Dominion Resources Inc.	LIBOR + 25 BPS	106,888		5/12/15	803	—
DBFX	Banco Bradesco SA	LIBOR + 300 BPS	111,894		5/13/15	14,307	—
DBFX	Richter Gedeon Nyrt	EURIB + 40 BPS	344,193		5/13/15	—	(3,302)
MSCO	iShares Russell 2000 ETF	LIBOR - 84 BPS	2,025,034		10/19/15	22,086	—
MSCO	Valeant Pharmaceutical International
	Inc.	LIBOR - 30 BPS	668,242		10/19/15	—	(22,589)
DBFX	Drillisch AG	EURIB + 40 BPS	560,051	EUR	1/27/25	—	(2,158)
MSCO	AMEC PLC	FEDEF + 35 BPS	163,638	GBP	1/28/25	—	—
MSCO	APA Group	RBACR + 100 BPS	244,161	AUD	1/28/25	—	—
DBFX	NextEra Energy Inc	LIBOR + 25 BPS	557,386		1/28/25	—	(10,408)
MSCO	H7 Basket	FEDEF + 30 BPS	414,185		2/06/25	—	—
DBFX	International Leasing SA	LIBOR + 350 BPS	88,687		2/10/25	2,525	—
MSCO	MSCI Pan-Euro	EURIB - 45 BPS	2,954,559	EUR	1/17/49	—	(156,970)
Fund Receives Total Return on Underlying Asset
DBFX	Lotte Shopping Co. Ltd.	LIBOR + 90 BPS	394,708		10/18/14	—	(7,897)
DBFX	PB Issure No. 3 Ltd.	LIBOR + 75 BPS	1,202,068		10/18/14	18,635	—
DBFX	Nokia OYJ	EURIB + 75 BPS	1,657,258	EUR	11/15/14	202,825	—
DBFX	LOGO Star Ltd.	HKDIB + 100 BPS	10,950,117	HKD	11/22/14	—	(38,013)
DBFX	Balfour Beatty PLC	GBPIB + 85 BPS	398,834	GBP	12/03/14	1,676	—
DBFX	ENN Energy Holdings Ltd.	LIBOR + 100 BPS	1,254,847		12/06/14	39,038	—
MSCO	Linn Co. LLC	FEDEF + 100 BPS	506,602		12/17/14	—	—
DBFX	Alcatel-Lucent USA Inc.	EURIB + 75 BPS	974,886	EUR	12/19/14	20,892	—
DBFX	Seadrill Ltd.	LIBOR + 75 BPS	1,451,509		12/27/14	71,358	—
DBFX	Lukoil OAO, ADR	LIBOR + 75 BPS	822,571		1/24/15	12,623	—
DBFX	Health Care REIT Inc.	LIBOR + 75 BPS	968,267		1/26/15	2,619	—
MSCO	Cabot Oil & Gas Corp.	LIBOR + 50 BPS	105,954		1/26/15	—	(5,290)
DBFX	BES Finance Ltd.	LIBOR + 70 BPS	549,403		3/07/15	—	(21,850)
MSCO	The Walt Disney Co.	LIBOR + 50 BPS	246,586		1/26/15	4,168	—
DBFX	Espirito Santo Financial Group SA	EURIB + 75 BPS	300,201		3/11/15	—	(46,252)
DBFX	Glencore International PLC	LIBOR + 75 BPS	281,078		3/13/15	—	(3,778)
DBFX	Quiagen NV	LIBOR + 75 BPS	861,832		3/17/15	14,787	—
DBFX	YTL Corp	LIBOR + 100 BPS	320,465		3/18/15	—	(6,539)
MSCO	WR Grace & Co	LIBOR + 50 BPS	52,782		1/26/15	—	(5,846)
MSCO	Occidental Petroleum Corp.	LIBOR + 50 BPS	296,930		1/26/15	21,745	—
DBFX	ASM Pacific Technology Ltd	HKDIB + 75 BPS	2,239,676	HKD	3/28/15	4,751	—
DBFX	Billion Express Investments Ltd.	LIBOR + 100 BPS	205,567		3/28/15	—	(1,727)

70 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Total Return Swap Contracts (continued)

					Expiration	Unrealized Unrealized
Counterparty	Underlying Asset	Financing Rate	Notional Value[a]		Date	Appreciation Depreciation
Fund Receives Total Return on Underlying Asset (continued)
DBFX	Drillsearch Energy Ltd.	LIBOR + 75 BPS	472,071		4/04/15	$10,723	$—
MSCO	Orange SA	EURIB + 40 BPS	445,399	EUR	4/04/15	83,548	—
DBFX	Leg Immobilien AG	EURIB + 75 BPS	513,001	EUR	4/10/15	13,701	—
MSCO	FMC Technologies Inc.	LIBOR + 50 BPS	81,290		1/26/15	2,282	—
MSCO	Phillips 66	LIBOR + 50 BPS	77,727		1/26/15	4,434	—
MSCO	Comcast Corp., Class A	LIBOR + 50 BPS	283,224		1/26/15	6,907	—
MSCO	Micron Technology Inc.	LIBOR + 50 BPS	258,345		1/26/15	22,809	—
MSCO	Delta Air Lines Inc.	LIBOR + 50 BPS	73,944		1/26/15	5,207	—
MSCO	American International Group Inc.	LIBOR + 50 BPS	62,672		1/26/15	1,646	—
MSCO	DaVita HealthCare Partners Inc.	LIBOR + 50 BPS	194,977		1/26/15	1,747	—
DBFX	Marine Harvest	EURIB + 75 BPS	517,197	EUR	5/06/15	5,848	—
MSCO	Tempur Sealy International Inc.	LIBOR + 50 BPS	167,396		1/26/15	6,216	—
MSCO	tw telecom Inc.	LIBOR + 50 BPS	197,213		1/26/15	4,993	—
DBFX	Dominion Resources Inc.	LIBOR + 75 BPS	143,263		5/12/15	420	—
MSCO	Gaslog Ltd.	LIBOR + 50 BPS	47,729		1/26/15	—	(7,470)
MSCO	Humana Inc	LIBOR + 50 BPS	157,535		1/26/15	8,443	—
DBFX	Industrivarden AB	SEKIB + 75 BPS	3,051,863	SEK	5/15/15	—	(2,582)
MSCO	American Airlines Group Inc.	LIBOR + 50 BPS	8,483		1/26/15	392	—
MSCO	Aspen Technology Inc.	LIBOR + 50 BPS	15,349		1/26/15	—	(261)
MSCO	Baidu Inc., ADR	LIBOR + 50 BPS	212,063		1/26/15	3,064	—
DBFX	CBIZ Inc.	LIBOR + 70 BPS	319,643		10/01/15	—	(15,042)
MSCO	Rolls-Royce Holdings PLC	LIBOR + 50 BPS	251,709	GBP	10/15/15	—	(21,926)
MSCO	Rolls-Royce Holdings PLC, C	LIBOR + 50 BPS	—	GBP	10/15/15	5,158	—
MSCO	AstraZeneca PLC, ADR	LIBOR + 40 BPS	160,972	GBP	10/19/15	—	(15,761)
MSCO	Inmarsat PLC	SONIA + 65 BPS	488,020	GBP	10/19/15	—	—
MSCO	Rhoen Klinikum AG	EONIA + 65 BPS	288,743	EUR	10/19/15	—	—
MSCO	Shire PLC, ADR	LIBOR + 40 BPS	293,048	GBP	10/19/15	44,065	—
MSCO	AOZORA BANK, Ltd.	LIBOR + 50 BPS	79,631,956	JPY	10/20/15	42,334	—
MSCO	NKSJ Holdings Inc.	LIBOR + 50 BPS	84,369,620	JPY	10/20/15	67,644	—
MSCO	SoftBank Corp.	LIBOR + 50 BPS	41,228,961	JPY	10/20/15	—	(21,168)
MSCO	Sony Financial Holdings Inc.	LIBOR + 50 BPS	2,792,790	JPY	10/20/15	—	(710)
MSCO	Alcatel-Lucent USA Inc.	EONIA + 65 BPS	246,393	EUR	10/28/15	—	—
MSCO	Vivendi SA	EONIA + 65 BPS	1,519,210	EUR	10/28/15	—	—
MSCO	Dixons Retail PLC	SONIA + 65 BPS	64,387	GBP	10/29/15	34	—
MSCO	Imperial Tobacco Group PLC	SONIA + 65 BPS	107,249	GBP	10/29/15	—	—
MSCO	OPAP SA	EONIA + 30 BPS	124,837	EUR	10/29/15	—	—
MSCO	Severn Trent PLC	LIBOR + 40 BPS	243,765	GBP	10/29/15	27,323	—
MSCO	Severn Trent PLC	SONIA + 65 BPS	297,522	GBP	10/29/15	—	—
MSCO	Ryanair Holdings PLC	EURIB + 50 BPS	96,900	EUR	11/05/15	13,636	—
DBFX	Accuray Inc.	LIBOR + 70 BPS	117,408		8/01/16	11,051	—
DBFX	Golar LNG Ltd.	LIBOR + 75 BPS	914,856		3/07/17	36,844	—
DBFX	Pegatron Corp.	LIBOR + 100 BPS	1,154,720		6/02/17	97,709	—
DBFX	CEZ MH BV	EURIB + 75 BPS	523,353	EUR	8/04/17	344	—
DBFX	ISA Internationale Inc.	LIBOR + 75 BPS	280,839		11/16/17	1,684	—
DBFX	Redwood Trust Inc.	LIBOR + 70 BPS	104,213		4/15/18	1,594	—
DBFX	NetSuite Inc.	LIBOR + 70 BPS	51,606		6/01/18	—	(4,402)
DBFX	Web.com Group Inc.	LIBOR + 70 BPS	300,831		8/15/18	24,216	—

						Annual Report | 71

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Total Return Swap Contracts (continued)

					Expiration	Unrealized Unrealized
Counterparty	Underlying Asset	Financing Rate	Notional Value[a]		Date	Appreciation Depreciation
Fund Receives Total Return on Underlying Asset (continued)
DBFX	Green Plains Inc.	LIBOR + 70 BPS	385,334		10/01/18	$106,241	$—
DBFX	Aegean Marine Petroleum	LIBOR + 70 BPS	101,867		11/01/18	569	—
DBFX	InvenSense Inc.	LIBOR + 70 BPS	56,879		11/01/18	4,964	—
DBFX	American Airlines Group Inc.	LIBOR + 70 BPS	275,357		11/15/18	52,652	—
DBFX	American Residential Properties
	Inc.	LIBOR + 70 BPS	107,774		11/15/18	4,686	—
DBFX	Resource Capital Corp.	LIBOR + 70 BPS	101,412		12/01/18	4,416	—
DBFX	Drillisch AG	EURIB + 75 BPS	930,850	EUR	12/12/18	53,872	—
DBFX	Golden Ocean Group Ltd.	LIBOR + 250 BPS	192,305		1/30/19	—	(393)
DBFX	KB Home	LIBOR + 70 BPS	247,528		2/01/19	—	(2,203)
DBFX	MNV ZRT	EURIB + 75 BPS	2,153,417	EUR	4/02/19	23,841	—
DBFX	Fresenius	EURIB + 75 BPS	840,347	EUR	9/24/19	—	(9,558)
DBFX	Ascent Capital Group Inc.	LIBOR + 70 BPS	94,327		7/15/20	—	(11,298)
DBFX	Cubist Pharmaceuticals Inc.	LIBOR + 70 BPS	112,707		9/01/20	2,323	—
DBFX	Colony Financial Inc.	LIBOR + 70 BPS	107,342		4/15/23	4,623	—
DBFX	Liberty Media Corp.	LIBOR + 70 BPS	194,220		10/15/23	—	(2,278)
MSCO	Intesa Sanpaolo SpA	EONIA + 65 BPS	32,347	EUR	1/28/25	—	—
DBFX	NextEra Energy Inc.	LIBOR + 25 BPS	738,952		1/28/25	13,332	—
MSCO	Impax Laboratories Inc.	LIBOR + 50 BPS	55,106		1/26/15	890	—
MSCO	Pioneer Natural Resources Co.	LIBOR + 50 BPS	33,322		1/26/15	933	—
MSCO	Hologic Inc.	LIBOR + 50 BPS	78,688		1/26/15	9,760	—
MSCO	Foster Wheeler AG	FEDEF + 40 BPS	39,345		2/06/25	—	—
MSCO	Starwood Hotels & Resorts Worldwide
	Inc.	FEDEF + 40 BPS	723,681		2/06/25	58	—
MSCO	Aetna Inc.	LIBOR + 50 BPS	43,752		1/26/15	5,318	—
MSCO	Envestra Limited	RBACR + 55 BPS	248,461	AUD	2/13/25	—	—
MSCO	Hess Corp.	LIBOR + 50 BPS	164,319		1/26/15	20,774	—
MSCO	The WhiteWave Foods Co., A	LIBOR + 50 BPS	41,053		1/26/15	3,240	—
MSCO	QUALCOMM Inc.	LIBOR + 50 BPS	6,790		1/26/15	48	—
MSCO	Schlumberger Ltd.	LIBOR + 50 BPS	28,666		1/26/15	3,261	—
MSCO	Mohawk Industries Inc.	LIBOR + 50 BPS	5,348		1/26/15	78	—
MSCO	Chicago Bridge & Iron Co. NV	LIBOR + 50 BPS	519,047		1/26/15	35,215	—
MSCO	Gilead Sciences Inc.	LIBOR + 50 BPS	75,095		1/26/15	3,482	—
MSCO	Ocwen Financial Corp.	LIBOR + 50 BPS	90,343		1/26/15	4,576	—
DBFX	Meritor Inc.	LIBOR + 70 BPS	139,758		3/01/26	37,603	—
DBFX	Vishay Intertechnology	LIBOR + 70 BPS	116,974		11/15/40	15,706	—
MSCO	Alstom SA	EONIA + 65 BPS	314,940	EUR	12/30/49	—	(105)
MSCO	Bull SA	EONIA + 65 BPS	48,665	EUR	12/30/49	10	—
MSCO	GrainCorp Limited	RBACR + 55 BPS	27,408	AUD	12/30/49	—	—
MSCO	MAN SE, pfd	EONIA + 65 BPS	777,022	EUR	12/30/49	—	—
MSCO	Adobe Systems Inc.	LIBOR + 50 BPS	250,195		1/26/15	15,281	—
MSCO	Air Products & Chemicals Inc.	LIBOR + 50 BPS	227,943		1/26/15	—	(181)
MSCO	Ally Financial Inc.	LIBOR + 50 BPS	36,026		1/26/15	—	(2,393)
MSCO	Autodesk, Inc.	LIBOR + 50 BPS	210,530		1/26/15	4,886	—
DBFX	Bunge Ltd.	LIBOR + 70 BPS	73,917		12/31/49	1,236	—
MSCO	Constellium NV, A	LIBOR + 50 BPS	90,389		1/26/15	—	(2,576)
MSCO	Diamond Foods Inc.	LIBOR + 50 BPS	8,324		1/26/15	142	—
MSCO	Dillard’s Inc., A	LIBOR + 50 BPS	124,632		1/26/15	16,949	—

72 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin K2 Alternative Strategies Funds

Total Return Swap Contracts (continued)

				Expiration	Unrealized Unrealized
Counterparty	Underlying Asset	Financing Rate	Notional Value[a]	Date	Appreciation Depreciation
Fund Receives Total Return on Underlying Asset (continued)
MSCO	Equinix Inc.	LIBOR + 50 BPS	94,259	1/26/15	$1,321	$—
MSCO	HCA Holdings Inc.	LIBOR + 50 BPS	362,151	1/26/15	—	(969)
MSCO	ICON PLC	LIBOR + 50 BPS	70,291	1/26/15	2,775	—
MSCO	InterMune Inc.	LIBOR + 50 BPS	159,571	1/26/15	2,783	—
MSCO	Keurig Green Mountain Inc.	LIBOR + 50 BPS	24,508	1/26/15	—	(1,958)
MSCO	Las Vegas Sands Corp.	LIBOR + 50 BPS	10,353	1/26/15	436	—
MSCO	Microsoft Corp.	LIBOR + 50 BPS	8,607	1/26/15	154	—
MSCO	NorthStar Realty Finance Corp.	LIBOR + 50 BPS	36,003	1/26/15	1,642	—
MSCO	Ophthotech Corp.	LIBOR + 50 BPS	3,292	1/26/15	289	—
MSCO	Rite Aid Corp.	LIBOR + 50 BPS	72,930	1/26/15	17,272	—
MSCO	Tenneco Inc.	LIBOR + 50 BPS	76,509	1/26/15	—	(137)
MSCO	The Williams Cos. Inc.	LIBOR + 50 BPS	247,097	1/26/15	5,892	—
MSCO	US Silica Holdings Inc.	LIBOR + 50 BPS	225,076	1/26/15	11,434	—
Unrealized appreciation (depreciation)					1,573,897	(1,075,384)
Net unrealized appreciation (depreciation)					$498,513
[a]In U.S. dollars unless otherwise indicated.

See Abbreviations on page 99.

Annual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Alternative Strategies Funds

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
May 31, 2014

Franklin K2
Alternative
Strategies Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$331,301,785
Cost - Repurchase agreements	12,675,778
Total cost of investments	$343,977,563
Value - Unaffiliated issuers	$344,479,791
Value - Repurchase agreements	12,675,778
Total value of investments	357,155,569
Cash	53,438,071
Restricted Cash	17,587
Foreign currency, at value (cost $1,288,183)	1,285,432
Receivables:
Investment securities sold	16,023,599
Capital shares sold	2,906,004
Dividends and interest	1,590,174
Due from brokers	87,166,145
Offering costs	88,573
OTC Swaps (premiums paid $219,283)	208,234
Unrealized appreciation on OTC swap contracts	1,592,850
Unrealized appreciation on forward exchange contracts	604,330
Unrealized appreciation on unfunded loan commitments (Note 8)	2,278
Total assets	522,078,846
Liabilities:
Payables:
Investment securities purchased	16,295,766
Capital shares redeemed	41,716
Management fees	522,174
Distribution fees	25,882
Transfer agent fees	5,690
Variation margin	148,212
OTC Swaps (premiums received $62,903)	60,668
Unrealized depreciation on OTC swap contracts	1,110,361
Options written, at value (premiums received $303,652)	202,766
Securities sold short, at value (proceeds $103,603,163)	106,814,379
Due to brokers	581,975
Unrealized depreciation on forward exchange contracts	754,362
Accrued expenses and other liabilities	228,240
Total liabilities	126,792,191
Net assets, at value	$395,286,655
Net assets consist of:
Paid-in capital	$384,942,458
Undistributed net investment income	2,861,747
Net unrealized appreciation (depreciation)	11,465,714
Accumulated net realized gain (loss)	(3,983,264)
Net assets, at value	$395,286,655

74 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2014

Franklin K2
Alternative
Strategies Fund
Class A:
Net assets, at value	$96,889,058
Shares outstanding	9,102,385
Net asset value per share[a]	$10.64
Maximum offering price per share (net assets value per share ÷ 94.25%)	$11.29
Class C:
Net assets, at value	$16,618,101
Shares outstanding	1,567,829
Net asset value and maximum offering price per share[a]	$10.60
Class R:
Net assets, at value	$11,659,937
Shares outstanding	1,097,561
Net asset value and maximum offering price per share	$10.62
Class R6:
Net assets, at value	$215,526,401
Shares outstanding	20,222,906
Net asset value and maximum offering price per share	$10.66
Advisor Class:
Net assets, at value	$54,593,158
Shares outstanding	5,125,716
Net asset value and maximum offering price per share	$10.65

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 75

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statement of Operations
for the period ended May 31, 2014[a]

Franklin K2
Alternative
Strategies Fund
Investment income:
Dividends	$1,495,163
Interest	2,191,270
Total investment income	3,686,433
Expenses:
Management fees (Note 3a)	3,050,018
Distribution fees: (Note 3c)
Class A	37,768
Class C	65,690
Class R	30,242
Transfer agent fees: (Note 3e)
Class A	6,131
Class C	1,479
Class R	1,044
Class R6	91
Advisor Class	5,002
Custodian fees (Note 4)	110,212
Reports to shareholders	41,617
Registration and filing fees	36,796
Professional fees	108,034
Trustees’ fees and expenses	229,190
Organization costs	165,916
Offering costs	152,688
Dividends and interest on securities sold short	524,760
Security borrowing fees	303,767
Other	24,786
Total expenses	4,895,231
Expenses waived/paid by affiliates (Note 3f)	(749,477)
Net expenses	4,145,754
Net investment income (loss)	(459,321)

76 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statement of Operations (continued)
for the period ended May 31, 2014[a]

Franklin K2
Alternative
Strategies Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	$2,894,956
Written options	72,480
Foreign currency transactions	(46,217)
Futures contracts	(894,940)
Securities sold short	(3,406,705)
Swap contracts	256,040
Net realized gain (loss)	(1,124,386)
Net change in unrealized appreciation (depreciation) on:
Investments	10,069,954
Translation of other assets and liabilities denominated in foreign currencies	(151,724)
Futures contracts	1,104,721
Swap contracts	442,763
Net change in unrealized appreciation (depreciation)	11,465,714
Net realized and unrealized gain (loss)	10,341,328
Net increase (decrease) in net assets resulting from operations	$9,882,007

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 77

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative
Strategies Fund
Period Ended
May 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(459,321)
Net realized gain (loss) from investments, written options, foreign currency transactions, futures contracts,
securities sold short and swap contracts	(1,124,386)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and
liabilities denominated in foreign currencies, future contracts and swap contracts	11,465,714
Net increase (decrease) in net assets resulting from operations	9,882,007
Distributions to shareholders from net investment income:
Class A	(138,800)
Class C	(45,687)
Class R	(44,557)
Class R6	(44,777)
Advisor Class	(141,968)
Total distributions to shareholders	(415,789)
Capital share transactions: (Note 2)
Class A	94,320,579
Class C	15,942,860
Class R	11,001,000
Class R6	212,200,195
Advisor Class	52,355,803
Total capital share transactions	385,820,437
Net increase (decrease) in net assets	395,286,655
Net assets:
End of period	$395,286,655
Undistributed net investment income included in net assets:
End of period	$2,861,747

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

78 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds. The Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The financial statement of the remaining fund in the Trust is presented separately. The Fund commenced operations on October 11, 2013, with five classes of shares: Class A, C, R, R6 and Advisor Class. Effective November 18, 2013, the Fund began publicly offering its shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the New York Stock Exchange (NYSE), whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances

Annual Report | 79

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these

80 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Annual Report | 81

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on May 30, 2014.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and

82 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund includes failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

Annual Report | 83

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Consolidated Statement of Operations.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price and credit risk of an underlying instrument. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating rate payment, both based upon a notional amount. The underlying instrument in a total return swap contract can be a stock or bond, a basket of stocks or bonds, a stock index, or credit index. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

84 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

The Fund purchased and wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price and interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At May 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/ or interest and any security borrowing fees are recorded as an expense to the Fund.

h. Investment in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2014, the K2 Subsidiary’s investments, as well as any

Annual Report | 85

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Investment in K2 Holdings Investment Corp. (K2 Subsidiary) (continued)

other assets and liabilities of the K2 Subsidiary, is reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the K2 Subsidiary. All inter-company transactions and balances have been eliminated. At May 31, 2014, the net assets of the K2 Subsidiary were $31,161,889, representing 7.88% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2014, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns).

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded

86 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

k. Security Transactions, Investment Income, Expenses and Distributions (continued)

on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

l. Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis over twelve months.

m. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
	May 31, 2014[a]
	Shares	Amount
Class A Shares:
Shares sold	9,202,567	$95,380,808
Shares issued in reinvestment of distributions	304	3,150
Shares redeemed	(100,486)	(1,063,379)
Net increase (decrease)	9,102,385	$94,320,579
Class C Shares:
Shares sold	1,574,229	$16,010,580
Shares issued in reinvestment of distributions	109	1,130
Shares redeemed	(6,509)	(68,850)
Net increase (decrease)	1,567,829	$15,942,860
Class R Shares:
Shares sold	1,097,561	$11,001,000
Class R6 Shares:
Shares sold	20,233,382	$212,310,195
Shares redeemed	(10,476)	(110,000)
Net increase (decrease)	20,222,906	$212,200,195
Advisor Class Shares:
Shares sold	5,176,524	$52,893,512
Shares issued in reinvestment of distributions	610	6,315
Shares redeemed	(51,418)	(544,024)
Net increase (decrease)	5,125,716	$52,355,803

[a]For the period October 11, 2013 (commencement of operations) to May 31, 2014.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC, Inc. (Investor Services)	Transfer agent

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 2.05% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fee paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Sub-Advisor
Basso Capital Management, L.P.
Chatham Asset Management LLC
Chilton Investment Company, LLC
Graham Capital Management, L.P.
Impala Asset Management LLC
Independence Capital Asset Partners, LLC
Jennison Associates LLC
Lazard Asset Management LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Wellington Management Company, LLP
York Registered Holdings, L.P.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

Under a sub-administrative agreement between FT Services and BNY Mellon Investment Servicing (US) Inc. (BNY Mellon), BNY Mellon provides sub-administrative services to the Fund and K2 Subsidiary. The sub-administrative fee is paid by FT Services based on the average daily net assets of the Fund and K2 Subsidiary, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A

Annual Report | 89

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31, for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$26,392
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended May 31, 2014, the Fund paid transfer agent fees of $13,747, of which $7,307 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements (continued)

distribution fees, acquired fund fees and expenses, and expenses on securities sold short) for each class of the Fund do not exceed 2.15%, and Class R6 does not exceed 2.14% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until at least October 4, 2014.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Fund do not exceed 0.01% until at least October 4, 2014. There were no Class R6 transfer agent fees waived during the period ended May 31, 2014.

g. Other Affiliated Transactions

At May 31, 2014, the shares of the Fund were owned by the following entities:

		Percentage of
		Consolidated
	Shares	Outstanding Shares
Franklin Resources, Inc	9,974,659	26.87%
Franklin Templeton Moderate Allocation Fund	8,611,577	23.20%
Franklin Templeton Conservative Allocation Fund	5,157,034	13.89%
Franklin Templeton Growth Allocation Fund	4,335,456	11.68%
Franklin LifeSmart 2025 Retirement Target Fund	294,487	0.79%
Franklin LifeSmart 2015 Retirement Target Fund	227,281	0.61%
Franklin LifeSmart 2035 Retirement Target Fund	213,783	0.58%
Franklin LifeSmart 2045 Retirement Target Fund	141,730	0.38%
Franklin Templeton Multi-Asset Real Return Fund	114,014	0.31%
Franklin LifeSmart 2020 Retirement Target Fund	14,363	0.04%
Franklin LifeSmart 2030 Retirement Target Fund	7,895	0.02%
Franklin LifeSmart 2050 Retirement Target Fund	4,186	0.01%
Franklin LifeSmart 2040 Retirement Target Fund	3,614	0.01%

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended May 31, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2014, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$161,663
Long term	859,461
Total capital loss carryforwards	$1,021,124

Annual Report | 91

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

5. INCOME TAXES (continued)

The tax character of distributions paid during the period ended May 31, 2014, was as follows:

Distributions paid from ordinary income $415,789

At May 31, 2014, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$347,205,883
Unrealized appreciation	$15,608,823
Unrealized depreciation	(5,659,137)
Net unrealized appreciation (depreciation)	$9,949,686
Distributable earnings - undistributed ordinary income	$3,861,551

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, certain dividends on securities sold short, swaps, commodity-based derivatives, non-deductible expenses, offering costs and futures.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended May 31, 2014, aggregated $672,676,313 and $477,308,366, respectively.

Transactions in options written during the period ended May 31, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Options written	5,231	$808,820
Options expired	(1,142)	(167,422)
Options exercised	(18)	(2,066)
Options closed	(2,269)	(335,680)
Options outstanding at May 31, 2014	1,802	$303,652

See Notes 1(e) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

7. CREDIT RISK AND DEFAULTED SECURITIES (continued)

possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At May 31, 2014, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $322,138, representing 0.08% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

8. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Consolidated Statement of Investments.

At May 31, 2014, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Affinion Group Inc., Tranche B Term Loan, 5.25%, 4/28/18	$9,974
Huntsman International LLC, 2013-2 Additional Term Loan, 3.00%, 10/15/20	40,000
Ortho-Clinical Diagnostics, Inc., Initial Term Loan, 3.75%, 5/07/21	56,000
The Men’s Wearhouse Inc., Term Loan B, 3.50%, 4/15/21	74,108
Time Inc., Term Loan, 3.25%, 4/17/21	35,000
Transdigm Inc., Term Loan, 3.00%, 5/21/21	15,000
US Ecology Inc., Term Loan, 3.00%, 5/20/21	10,421
Visteon Corp., Initial Term Loan, 2.75%, 4/08/21	30,000
$270,503

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations.

Annual Report | 93

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION

At May 31, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Consolidated		Consolidated
Not Accounted for	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
as Hedging Instruments	Liabilities Location	Amount[a]	Liabilities Location	Amount[a]
Commodity contracts	Net assets consist of – net		Net assets consist of – net
	unrealized appreciation		unrealized appreciation
	(depreciation)	$188,217	(depreciation)	$218,840
Credit contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts / Net		swap contracts / Net
	assets consist of – net		assets consist of – net
	unrealized appreciation		unrealized appreciation
	(depreciation)	19,503	(depreciation)	170,060
Equity contracts	Investments, at value /		Options written, at value /
	Unrealized appreciation on		Unrealized depreciation on
	swap contracts / Net		swap contracts / Net
	assets consist of – net		assets consist of – net
	unrealized appreciation		unrealized appreciation
	(depreciation)	2,826,075	(depreciation)	1,435,710
Foreign exchange	Unrealized appreciation on		Unrealized depreciation on
contracts	forward exchange		forward exchange
	contracts	604,330	contracts	754,362
Interest rate contracts	Net assets consist of – net
unrealized appreciation
	(depreciation)	653,010

aIncludes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Consolidated Statement of Investments. Only current day’s variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended May 31, 2014, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

			Change in
		Realized	Unrealized
Derivative Contracts		Gain (Loss)	Appreciation
Not Accounted for	Consolidated Statement of	for the	(Depreciation)
as Hedging Instruments	Operations Locations	Period	for the Period
Credit contracts	Net realized gain (loss) from swap contracts / Net
change in unrealized appreciation (depreciation)
	on swap contracts	$(68,395)	$(150,557)
Equity contracts	Net realized gain (loss) from investments, written
options, futures and swap contracts / Net change
	in unrealized appreciation (depreciation) on
investments, written options, futures and swap
	contracts	(1,142,273)	736,733
Foreign exchange contracts	Net realized gain (loss) from foreign currency
	transactions / Net change in unrealized
appreciation (depreciation) on translation of other
	assets and liabilities denominated in foreign
	currencies	(50,735)	(150,032)
Commodity contracts	Net realized gain (loss) from futures contracts / Net
change in unrealized appreciation (depreciation)
	on futures contracts	(343,415)	(30,623)
Interest rate contracts	Net realized gain (loss) from futures contracts / Net
change in unrealized appreciation (depreciation)
	on investments and futures contracts	264,966	653,010

For the period ended May 31, 2014, the average month end fair value of derivatives represented 1.35% of average month end net assets. The average month end number of open derivative contracts for the period was 1,137.

At May 31, 2014, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented
	in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$604,330	$754,362
Swap Contracts	1,801,084	1,171,029
Total	$2,405,414	$1,925,391

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

Annual Report | 95

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION (continued)

At May 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities, and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Consolidated Statement of Assets & Liabilities

	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Consolidated	Instruments	Instruments	Cash	Net Amount
	Statement of Assets	Available	Collateral	Collateral	(Not less
	& Liabilities	for Offset	Received	Received	than zero)
Counterparty
BNYM	$238,530	$—	$—	$—	$238,530
BRWS	—	—	—	—	—
BZWS	3,916	—	—	—	3,916
CITI	905	(905)	—	—	—
CSFB	21,119	—	—	—	21,119
DBFX	1,043,307	(736,544)	—	—	306,763
JPHQ	—	—	—	—	—
MLCO	2,355	(715)	—	—	1,640
MSCS	757,777	(336,442)	—	—	421,335
MSCO	18,845	—	—	—	18,845
MSCO[d]	318,660	(318,660)	—	—	—
Total	$2,405,414	$(1,393,266)	$—	$—	$1,012,148

At May 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets, and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Consolidated Statement of Assets & Liabilities

	Gross and
	Net Amounts of
	Liabilities Presented	Financial	Financial
	in the Consolidated	Instruments	Instruments	Cash	Net Amount
	Statement of Assets	Available	Collateral	Collateral	(Not less
	& Liabilities	for Offset	Pledged[b,c]	Pledged[b]	than zero)
Counterparty
BNYM	$71,084	$—	$—	$—	$71,084
BRWS	3,236	—	—	—	3,236
BZWS	—	—	—	—	—
CITI	3,704	(905)	—	—	2,799
CSFB	8,660	—	—	—	8,660
DBFX	736,544	(736,544)	—	—	—
JPHQ	94,808	—	—	(94,808)	—
MLCO	715	(715)	—	—	—
MSCS	336,442	(336,442)	—	—	—
MSCO	8,062	—	—	—	8,062
MSCO[d]	662,136	(318,660)	—	(343,476)	—
Total	$1,925,391	$(1,393,266)	$—	$(438,284)	$93,841

b In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c See the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.
d Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(h).

96 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

9. OTHER DERIVATIVE INFORMATION (continued)

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 97

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

10.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Common Stocks and Other Equity
Interests[a]	$197,271,711	$—	$	—[b]	$197,271,711
Exchange Traded Funds	375,691	—		—	375,691
Convertible Preferred Stocks	5,953,368	4,308,332		—	10,261,700
Preferred Stocks	2,630,806	106,417		—	2,737,223
Convertible Bonds	—	45,866,226		—	45,866,226
Convertible Notes in Reorganization	—	22,500		—	22,500
Corporate Bonds, Notes and Senior Floating
Interests	—	49,062,463		—	49,062,463
Corporate Notes in Reorganization	—	243,950		—	243,950
Foreign Government and Agency Securities	—	2,091,776		—	2,091,776
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	—	4,952,631		—	4,952,631
Municipal Bonds	—	390,248		—	390,248
Municipal Bonds in Reorganization	—	55,688		—	55,688
Options Purchased	517,477	—		—	517,477
Short Term Investments	30,630,507	12,675,778		—	43,306,285
Total Investments in Securities	$237,379,560	$119,776,009		$—	$357,155,569
Other Financial Instruments
Futures Contracts	$1,575,928	$—		$—	$1,575,928
Forward Exchange Contracts	—	604,330		—	604,330
Swaps Contracts	—	1,593,400		—	1,593,400
Unfunded Loan Commitments	—	2,278		—	2,278
Total Other Financial Instruments	$1,575,928	$2,200,008		$—	$3,775,936

Liabilities:
Other Financial Instruments
Options Written	$202,766	$—		$—	$202,766
Securities Sold Short[a]	105,490,416	1,323,963		—	106,814,379
Futures Contracts	471,207	—		—	471,207
Forward Exchange Contracts	—	754,362		—	754,362
Swaps Contracts	—	1,150,637		—	1,150,637
Total Other Financial Instruments	$106,164,389	$3,228,962		$—	$109,393,351

aFor detailed categories, see the accompanying Consolidated Statement of Investments.
bIncludes securities determined to have no value at May 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial investments at the end of the period.

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Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin K2 Alternative Strategies Fund

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its consolidated financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this position.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty/Exchange		Currency		Selected Portfolio

BNYM	- The Bank of New York	AUD	- Australian Dollar	ABS	- Asset Backed Security
	Mellon	CAD	- Canadian Dollar	ADR	- American Depositary
BRWS - Barclays Capital, Inc.		EUR	- Euro		Receipt
BZWS	- Barclays Bank PLC	GBp	- British Pence	ARM	- Adjustable Rate Mortgage
CITI	- Citigroup, Inc.	GBP	- British Pound	CMO	- Collateralized Mortgage
CME	- Chicago Mercantile	HKD - Hong Kong Dollar			Obligation
	Exchange			ETF	- Exchange Traded Fund
		JPY	- Japanese Yen
CSFB	- Credit Suisse First Boston			FDIC	- Federal Deposit Insurance
MXN - Mexican Peso
DBFX	- Deutsche Bank AG				Corporation
		SEK	- Swedish Krona
ICE	- Intercontinental Exchange,			FRN	- Floating Rate Note
	Inc.			IO	- Interest Only
JPHQ	- JP Morgan Chase & Co.			PIK	- Payment In-Kind
MLCO	- Merrill Lynch & Co., Inc.			REIT	- Real Estate Investment
MSCO	- Morgan Stanley & Co., Inc.				Trust
MSCS	- Morgan Stanley Capital			SPDR	- Standard & Poor’s
	Services				Depository Receipts

Annual Report | 99

Franklin Alternative Strategies Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of Franklin K2 Alternative Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of Franklin K2 Alternative Strategies Fund (the “Fund”), as of May 31, 2014, and the related consolidated statement of operations for the period then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated therein. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Franklin K2 Alternative Strategies Fund at May 31, 2014, the consolidated results of its operations for the period then ended, the consolidated changes in its net assets and the consolidated financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 23, 2014

100 | Annual Report

Franklin Alternative Strategies Funds

Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue (Code), the Fund hereby reports 12.81% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2014.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $936,565 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2014.

Under Section 871(k)(1)(C) of the Code, the Fund hereby reports the maximum amount allowable but no less than $43,664 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2014.

Distributions, including qualified dividend income, paid during calendar year 2014 will be reported to shareholders on Form 1099-DIV by mid-February 2015. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Annual Report | 101

Franklin Alternative Strategies Funds

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and numbers of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958)	Trustee	Since 2011	36	Navient Corporation (loan
c/o Franklin Mutual Advisers, LLC				management, servicing and asset
101 John F. Kennedy Parkway				recovery) (May 2014), Ares Capital
Short Hills, NJ 07078-2789				Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (distributor of
natural, organic and specialty foods)
(2013-present), Allied Capital
Corporation (financial services) (2003-
2010) and SLM Corporation (Sallie
Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929)	Trustee	Since 2011	17	Franklin Templeton Emerging Markets
c/o Franklin Mutual Advisers, LLC				Debt Opportunities Fund PLC and
101 John F. Kennedy Parkway				Fiduciary International Ireland Limited.
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman, Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute and Chairman, ICI Public Information Committee.

102 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Keith E. Mitchell (1954)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm); director of various boards of asset management firms; and formerly, Managing Director, Putman Lovell NBF.

Charles Rubens II (1930)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.

Jan Hopkins Trachtman (1947)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight and Editor, CBS Network News.

Robert E. Wade (1946)	Trustee and	Trustee and	43	El Oro Ltd (investments).
c/o Franklin Mutual Advisers, LLC	Chairman of	Chairman of the
101 John F. Kennedy Parkway	the Board	Board since
Short Hills, NJ 07078-2789		2011
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2011	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/ or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Annual Report | 103

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Peter A. Langerman (1955)	Trustee	Since 2011	10	American International Group, Inc.
c/o Franklin Mutual Advisers, LLC				(AIG) Credit Facility Trust (2010-
101 John F. Kennedy Parkway				2011	).
Short Hills, NJ 07078-2702

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Chief Executive Officer and President, Franklin Mutual Advisers, LLC; officer and/or director, as the case may be, of four of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Secretary and	Secretary and	Not Applicable	Not Applicable
One Franklin Parkway	Vice	Vice President
San Mateo, CA 94403-1906	President	since 2011

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	President –
St. Petersburg, FL 33716-1205	AML
Compliance

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

104 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Robert G. Kubilis (1973)	Treasurer,	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief
Fort Lauderdale, FL 33301-1923	Financial
Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Assistant Treasurer, Fund Accounting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin Templeton Investments.

Thomas A. Nelson (1969)	Vice	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue	President
New York, NY 10020

Principal Occupation During at Least the Past 5 Years:

Portfolio Manager, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and formerly, Manager of Americas market specialist sales team, Bloomberg LP (1991-2007).

Kimberly H. Novotny (1972)	Vice	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Annual Report | 105

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Lori A. Weber (1964)	Vice	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

William Y. Yun (1959)	President and	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue	Chief
New York, NY 10020	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; Executive Vice President – Alternative Strategies, Franklin Resources, Inc.; Chief Executive Officer, Franklin Alternative Strategies Advisers, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC, the Fund’s investment manager.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Fund’s Board has determined that certain of the members of the Audit Committee, including Ann Torre Bates, are audit committee financial experts, and “independent,” under those provisions of the Sarbanes-Oxley Act of 2002, and the rules and form amendments adopted by the Securities and Exchange Commission, relating to audit committee financial experts.

The Statement of Information (SAI) include additional information about board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

106 | Annual Report

Franklin Alternative Strategies Funds

Shareholder Information

Franklin K2 Alternative Strategies Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 107

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FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin K2 Alternative Strategies Fund

Investment Manager
K2/D&S Management Co., L.L.C.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2014 Franklin Templeton Investments. All rights reserved.

068 A 07/14

MAY 31, 2014

ANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin
Alternative Strategies Funds

Sign up for electronic delivery
at franklintempleton.com/edelivery

ALTERNATIVE

Franklin Pelagos Commodities Strategy Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Annual Report		Consolidated Financial		Report of Independent
				Highlights and Consolidated		Registered Public
		Franklin Pelagos		Statement of Investments	15	Accounting Firm	41
		Commodities Strategy Fund	3
				Consolidated Financial		Board Members and Officers	42
		Performance Summary	9	Statements	22
						Shareholder Information	47
		Your Fund’s Expenses	13	Notes to Consolidated Financial
				Statements	26

| 1

Annual Report

Franklin Pelagos Commodities Strategy Fund

Your Fund’s Goal and Main Investments: Franklin Pelagos Commodities Strategy Fund seeks long-term total return. The Fund invests mainly in commodity-linked derivative instruments and securities of the U.S. government, its agencies and instrumentalities and other fixed income securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

This annual report for Franklin Pelagos Commodities Strategy Fund covers the fiscal year ended May 31, 2014.

Performance Overview

Franklin Pelagos Commodities Strategy Fund – Advisor Class delivered a +1.59% cumulative total return for the 12 months under review. In comparison, its benchmark, the Dow Jones-UBS Commodity Index Total ReturnSM, which measures performance of fully collateralized positions of 22 underlying commodity futures, posted a +2.50% total return for the same period.1, 2

Economic and Market Overview

During the 12-month period ended May 31, 2014, and especially in the second half of 2013, the U.S. economy continued to show signs of recovery helped by consumer and business spending and rising inventories. Despite abnormally cold weather that led to a contraction in economic activity in the first quarter of 2014, economic indicators were still broadly supportive of recovery at period-end. Manufacturing activity expanded during the period under review, despite a slowdown in early 2014. Retail sales for the period followed no clear trend, but they experienced a sharp rebound in March 2014 from prior months, aided by improved weather. Home sales declined as a result of rising mortgage rates and lower inventories as well as the impact of extreme weather in early 2014, but home prices rose in comparison with year-ago figures. The unemployment rate declined to 6.3% in May 2014 from 7.5% in May 2013.3 Although inflation picked up slightly toward the end of the period, it still remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 20.

Annual Report | 3

What is a swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

What is a futures contract?

A futures contract, also called a “future,” is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government through September 2014. Congress then approved suspension of the debt ceiling until March 2015. Despite speculation that it would start tapering its quantitative easing, the Fed maintained its monthly bond purchases at $85 billion through December 2013, gradually reducing them beginning in January, based on continued positive economic and employment data. Although economic data in early 2014 were soft in part because of severe winter weather, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact while adopting a more qualitative approach to rate-hike guidance. However, the Fed remained committed to keeping interest rates low for a considerable time even after the asset-purchase program ends, depending on inflation and unemployment trends.

Investors’ confidence grew as corporate profits rose and generally favorable economic data indicated continued recovery despite brief sell-offs when markets reacted to the Fed’s statements, U.S. budget disputes, political instability in certain emerging markets and China’s slowing economy. U.S. stocks generated strong returns for the 12 months under review as the Standard & Poor’s 500 Index and Dow Jones Industrial Average reached all-time highs.1, 4

Investment Strategy

We utilize an actively managed fundamental and quantitative investment process to provide exposure to the commodities markets by investing in commodity-linked derivative instruments including commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodity index futures, which may provide exposure to foreign and emerging markets. By investing in these derivative instruments, we seek to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

4 | Annual Report

Manager’s Discussion

During its fiscal year, the Fund obtained its commodities exposure through swaps on commodities indexes, and through commodities futures and options on commodity futures. These exposures were supported with U.S. Treasury bills and other fixed income securities.

During the period under review, overall energy positioning provided a strong contribution to absolute return. Another positive sector was livestock, including live cattle and lean hogs that rallied as demand increased in China amid limited supplies. Agricultural holdings also contributed to returns, particularly soybean meal that benefited from increased demand for livestock feed in China, as well as coffee. Precious metals positioning was a particularly large detractor from returns, followed by industrial metals such as copper, which suffered from deteriorating Chinese demand, and aluminum. The Fund lagged its benchmark partly because of positioning in natural gas, gold, nickel and copper.

Within the energy sector, crude oil was a major contributor to absolute returns as U.S. refinery utilization rates were high and pipeline infrastructure opened up. Natural gas prices were supported through the winter months by two bouts of extreme cold that depleted gas in storage and impacted production. The Fund’s relative performance lagged resulting from underweighting of natural gas positioning during periods of intense cold. However, crude oil positioning aided Fund performance over the period and mitigated some of the negative effect of natural gas positioning.

In the precious metals sector, gold was a notable detractor from returns as investors liquidated total known exchange-traded holdings of gold by approximately one-fifth over the period and concerns over central bank liquidity came to the forefront. The price of gold rebounded in the first calendar quarter of 2014 after its first yearly decline in over a decade. The Fund’s positioning in the precious metals sector during the start of 2014 did not capture the entirety of the price rebound. The negative overall effect from precious metals was a result of losses in gold, silver and platinum, although positioning in palladium provided positive returns.

Portfolio Breakdown*
5/31/14
% of Total
Net Assets*
U.S. Treasury Bills	52.8%
Federal Farm Credit Bank	26.3%
U.S. Treasury Notes	16.0%
Institutional Fiduciary Trust
Money Market Portfolio	2.0%
Federal Home Loan Bank	1.5%
Other Assets, less Liabilities**	1.4%

*Portfolio Breakdown figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Includes unrealized appreciation/depreciation on open futures and swap contracts, as well as other assets and liabilities. See supplementary commodity exposure tables on page 6 for additional information related to the Fund’s economic exposure to commodities.

Annual Report | 5

Fund Exposure to Commodities

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in commodity-linked total return swap contracts. At 5/31/14, the Fund’s exposure based on notional value represented 79.9% of consolidated net assets.

Commodity Exposure Derived Through Commodity-Linked Total Return Swap Contracts**

Agriculture	26.0%	Energy	25.1%	Industrial Metals	12.8%	Precious Metals	11.6%	Livestock	4.4%
Corn	5.9%	Natural Gas	7.5%	Copper	5.2%	Gold	8.7%	Live Cattle	2.4%
Soybeans	5.0%	WTI Crude Oil	7.0%	Aluminum	3.6%	Silver	2.9%	Lean Hogs	2.0%
Sugar	3.2%	Brent Crude Oil	4.9%	Nickel	2.2%
Coffee	2.6%	Unleaded Gasoline	3.0%	Zinc	1.8%
Wheat	2.6%	Heating Oil	2.7%
Soybean Meal	2.4%
Soybean Oil	2.1%
Cotton	1.2%
Kansas Wheat	1.0%

**The Fund’s exposure was calculated using the commodity sector weightings of the Dow Jones-UBS Commodity Index multiplied by the Fund’s percentage notional exposure.

The following table summarizes the Fund’s economic exposure to commodities derived through its investment in futures contracts. At 5/31/14, the Fund’s exposure based on notional value represented 19.5% of consolidated net assets.

Commodity Futures Exposure
5/31/14	% of Total Net Assets
Long
Sugar #11	4.7%
Brent Crude Oil	3.8%
Copper	3.7%
Aluminum	2.1%
NY Harbor Ultra-Low Sulfur Diesel	1.6%
Soybean Meal	1.6%
Live Cattle	1.1%
Natural Gas	0.9%

6 | Annual Report

Thank you for your participation in Franklin Pelagos Commodities Strategy Fund. We look forward to continuing to serve your investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. The Dow Jones-UBS Commodity IndicesSM are a joint product of DJI Opco, LLC, a subsidiary of S&P Dow Jones
Indices LLC, and UBS Securities LLC (“UBS”) and have been licensed for use to S&P Opco, LLC and Franklin Templeton
Companies, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, Dow Jones® and DJ are
registered trademarks of Dow Jones Trademark Holdings LLC, and “UBS” is a registered trademark of UBS AG. All con-
tent of the Dow Jones-UBS Commodity IndicesSM © S&P Dow Jones Indices LLC and UBS and their respective affiliates
2014. Reproduction of Dow Jones-UBS Commodity IndicesSM in any form is prohibited except with the prior written per-
mission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of Dow Jones-UBS Commodity
IndicesSM.
3. Source: Bureau of Labor Statistics.
4. S&P Dow Jones Indices. Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P
Dow Jones Indices in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omis-
sions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND
ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or conse-
quential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P Dow Jones Indices.

8 | Annual Report

Performance Summary as of 5/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class	5/31/14	1/10/14		Change
A (n/a)	$9.44	$8.88	+$	0.56
C (n/a)	$9.41	$8.88	+$	0.53
R (n/a)	$9.44	$8.88	+$	0.56
R6 (FPELX)	$9.46	$8.88	+$	0.58
		5/31/13
Advisor (n/a)	$9.58	$9.43	+$	0.15

Annual Report | 9

Performance Summary (continued)

Performance as of 5/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

					Value of		Average Annual
		Cumulative		Average Annual	$10,000		Total Return	Total Annual Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	Investment[4]		(6/30/14)[5]	(with waiver)	(without waiver)
A								1.26%	1.80%
Since Inception (1/10/14)	+	6.31%	+	0.21%	$10,021	+	0.96%
C								1.96%	2.50%
Since Inception (1/10/14)	+	5.97%	+	4.97%	$10,497	+	5.64%
R								1.46%	2.00%
Since Inception (1/10/14)	+	6.31%	+	6.31%	$10,631	+	6.98%
R6								0.88%	1.42%
Since Inception (1/10/14)	+	6.53%	+	6.53%	$10,653	+	7.21%
Advisor Class								0.96%	1.50%
1-Year	+	1.59%	+	1.59%	$10,159	+	7.82%
Since Inception (12/7/11)		-4.20%		-1.71%	$9,580		-1.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. Fund investment results reflect an expense reduction, without which the total return would have been lower. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 11

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Investing in physical commodities, either directly or through complex instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodities and commodities index futures, presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships; weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. Derivatives involve costs and can create leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Advisor Class:	Shares are available to certain eligible investors as described in the prospectus. Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver related to a subsidiary. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Since Class A, C, R and R6 shares have existed for less than one year, performance shown is not annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2014 Morningstar. The Dow Jones-UBS Commodity Index Total Return is a broadly diversified index designed to allow investors to track commodity futures through a single, simple measure. The index reflects the return on fully collateralized positions in the underlying futures contracts on physical commodities, which are reweighted and rebalanced annually on a price-percentage basis.

8. The Dow Jones-UBS Commodity IndicesSM are a joint product of DJI Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC, and UBS Securities LLC (“UBS”) and have been licensed for use to S&P Opco, LLC and Franklin Templeton Companies, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC, Dow Jones® and DJ are registered trademarks of Dow Jones Trademark Holdings LLC, and “UBS” is a registered trademark of UBS AG. All content of the Dow Jones-UBS Commodity IndicesSM © S&P Dow Jones Indices LLC and UBS and their respective affiliates 2014. Reproduction of Dow Jones-UBS Commodity IndicesSM in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of Dow Jones-UBS Commodity IndicesSM.

12 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the periods indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if any. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 12/1/13	Value 5/31/14	Period* 12/1/13–5/31/14
A
Actual (1/10/14)	$1,000	$1,063.10	$4.98
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.29
C
Actual (1/10/14)	$1,000	$1,059.70	$7.76
Hypothetical (5% return before expenses)	$1,000	$1,015.21	$9.80
R
Actual (1/10/14)	$1,000	$1,063.10	$5.78
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.29
R6
Actual (1/10/14)	$1,000	$1,065.30	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,020.64	$4.33
Advisor
Actual	$1,000	$1,070.40	$5.06
Hypothetical (5% return before expenses)	$1,000	$1,020.04	$4.94

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%; R: 1.45%; R6: 0.86% and Advisor: 0.98%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period for Advisor Class actual expenses and hypothetical expenses for all share classes. The multiplier is 141/365 for Classes A, C, R and R6 actual expenses to reflect the number of days since inception. Effective 1/10/14, the expense waiver for Advisor Class changed and the new annualized net expense ratio excluding expenses of the fund investments was 0.95%. Had such expense waiver been in effect for the full period, the Advisor Class expenses paid during the period would have been $4.90 (Actual) and $4.78 (Hypothetical).

14 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights

Franklin Pelagos Commodities Strategy Fund
Period Ended
May 31,
Class A	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.08)
Net realized and unrealized gains (losses)	0.64
Total from investment operations	0.56
Net asset value, end of period	$9.44

Total return[d]	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	3.38%
Expenses net of waiver, payments by affiliates and expense reduction	1.25%[f]
Net investment income (loss)	(0.94)%

Supplemental data
Net assets, end of period (000’s)	$601
Portfolio turnover rate	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 15

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin Pelagos Commodities Strategy Fund
Period Ended
May 31,
Class C	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.09)
Net realized and unrealized gains (losses)	0.62
Total from investment operations	0.53
Net asset value, end of period	$9.41

Total return[d]	5.97%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	4.08%
Expenses net of waiver, payments by affiliates and expense reduction	1.95%[f]
Net investment income (loss)	(1.64)%

Supplemental data
Net assets, end of period (000’s)	$60
Portfolio turnover rate	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin Pelagos Commodities Strategy Fund
Period Ended
May 31,
Class R	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.06)
Net realized and unrealized gains (losses)	0.62
Total from investment operations	0.56
Net asset value, end of period	$9.44

Total return[d]	6.31%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	3.58%
Expenses net of waiver, payments by affiliates and expense reduction	1.45%[f]
Net investment income (loss)	(1.14)%

Supplemental data
Net assets, end of period (000’s)	$5
Portfolio turnover rate	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 17

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin Pelagos Commodities Strategy Fund
Period Ended
May 31,
Class R6	2014 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.88
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)
Net realized and unrealized gains (losses)	0.61
Total from investment operations	0.58
Net asset value, end of period	$9.46

Total return[d]	6.53%

Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction	1.58%
Expenses net of waiver, payments by affiliates and expense reduction	0.86%[f]
Net investment income (loss)	(0.55)%

Supplemental data
Net assets, end of period (000’s)	$67,732
Portfolio turnover rate	34.28%

aFor the period January 10, 2014 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Highlights (continued)

Franklin Pelagos Commodities Strategy Fund
		Year Ended May 31,
Advisor Class	2014	2013	2012 [a]
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.43	$9.15	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	(0.08)	(0.05)
Net realized and unrealized gains (losses)	0.20	0.36	(0.80)
Total from investment operations	0.15	0.28	(0.85)
Less distributions from net investment income	—	(—)[d]	—
Net asset value, end of year	$9.58	$9.43	$9.15

Total return[e]	1.59%	3.06%	(8.50)%

Ratios to average net assets[f]
Expenses before waiver, payments by affiliates and expense reduction	1.88%	1.14%	5.08%
Expenses net of waiver, payments by affiliates and expense reduction	1.04%[g]	1.10%	1.10%
Net investment income (loss)	(0.70)%	(0.76)%	(1.07)%

Supplemental data
Net assets, end of year (000’s)	$126	$107,853	$14,374
Portfolio turnover rate	34.28%	21.47%	—%[h]

aFor the period December 7, 2011 (commencement of operations) to May 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hFor the period there were no purchases or sales of investments (other than short term securities).

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 19

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014

Franklin Pelagos Commodities Strategy Fund	Principal Amount	Value
U.S. Government and Agency Securities 42.3%
FFCB, 0.68%, 9/26/16	$18,000,000	$18,000,522
U.S. Treasury Notes, 0.25%, 2/29/16	11,000,000	10,994,841
Total U.S. Government and Agency Securities (Cost $28,986,147)		28,995,363
Short Term Investments 56.3%
U.S. Government and Agency Securities 54.3%
[a,b] FHLB, 6/02/14	1,000,000	1,000,000
[a,b] U.S. Treasury Bills,
[c] 7/24/14	34,200,000	34,178,185
10/16/14	2,000,000	1,999,716
Total U.S. Government and Agency Securities (Cost $37,193,511)		37,177,901

	Shares
Money Market Funds (Cost $1,371,208) 2.0%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	1,371,208	1,371,208
Total Investments (Cost $67,550,866) 98.6%		67,544,472
[f]Other Assets, less Liabilities 1.4%		979,968
Net Assets 100.0%		$68,524,440

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).
bThe security is traded on a discount basis with no stated coupon rate.
cSecurity or a portion of the security has been pledged as collateral for open futures and swap contracts. At May 31, 2014, the value of this security and/or cash pledged as collateral was $2,114,928, representing 3.09% of net assets.
dNon-income producing.
eSee Note 3(f) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fIncludes unrealized appreciation/depreciation on open commodity futures and swap contracts, as well as other assets and liabilities.

20 | Annual Report

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, May 31, 2014 (continued)

Franklin Pelagos Commodities Strategy Fund
At May 31, 2014, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts[a]
			Number of	Notional	Expiration Unrealized		Unrealized
Description		Type	Contracts	Value	Date	Appreciation Depreciation
Commodity Contracts
Aluminum		Long	31	$1,430,650	9/15/14	$—	$(4,154)
Brent Crude Oil		Long	24	2,608,320	7/16/14	—	(17,390)
Copper		Long	33	2,570,288	9/26/14	—	(17,627)
Live Cattle		Long	13	720,720	8/29/14	—	(2,475)
Natural Gas		Long	14	632,520	10/29/14	—	(4,844)
NY Harbor Ultra-Low Sulfur Diesel		Long	9	1,096,049	8/29/14	—	(14,317)
Soybean Meal		Long	27	1,089,720	12/12/14	—	(3,235)
Sugar #11		Long	157	3,198,530	9/30/14	—	(11,262)
Total				$13,346,797		—	(75,304)
Net unrealized appreciation (depreciation)							$(75,304)

At May 31, 2014, the Fund had the following commodity-linked total return swap contracts outstanding.
See Note 1(b).

Commodity-Linked Total Return Swap Contracts[a]
					Expiration	Unrealized	Unrealized
Counterparty	Fund Receives		Fund Pays	Notional Value	Date	Appreciation Depreciation
MSCS	Return of the Dow Jones–UBS Commodity Index		0.15%	$54,728,032	6/27/14	$—	$(371,968)
Net unrealized appreciation (depreciation)							$(371,968)

[a]A portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 1(c).

See Abbreviations on page 40.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 21

Franklin Alternative Strategies Funds

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
May 31, 2014Templeton

Franklin Pelagos
Commodities
Strategy Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$66,179,658
Cost - Sweep Money Fund (Note 3f)	1,371,208
Total cost of investments	$67,550,866
Value - Unaffiliated issuers	$66,173,264
Value - Sweep Money Fund (Note 3f)	1,371,208
Total value of investments	67,544,472
Cash	1,737,331
Receivables:
Capital shares sold	53
Interest	28,635
Affiliates	3,045
Offering costs	168,415
Other assets	32
Total assets	69,481,983
Liabilities:
Payables:
Distribution fees	186
Transfer agent fees	963
Variation margin	62,982
Due to brokers	472,843
Unrealized depreciation on OTC swap contracts	371,968
Accrued expenses and other liabilities	48,601
Total liabilities	957,543
Net assets, at value	$68,524,440
Net assets consist of:
Paid-in capital	$69,842,952
Accumulated net investment loss	(669,898)
Net unrealized appreciation (depreciation)	(453,666)
Accumulated net realized gain (loss)	(194,948)
Net assets, at value	$68,524,440

22 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2014Templeton

Franklin Pelagos
Commodities
Strategy Fund
Class A:
Net assets, at value	$600,620
Shares outstanding	63,600
Net asset value per share[a]	$9.44
Maximum offering price per share (net asset value per share ÷ 94.25%)	$10.02
Class C:
Net assets, at value	$60,424
Shares outstanding	6,421
Net asset value and maximum offering price per share[a]	$9.41
Class R:
Net assets, at value	$5,315
Shares outstanding	563
Net asset value and maximum offering price per share	$9.44
Class R6:
Net assets, at value	$67,731,964
Shares outstanding	7,162,685
Net asset value and maximum offering price per share	$9.46
Advisor Class:
Net assets, at value	$126,117
Shares outstanding	13,163
Net asset value and maximum offering price per share	$9.58

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 23

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statement of Operations
for the year ended May 31, 2014

Franklin Pelagos
Commodities
Strategy Fund
Investment income:
Interest	$315,518
Expenses:
Management fees (Note 3a)	716,309
Administrative fees (Note 3b)	52,807
Distribution fees: (Note 3c)
Class A	294
Class C	142
Class R	10
Transfer agent fees: (Note 3e)
Class A	1,425
Class C	209
Class R	30
Class R6	51
Advisor Class	534
Custodian fees (Note 4)	351
Reports to shareholders	8,307
Registration and filing fees	6,711
Professional fees	56,327
Trustees’ fees and expenses	179,656
Amortization of offering costs	106,011
Other	2,888
Total expenses	1,132,062
Expense reductions (Note 4)	(193)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(208,810)
Net expenses	923,059
Net investment income (loss)	(607,541)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(148,081)
Written options	121,199
Futures contracts	723,953
Swap contracts	(2,594,026)
Net realized gain (loss)	(1,896,955)
Net change in unrealized appreciation (depreciation) on:
Investments	56,093
Futures contracts	(15,925)
Swap contracts	772,033
Net change in unrealized appreciation (depreciation)	812,201
Net realized and unrealized gain (loss)	(1,084,754)
Net increase (decrease) in net assets resulting from operations	$(1,692,295)

24 | The accompanying notes are an integral part of these consolidated financial statements. | Annual Report

Franklin Alternative Strategies Funds

Consolidated Financial Statements (continued)

Consolidated Statements of Changes in Net Assets

	Franklin Pelagos Commodities
	Strategy Fund
	Year Ended May 31,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(607,541)	$(644,484)
Net realized gain (loss) from investments, written options, futures and swap contracts	(1,896,955)	(9,213,046)
Net change in unrealized appreciation (depreciation) on investments, futures and swap
contracts	812,201	(1,093,090)
Net increase (decrease) in net assets resulting from operations	(1,692,295)	(10,950,620)
Distributions to shareholders from:
Net investment income	—	(238)
Capital share transactions: (Note 2)
Class A	603,708	—
Class C	60,381	—
Class R	5,000	—
Class R6	63,196,459	—
Advisor Class	(101,501,673)	104,429,638
Total capital share transactions	(37,636,125)	104,429,638
Net increase (decrease) in net assets	(39,328,420)	93,478,780
Net assets:
Beginning of year	107,852,860	14,374,080
End of year	$68,524,440	$107,852,860
Accumulated net investment loss included in net assets:
End of year	$(669,898)	$(373,895)

Annual Report | The accompanying notes are an integral part of these consolidated financial statements. | 25

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds. The Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust is presented separately.

Effective January 10, 2014, the Fund began offering four new classes of shares: Class A, C, R and R6. The privately offered shares of the Fund were redesignated Advisor Class shares upon the public offering of the Fund. Prior to the effective date, the Fund’s shares were not registered under the 1933 Act. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

26 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit

Annual Report | 27

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Derivative Financial Instruments (continued)

risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At May 31, 2014, the Fund had OTC derivatives in a net liability position of $371,968 and the aggregate value of collateral pledged for such contracts was $450,000.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Consolidated Statement of Assets and Liabilities.

28 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Derivative Financial Instruments (continued)

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. A commodity-linked total return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 7 regarding investment transactions and other derivative information, respectively.

c. Investments in FPC Holdings Corp. (FP Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2014, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and the FP Subsidiary. All intercompany transactions and balances have been eliminated. At May 31, 2014, the net assets of the FP Subsidiary were $15,517,156, representing 22.64% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

Annual Report | 29

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s consolidated financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

30 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

			Year Ended May 31,
		2014			2013
	Shares		Amount	Shares		Amount
Class A Shares[a]:
Shares sold	75,514		$718,445
Shares redeemed	(11,914)		(114,737)
Net increase (decrease)	63,600		$603,708
Class C Shares[a]:
Shares sold	8,075		$76,224
Shares redeemed	(1,654)		(15,843)
Net increase (decrease)	6,421		$60,381
Class R Shares[a]:
Shares sold	564		$5,009
Shares redeemed	(1)		(9)
Net increase (decrease)	563		$5,000
Class R6 Shares[a]:
Shares sold[b]	11,748,644	$104,424,968
Shares redeemed	(4,585,959)		(41,228,509)
Net increase (decrease)	7,162,685		$63,196,459

Annual Report | 31

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

		Year Ended May 31,
		2014		2013
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	2,392,658	$21,918,861	10,421,243	$110,235,400
Shares issued in reinvestment of
distributions	—	—	24	238
Shares redeemed[b]	(13,817,865)	(123,420,534)	(553,968)	(5,806,000)
Net increase (decrease)	(11,425,207)	$(101,501,673)	9,867,299	$104,429,638

[a]For the period January 10, 2014 (commencement of operations) to May 31, 2014.
[b]Effective January 10, 2014, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Alternative Strategies Advisers, LLC (FASA)
(formerly Pelagos Capital Management, LLC)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Effective June 13, 2013, Franklin Templeton Institutional LLC, an indirect subsidiary of Franklin Resources, Inc., acquired 100% ownership position of FASA.

Effective September 1, 2013, FASA became the Fund’s investment manager and no longer provided subadvisory services to the Fund and FP Subsidiary. Prior to that date, Advisers served as the Fund’s investment manager and FASA served as the Fund’s sub-adviser. The Fund and FP Subsidiary pay an investment management fee to FASA of 0.85% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund are reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

Effective September 1, 2013, the Fund and FP Subsidiary combined their investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

32 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Prior to September 1, 2013, the Fund and FP Subsidiary paid investment management fees to Advisers of 0.65% per year of the average daily net assets of the Fund and FP Subsidiary. Management fees paid by the Fund were reduced on assets invested in the FP Subsidiary, in an amount not to exceed the management fees paid by the FP Subsidiary.

b. Administrative Fees

Effective September 1, 2013, under an agreement with FASA, FT Services provides administrative services to the Fund and FP Subsidiary. The fee is paid by FASA based on the Fund and FP Subsidiary average daily net assets, and is not an additional expense of the Fund or FP Subsidiary.

Prior to September 1, 2013, the Fund and FP Subsidiary paid administrative fees to FT Services of 0.20% per year of the average daily net assets of the Fund and FP Subsidiary. Administrative fees paid by the Fund and FP Subsidiary were reduced on assets invested in FP Subsidiary, in an amount not to exceed the administrative fees paid by FP Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to

Annual Report | 33

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,178
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2014, the Fund paid transfer agent fees of $2,249, of which $597 was retained by Investor Services.

f. Investment in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund as noted on the Consolidated Statement of Operations. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

FASA has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.95%, and Class R6 does not exceed 0.86% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014. Prior to the combining of the investment management and administrative agreements, the Fund had a contractual fee agreement with FT Services, which was eliminated effective September 1, 2013.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no Class R6 transfer agent fees waived during the year ended May 31, 2014.

34 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
h.	Other Affiliated Transactions

At May 31, 2014, the shares of the Fund were owned by the following entities:

		% of Consolidated
	Shares	Outstanding Shares
Franklin Templeton Moderate Allocation Fund	3,091,053	42.66%
Franklin Templeton Conservative Allocation Fund	1,849,064	25.52%
Franklin Templeton Growth Allocation Fund	1,545,623	21.33%
Franklin Templeton Multi-Asset Real Return Fund	350,073	4.83%
Franklin LifeSmart 2025 Retirement Target Fund	106,500	1.47%
Franklin LifeSmart 2015 Retirement Target Fund	82,238	1.13%
Franklin LifeSmart 2035 Retirement Target Fund	74,114	1.02%
Franklin LifeSmart 2045 Retirement Target Fund	50,175	0.69%
Franklin LifeSmart 2020 Retirement Target Fund	6,149	0.08%
Franklin LifeSmart 2030 Retirement Target Fund	3,720	0.05%
Franklin LifeSmart 2050 Retirement Target Fund	1,828	0.03%
Franklin LifeSmart 2040 Retirement Target Fund	1,585	0.02%
Advisers	1,126	0.02%

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2014, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2014, the Fund had long-term capital loss carryforwards of $194,949 not subject to expiration.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At May 31, 2014, the Fund deferred late-year ordinary losses of $598,418.

The tax character of distributions paid during the years ended May 31, 2014 and 2013, was as follows:

2006	2014	2013
Distributions paid from ordinary income	$—	$238

Annual Report | 35

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

5. INCOME TAXES (continued)

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$67,622,346

Unrealized appreciation	$14,905
Unrealized (depreciation)	(92,779)
Net unrealized appreciation (depreciation)	$(77,874)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and non-deductible expenses.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2014, aggregated $10,987,969 and $18,848,000, respectively.

Transactions in options written during the year ended May 31, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at May 31, 2013	—	$—
Options written	340	166,532
Options expired	(271)	(105,751)
Options exercised	(34)	(39,695)
Options closed	(35)	(21,086)
Options outstanding at May 31, 2014	—	$—

See Notes 1(b) and 7 regarding derivative financial instruments and other derivative information, respectively.

36 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

7. OTHER DERIVATIVE INFORMATION

At May 31, 2014, the Fund’s investments in derivative contracts are reflected on the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts	Consolidated		Consolidated
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount[a]
Commodity contracts			Unrealized depreciation	$447,272
on swap contracts / Net
assets consist of – net
unrealized appreciation
(depreciation)

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only current day’s variation margin is separately reported within the Consolidated Statement of Assets and Liabilities.

For the year ended May 31, 2014, the effect of derivative contracts on the Fund’s Consolidated Statement of Operations was as follows:

Change in
Unrealized
		Realized	Appreciation
Derivative Contracts	Consolidated	Gain (Loss)	(Depreciation)
Not Accounted for as	Statement of	for the	for the
Hedging Instruments	Operations Locations	Year	Year
Commodity contracts	Net realized gain (loss) from investments, written options,	$(1,752,777)	$756,108
futures and swap contracts / Net change in unrealized
appreciation (depreciation) on futures and swap contracts

For the year ended May 31, 2014 , the average month end fair value of derivatives represented 3.75% of average month end net assets. The average month end number of open derivative contracts for the year was 8.

See Notes 1(b) and 6 regarding derivative financial instruments and investment transactions, respectively.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Annual Report | 37

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

8. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Consolidated Statement of Operations. During the year ended May 31, 2014, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

38 | Annual Report

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

9.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities car-

ried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities.	$—	$28,995,363	$—	$28,995,363
Short Term Investments	37,549,109	1,000,000	—	38,549,109
Total Investments in Securities	$37,549,109	$29,995,363	$—	$67,544,472

Liabilities:
Other Financial Instruments
Futures Contracts	$75,304	$—	$—	$75,304
Swap Contracts	—	371,968	—	371,968
Total Other Financial Instruments	$75,304	$371,968	$—	$447,272

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

Annual Report | 39

Franklin Alternative Strategies Funds

Notes to Consolidated Financial Statements (continued)

Franklin Pelagos Commodities Strategy Fund

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty	Selected Portfolio
MSCS - Morgan Stanley Capital Services, LLC	FFCB	- Federal Farm Credit Bank
	FHLB	- Federal Home Loan Bank

40 | Annual Report

Franklin Alternative Strategies Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of Franklin Pelagos Commodities Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of the Franklin Pelagos Commodities Strategy Fund (the “Fund”), as of May 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and the financial highlights for each of the periods indicated therein. These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the Franklin Pelagos Commodities Strategy Fund at May 31, 2014, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets and the consolidated financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Annual Report | 41

Franklin Alternative Strategies Funds

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and numbers of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of Business,
New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and pub-
lishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958)	Trustee	Since 2011	36	Navient Corporation (loan manage-
c/o Franklin Mutual Advisers, LLC				ment, servicing and asset recovery)
101 John F. Kennedy Parkway				(May 2014), Ares Capital Corporation
Short Hills, NJ 07078-2789				(specialty finance company)
(2010-present), United Natural Foods,
Inc. (distributor of natural, organic and
specialty foods) (2013-present), Allied
Capital Corporation (financial services)
(2003-2010) and SLM Corporation
(Sallie Mae) (1997-2014).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929)	Trustee	Since 2011	17	Franklin Templeton Emerging Markets
c/o Franklin Mutual Advisers, LLC				Debt Opportunities Fund PLC and
101 John F. Kennedy Parkway				Fiduciary International Ireland
Short Hills, NJ 07078-2789				Limited.
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute
and Chairman, ICI Public Information Committee.

42 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Keith E. Mitchell (1954)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm); director of various boards of asset management firms; and formerly, Managing Director, Putnam Lovell NBF.

Charles Rubens II (1930)	Trustee	Since 2011	17	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.

Jan Hopkins Trachtman (1947)	Trustee	Since 2011	10	None
c/o Franklin Mutual Advisers, LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2789

Principal Occupation During at Least the Past 5 Years:

President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight and Editor, CBS Network News.

Robert E. Wade (1946)	Trustee and	Trustee and	43	El Oro Ltd (investments).
c/o Franklin Mutual Advisers, LLC	Chairman of	Chairman of the
101 John F. Kennedy Parkway	the Board	Board since 2011
Short Hills, NJ 07078-2789
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice (1972-2008) and member of various boards.

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2011	148	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Annual Report | 43

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Peter A. Langerman (1955)	Trustee	Since 2011	10	American International Group, Inc.
c/o Franklin Mutual Advisers, LLC				(AIG) Credit Facility Trust
101 John F. Kennedy Parkway				(2010–2011	).
Short Hills, NJ 07078-2702

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Chief Executive Officer and President, Franklin Mutual Advisers, LLC; officer and/or director, as the case may be, of four of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Steven J. Gray (1955)	Secretary and	Secretary and Vice	Not Applicable	Not Applicable
One Franklin Parkway	Vice President	President since
San Mateo, CA 94403-1906		2011

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

44 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Robert G. Kubilis (1973)	Treasurer,	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief Financial
Fort Lauderdale, FL 33301-1923	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Assistant Treasurer, Fund Accounting, Franklin Templeton Investments; and officer of five of the investment companies in Franklin Templeton Investments.

Thomas A. Nelson (1969)	Vice President	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue
New York, NY 10020

Principal Occupation During at Least the Past 5 Years:

Portfolio Manager, Franklin Advisers, Inc.; officer of one of the investment companies in Franklin Templeton Investments; and formerly, Manager of Americas market specialist sales team, Bloomberg LP (1991-2007).

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2011	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Annual Report | 45

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

William Y. Yun (1959)	President and	Since 2011	Not Applicable	Not Applicable
600 Fifth Avenue	Chief
New York, NY 10020	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; Executive Vice President – Alternative Strategies, Franklin Resources, Inc.; Chief Executive Officer, Franklin Alternative Strategies Advisers, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of one of the investment companies in Franklin Templeton Investments.

46 | Annual Report

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc., which is the parent company of the Fund’s investment manager and distributor. Peter A. Langerman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Mutual Advisers, LLC, the Fund’s investment manager.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Fund’s Board has determined that certain of the members of the Audit Committee, including Ann Torre Bates, are audit committee financial experts, and “independent,”
under those provisions of the Sarbanes-Oxley Act of 2002, and the rules and form amendments adopted by the Securities and Exchange Commission, relating to audit committee financial experts.

The Statement of Information (SAI) include additional information about board members and is available, without charge, upon request. Shareholders may call
(800) DIAL BEN/342-5236 to request the SAI.

Franklin Alternative Strategies Funds

Shareholder Information

Franklin Pelagos Commodities Strategy Fund

Board Review of Investment Management Agreement

The Board (Board), including the independent trustees, at an in-person meeting held on May 15, 2014, unanimously approved renewal of the Fund’s investment management agreement. Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees held three meetings dedicated to the renewal process (those trustees unable to attend in person were present by telephonic conference means). Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving renewal of the agreement, the Board, including the independent trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of the Fund and its shareholders.

In reaching their decision on the agreement, the trustees took into account information furnished throughout the year at regular Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, asset segregation, portfolio turnover, distribution, shareholder servicing, legal and compliance matters, pricing of securities and sales and redemptions, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton Investments complex in comparison with those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the Franklin Templeton group and its activities on behalf of other clients.

The information obtained by the trustees during the renewal process also included a special report prepared by Lipper, Inc. (Lipper), an independent third-party analyst, comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Lipper Section 15(c) Report). The trustees reviewed the Lipper Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. They concluded that the report was a reliable resource in the performance of their duties.

In addition, the trustees received a profitability study prepared by management discussing the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as

Annual Report | 47

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin Pelagos Commodities Strategy Fund

Board Review of Investment Management Agreement (continued)

on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal proceedings.

Particular attention was given to the diligent risk management procedures of the investment manager, including continuous monitoring and management of counterparty credit risk and collateral, and attention given to derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment objectives. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business. In addition, the Board received updates from management on the SEC’s progress in implementing the rule-making requirements established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, which was enacted July 21, 2010, and the compliance of the investment manager with rules and regulations already promulgated by the SEC under such act, as well as the compliance of the investment manager with new rules and regulations promulgated by the U.S. Commodity Futures Trading Commission.

In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. In this regard, they reviewed the Fund’s actively managed fundamental and quantitative investment philosophy and process and the investment manager’s ability to implement such philosophy and process, including, but not limited to, the investment manager’s trading practices and investment decision processes and efforts to ensure compliance with the Fund’s investment goals, policies, and limitations. The trustees considered the successful performance of the investment manager in managing another mutual fund with similar investment goals as the Fund. The Board also

48 | Annual Report

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin Pelagos Commodities Strategy Fund

Board Review of Investment Management Agreement (continued)

considered the subadvisory services that the investment manager provides to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).

The trustees reviewed the Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of predesignated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees considered various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements. The Board also considered the nature, extent and quality of the services to be provided under the other service agreements with affiliates of the investment manager.

During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the Franklin Templeton group, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges.

Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the Fund and its shareholders and were confident in the abilities of the management team to continue to implement the Fund’s actively managed fundamental and quantitative investment philosophy and process and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. As the Fund commenced operations in December 2011, the trustees reviewed the investment performance of the Fund for the one- and two-year periods

Annual Report | 49

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin Pelagos Commodities Strategy Fund

Board Review of Investment Management Agreement (continued)

ended December 31, 2013. In light of the limited operating history of the Fund, the Board considered the investment performance of the investment manager with respect to the other mutual fund it subadvises with similar investment objectives as the Fund. As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund. The trustees also compared Fund performance to other industry benchmarks as part of their evaluation of investment performance.

In addition, attention in assessing performance was given to the Lipper Section 15(c) Report. That report showed the investment performance of the Fund in comparison to other funds determined comparable by Lipper.

The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional commodities general funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2013, and had annualized total returns for the two-year period in the second-best performing quintile. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the losses incurred by the investment manager and its affiliates from their respective relationships with the Fund. The Board considered the extent to which the investment manager may derive ancillary benefits from Fund operations. In considering the appropriateness of the management fee and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect through September 30, 2015. The Board also considered the sub-advisory services that the investment manager provides to the Cayman Subsidiary and the related fee waivers that were in place. The Board considered the nature of the services provided by the investment manager to the other mutual fund it subadvises with similar investment objectives as the Fund, the fees that it charges for such services and any potential conflicts.

Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment management fee and total expense ratio of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. In reviewing comparative costs, emphasis was given to the Fund’s contractual management fee in comparison

50 | Annual Report

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin Pelagos Commodities Strategy Fund

Board Review of Investment Management Agreement (continued)

with the contractual management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. It was noted that the Lipper contractual management fee analysis includes administrative charges as being part of the management fee.

The Fund’s contractual management fee rate was in the second-least expensive quintile of its Lipper expense group, its total expenses (excluding Rule 12b-1 fees) were in the middle quintile of such group. The Board was satisfied with such comparative fees and expenses.

ECONOMIES OF SCALE. The Board considered economies of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Fund had only commenced operations in December 2011, and due to the limited size of assets under management, the Board concluded that economies of scale were difficult to consider at that time.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report | 51

Franklin Alternative Strategies Funds

Shareholder Information (continued)

Franklin Pelagos Commodities Strategy Fund

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

52 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Pelagos Commodities Strategy Fund

Investment Manager
Pelagos Capital Management, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

995 A 07/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Ann Torre Bates and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $92,925 for the fiscal year ended May 31, 2014 and $56,000 for the fiscal year ended May 31, 2013.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $77,000 for the fiscal year ended May 31, 2014 and $67,000 for the fiscal year ended May 31, 2013.  The services for which these fees were paid included web based application providing technical information related to withholding tax rates, treaties, procedures, and form/instructions for portfolio dividends and interest, and capital gains in foreign governments.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(C) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $77,000 for the fiscal year ended May 31, 2014 and $67,000 for the fiscal year ended May 31, 2013.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-

End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment

Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERATIVE STRATEGIES FUNDS

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/ROBERTA G. KUBILIS

Robert G. Kubilis

      Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014